As filed with the Securities and Exchange Commission on January 29, 1998

                                                                       File Nos.
                                                                         33-9994
                                                                        811-4894

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N- 1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre- Effective Amendment No.

   Post-Effective Amendment No. 17                  (X)

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No. 18                                 (X)

                             FRANKLIN MANAGED TRUST
               (Exact Name of Registrant as Specified in Charter)

           777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404 (Address of
                     Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code (650) 312-2000

         HARMON E. BURNS, 777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[x] on February 1, 1998 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph  (a)(1)
[ ] on [date] pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on [date] pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment



Title of Securities Being Registered:
Shares of Beneficial Interest of:
Franklin Corporate Qualified Dividend Fund
Franklin Rising Dividends Fund - Class I
Franklin Rising Dividends Fund - Class II
Franklin Investment Grade Income Fund - Class I
Franklin Investment Grade Income Fund - Advisor Class



                             FRANKLIN MANAGED TRUST
                              CROSS REFERENCE SHEET

                                    FORM N-1A

                  PART A: INFORMATION REQUIRED IN PROSPECTUS
                 (Franklin Corporate Qualified Dividend Fund)

   N-1A                                         Location in
   ITEM NO.      ITEM                           REGISTRATION STATEMENT

   1.            Cover Page                     Cover Page

   2.            Synopsis                       "Expense Summary"

   3.            Condensed Financial            "Financial Highlights"; "How
                 Information                    Does the Fund Measure
                                                Performance?"

   4.            General Description of         "How Is the Trust Organized?";
                 Registrant                     "How Does the Fund Invest Its
                                                Assets?"; "What Are the Risks of
                                                Investing in the Fund?"

   5.            Management of the Fund         "Who Manages the Fund?"

   5A.           Management's Discussion of     Contained in Registrant's Annual
                 Fund Performance               Report to Shareholders

   6.            Capital Stock and Other        "How Is the Trust Organized?";
                 Securities                     "Services to Help You Manage
                                                Your       Account";       "What
                                                Distributions  Might  I  Receive
                                                From the Fund?";  "How  Taxation
                                                Affects   the   Fund   and   Its
                                                Shareholders";  "What  If I Have
                                                Questions  About  My  Account?";
                                                "What  Are  the  Fund's  Special
                                                Considerations?"

   7.            Purchase of Securities Being   "How Do I Buy Shares?"; "May I
                 Offered                        Exchange Shares for Shares of
                                                Another Fund?"; "Transaction
                                                Procedures and Special
                                                Requirements"; "Services to Help
                                                You Manage Your Account";
                                                "Useful Terms and Definitions"

   8.            Redemption or Repurchase       "May I Exchange Shares for
                                                Shares of Another Fund?"; "How
                                                Do I Sell Shares?"; "Transaction
                                                Procedures and Special
                                                Requirements"; "Services to Help
                                                You Manage Your Account";
                                                "Useful Terms and Definitions"

   9.            Pending Legal Proceedings      Not Applicable



                             FRANKLIN MANAGED TRUST
                              CROSS REFERENCE SHEET

                                    FORM N-1A

                   PART A: INFORMATION REQUIRED IN PROSPECTUS
             (Franklin Rising Dividends Fund - Class I and Class II)

   N-1A                                        Location in
   ITEM NO.      ITEM                          REGISTRATION STATEMENT

   1.            Cover Page                    Cover Page

   2.            Synopsis                      "Expense Summary"

   3.            Condensed Financial           "Financial Highlights"; "How Does
                 Information                   the Fund Measure Performance?"

   4.            General Description of        "How Is the Trust Organized?";
                 Registrant                    "How Does the Fund Invest Its
                                               Assets?"; "What Are the Risks of
                                               Investing in the Fund?"

   5.            Management of the Fund        "Who Manages the Fund?"

   5A.           Management's Discussion of    Contained in Registrant's Annual
                 Fund Performance              Report to Shareholders

   6.            Capital Stock and Other       "How Is the Trust Organized?";
                 Securities                    "Services to Help You Manage Your
                                               Account"; "What Distributions
                                               Might I Receive from the Fund?";
                                               "How Taxation Affects the Fund
                                               and Its Shareholders"; "What If I
                                               Have Questions About My Account?"

   7.            Purchase of Securities        "How Do I Buy Shares?"; "May I
                 Being Offered                 Exchange Shares for Shares of
                                               Another Fund?"; "Transaction
                                               Procedures and Special
                                               Requirements"; "Services to Help
                                               You Manage Your Account"; "Useful
                                               Terms and Definitions"

   8.            Redemption or Repurchase      "May I Exchange Shares for Shares
                                               of Another Fund?"; "How Do I Sell
                                               Shares?"; "Transaction Procedures
                                               and Special Requirements";
                                               "Services to Help You Manage Your
                                               Account"; "Useful Terms and
                                               Definitions"

   9.            Pending Legal Proceedings     Not Applicable



                             FRANKLIN MANAGED TRUST
                              CROSS REFERENCE SHEET

                                    FORM N-1A

                  PART A: INFORMATION REQUIRED IN PROSPECTUS
              (Franklin Investment Grade Income Fund - Class I)

   N-1A                                        Location in
   ITEM NO.      ITEM                          REGISTRATION STATEMENT

   1.            Cover Page                    Cover Page

   2.            Synopsis                      "Expense Summary"

   3.            Condensed Financial           "Financial Highlights"; "How Does
                 Information                   the Fund Measure Performance?"

   4.            General Description of        "How Is the Trust Organized?";
                 Registrant                    "How Does the Fund Invest Its
                                               Assets?"; "What Are the Risks of
                                               Investing in the Fund?"

   5.            Management of the Fund        "Who Manages the Fund?"

   5A.           Management's Discussion of    Contained in Registrant's Annual
                 Fund Performance              Report to Shareholders

   6.            Capital Stock and Other       "How Is the Trust Organized?";
                 Securities                    "Services to Help You Manage Your
                                               Account"; "What Distributions
                                               Might I Receive from the Fund?";
                                               "How Taxation Affects the Fund
                                               and Its Shareholders"; "What If I
                                               Have Questions About My Account?"

   7.            Purchase of Securities        "How Do I Buy Shares?"; "May I
                 Being Offered                 Exchange Shares for Shares of
                                               Another Fund?"; "Transaction
                                               Procedures and Special
                                               Requirements"; "Services to Help
                                               You Manage Your Account"; "Useful
                                               Terms and Definitions"

   8.            Redemption or Repurchase      "May I Exchange Shares for Shares
                                               of Another Fund?"; "How Do I Sell
                                               Shares?"; "Transaction Procedures
                                               and Special Requirements";
                                               "Services to Help You Manage Your
                                               Account"; "Useful Terms and
                                               Definitions"

   9.            Pending Legal Proceedings     Not Applicable




                             FRANKLIN MANAGED TRUST
                              CROSS REFERENCE SHEET

                                    FORM N-1A

                  PART A: INFORMATION REQUIRED IN PROSPECTUS
           (Franklin Investment Grade Income Fund - Advisor Class)

   N-1A                                        Location in
   ITEM NO.      ITEM                          REGISTRATION STATEMENT

   1.            Cover Page                    Cover Page

   2.            Synopsis                      "Expense Summary"

   3.            Condensed Financial           "Financial Highlights"; "How Does
                 Information                   the Fund Measure Performance?"

   4.            General Description of        "How Is the Trust Organized?";
                 Registrant                    "How Does the Fund Invest Its
                                               Assets?"; "What Are the Risks of
                                               Investing in the Fund?"

   5.            Management of the Fund        "Who Manages the Fund?"

   5A.           Management's Discussion of    Contained in Registrant's Annual
                 Fund Performance              Report to Shareholders

   6.            Capital Stock and Other       "How Is the Fund Organized?";
                 Securities                    "Services to Help You Manage Your
                                               Account"; "What Distributions
                                               Might I Receive from the Fund?";
                                               "How Taxation Affects the Fund
                                               and Its Shareholders"

   7.            Purchase of Securities        "How Do I Buy Shares?"; "May I
                 Being Offered                 Exchange Shares for Shares of
                                               Another Fund?"; "Transaction
                                               Procedures and Special
                                               Requirements"; "Services to Help
                                               You Manage Your Account"; "Useful
                                               Terms and Definitions"

   8.            Redemption or Repurchase      "May I Exchange Shares for Shares
                                               of Another Fund?"; "How Do I Sell
                                               Shares?"; "Transaction Procedures
                                               and Special Requirements";
                                               "Services to Help You Manage Your
                                               Account"

   9.            Pending Legal Proceedings     Not Applicable



                             FRANKLIN MANAGED TRUST
                              CROSS REFERENCE SHEET

                                    FORM N-1A

                         Part B: Information Required in
                       STATEMENT OF ADDITIONAL INFORMATION
                    (Franklin Managed Trust - Class I & II)

10.           Cover Page                    Cover Page

11.           Table of Contents             Contents

12.           General Information and       Not Applicable
              History

13.           Investment Objectives and     "How Does the Fund Invest Its
              Policies                      Assets?"; "Investment Restrictions"

14.           Management of the Registrant  "Officers and Trustees"

15.           Control Persons and           "Officers and Trustees"; "Investment
              Principal Holders of          Management and Other Services";
              Securities                    "Miscellaneous Information"

16.           Investment Advisory and       "Investment Management and Other
              Other Services                Services"; "The Fund's Underwriter"

17.           Brokerage Allocation and      "How Does the Fund Buy Securities
              Other Practices               For Its Portfolio?"

18.           Capital Stock and Other       See Prospectus "How Is the Trust
              Securities                    Organized?"

19.           Purchase, Redemption and      "How Do I Buy, Sell and Exchange
              Pricing of Securities Being   Shares?"; "How Are Fund Shares
              Offered                       Valued?"; "Financial Statements"

20.           Tax Status                    "Additional Information on
                                            Distributions and Taxes"

21.           Underwriters                  "The Fund's Underwriter"

22.           Calculation of Performance    "How Does the Fund Measure
              Data                          Performance?"

23.           Financial Statements          "Financial Statements"



                             FRANKLIN MANAGED TRUST
                              CROSS REFERENCE SHEET

                                    FORM N-1A

                         Part B: Information Required in
                       STATEMENT OF ADDITIONAL INFORMATION
             (Franklin Investment Grade Income Fund - Advisor Class)

10.          Cover Page                   Cover Page

11.          Table of Contents            Contents

12.          General Information and      Not Applicable
             History

13.          Investment Objectives and    "How Does the Fund Invest Its
             Policies                     Assets?"; "Investment Restrictions"

14.          Management of the            "Officers and Trustees"
             Registrant

15.          Control Persons and          "Officers and Trustees"; "Investment
             Principal Holders of         Management and Other Services";
             Securities                   "Miscellaneous Information"

16.          Investment Advisory and      "Investment Management and Other
             Other Services               Services"; "The Fund's Underwriter"

17.          Brokerage Allocation and     "How Does the Fund Buy Securities For
             Other Practices              Its Portfolio?"

18.          Capital Stock and Other      See Prospectus "How Is the Trust
             Securities                   Organized?"

19.          Purchase, Redemption and     "How Do I Buy, Sell and Exchange
             Pricing of Securities        Shares?"; "How Are Fund Shares
             Being Offered                Valued?"; "Financial Statements"

20.          Tax Status                   "Additional Information on
                                          Distributions and Taxes"

21.          Underwriters                 "The Fund's Underwriter"

22.          Calculation of Performance   "How Does the Fund Measure
             Data                          Performance?"

23.          Financial Statements         "Financial Statements"

PROSPECTUS & APPLICATION
FRANKLIN CORPORATE QUALIFIED DIVIDEND FUND
INVESTMENT STRATEGY
INCOME


FEBRUARY 1, 1998

FRANKLIN MANAGED TRUST

This prospectus describes the Franklin Corporate Qualified Dividend Fund (the "Fund"). It contains information you should know before investing in the Fund. Please keep it for future reference.

The Fund has a Statement of Additional Information ("SAI"), dated February 1, 1998, which may be amended from time to time. It includes more information about the Fund's procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy or a larger print version of this prospectus, call 1-800/DIAL BEN.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.

FRANKLIN CORPORATE QUALIFIED DIVIDEND FUND


FEBRUARY 1, 1998

When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.

TABLE OF CONTENTS

ABOUT THE FUND
Expense Summary ...............................................  2
Financial Highlights ..........................................  3
How Does the Fund Invest Its Assets? ..........................  4
What Are the Fund's Special Considerations? ...................  7
What Are the Risks of Investing in the Fund? ..................  8
Who Manages the Fund? .........................................  9
How Does the Fund Measure Performance? ........................ 10
How Taxation Affects the Fund and Its Shareholders ............ 11
How Is the Trust Organized? ................................... 14

ABOUT YOUR ACCOUNT
How Do I Buy Shares? .......................................... 14
May I Exchange Shares for Shares of Another Fund? ............. 18
How Do I Sell Shares? ......................................... 21
What Distributions Might I Receive From the Fund? ............. 24
Transaction Procedures and Special Requirements ............... 25
Services to Help You Manage Your Account ...................... 28
What If I Have Questions About My Account? .................... 30

GLOSSARY
Useful Terms and Definitions .................................. 30



777 Mariners Island Blvd.
P.O. Box 7777
San Mateo
CA 94403-7777

1-800/DIAL BEN


ABOUT THE FUND

EXPENSE SUMMARY


This table is designed to help you understand the costs of investing in the Fund. It is based on the Fund's historical expenses for the fiscal year ended September 30, 1997. The Fund's actual expenses may vary.

A.    SHAREHOLDER TRANSACTION EXPENSES+

  Maximum Sales Charge Imposed on Purchases
 (as a percentage of Offering Price)                      1.50%++
  Deferred Sales Charge                                    None+++
  Exchange Fee (per transaction)                          $5.00*

B.    ANNUAL FUND OPERATING EXPENSES
      (AS A PERCENTAGE OF AVERAGE NET ASSETS)

  Management Fees                                          0.50%
  Rule 12b-1 Fees                                          0.21%**
  Other Expenses                                           0.32%
  Total Fund Operating Expenses                            1.03%

C.    EXAMPLE


  Assume the Fund's annual return is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.


  1 YEAR     3 YEARS   5 YEARS  10 YEARS

  $25***       $47       $71      $139


  THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in its Net Asset Value or dividends and are not directly charged to your account.

+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.

++There is no front-end sales charge if you invest $1 million or more.

+++A Contingent Deferred Sales Charge of 1% may apply to purchases of $1 million or more if you sell the shares within one year. See "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.

*$5.00 fee is only for Market Timers. We process all other exchanges without a fee.

**These fees may not exceed 0.25%. The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charge permitted under the NASD's rules. It is estimated, however, that this would take a substantial number of years.

***Assumes a Contingent Deferred Sales Charge will not apply.

FINANCIAL HIGHLIGHTS


This table summarizes the Fund's financial history. The information has been audited by Tait, Weller & Baker, the Fund's independent auditors. Their audit report covering each of the most recent five years appears in the financial statements in the Trust's Annual Report to Shareholders for the fiscal year ended September 30, 1997. The Annual Report to Shareholders also includes more information about the Fund's performance. For a free copy, please call Fund Information.

                              For the Year Ended September 30,
                              --------------------------------
                               1997       1996       1995      1994      1993+    1992       1991     1990    1989      1988++
--------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance
 (for a share outstanding throughout the year)

Net asset value,
  beginning of year           $23.52     $23.76     $23.69    $24.47    $23.75    $21.63    $19.03   $20.65  $21.11     $21.77

Income from investment operations:

 Net investment income          1.11       1.10       1.21      1.02       .73      1.37      1.73     1.77    1.76       1.84

 Net realized and
  unrealized gains (losses)      .44       (.19)      -         (.84)      .78      2.14      2.54    (1.57)   (.43)      (.65)

Total from investment operations1.55        .91       1.21       .18      1.51      3.51      4.27      .20    1.33       1.19

Less distributions from:

 Net investment income         (1.04)     (1.15)     (1.14)     (.96)     (.79)    (1.39)    (1.67)   (1.82)  (1.79)     (1.85)

 Net asset value, end of year $24.03     $23.52     $23.76    $23.69    $24.47    $23.75    $21.63   $19.03  $20.65     $21.11

Total return*                   6.71%      3.94%      5.26%      .72%     6.44%    16.75%    23.25%    1.05%   6.42%      5.68%

Ratios/Supplemental Data

Net assets, end
  of year (in 000's)          $24,546    $27,791    $27,793    $31,790   $33,849  $29,444   $22,242   $17,498  $23,260   $30,632

Ratios to average net assets

 Expenses                       1.03%      1.07%      1.02%     1.00%     1.06%**   1.10%     1.24%    1.33%   1.43%      1.46%
  Net investment income         4.56%      4.64%      5.02%     4.19%     4.09%**   5.97%     8.09%    8.84%   8.31%      8.51%

Portfolio turnover rate        13.41%     24.88%     29.18%    32.17%    27.46%    29.01%     -        1.55%  14.42%      8.00%

Average commission
rate paid***                   $.0600     $.0600        -         -         -         -         -        -       -          -

+For the nine months ended September 30, 1993.

++On June 28, 1988, the investment manager changed from L.F. Rothschild Fund Management, Inc. to Franklin Advisers, Inc., an affiliate of Advisory Services.

*Total return does not reflect sales commissions or the Contingent Deferred Sales Charge, and is not annualized.

**Annualized.

***Relates to purchases and sales of equity securities. Prior to fiscal year end 1996 disclosure of average commission rate was not required.

HOW DOES THE FUND INVEST ITS ASSETS?

THE FUND'S INVESTMENT OBJECTIVE

The Fund is designed to serve as an income producing vehicle for the cash reserves of taxable corporations. The Fund's investment objective is to generate high after-tax income for corporations, consistent with investment in investment quality securities. The objective is a fundamental policy of the Fund and may not be changed without shareholder approval. Of course, there is no assurance that the Fund will achieve its objective.


TYPES OF SECURITIES IN WHICH THE FUND MAY INVEST

The Fund seeks to achieve its  investment  objective by maximizing the amount of
dividend   income   it   receives   that   qualifies   for  the  70%   corporate
dividends-received deduction under current federal income tax laws.

Under normal market conditions, at least 75% of the Fund's total assets will be invested in equity securities of domestic corporations paying dividends that qualify for the dividends-received deduction. The types of securities in which the Fund typically invests include adjustable rate preferred stocks, auction rate preferred stocks, conventional preferred stocks, and common stocks.

Because the Fund seeks income consistent with investment in investment quality securities, under normal market conditions at least 95% of the Fund's portfolio is invested in equity securities of issuers whose long-term debt securities are either rated in one of the four highest rating categories (AAA, AA, A or BBB by S&P, or Aaa, Aa, A, or Baa by Moody's) or, if unrated, are of comparable quality as determined by Advisory Services. Debt securities rated within the top three categories comprise what are known as high-grade bonds and are regarded as having a strong capacity to pay principal and interest. Medium-grade bonds (BBB by S&P or Baa by Moody's) are regarded as having an adequate capacity to pay principal and interest but with greater vulnerability to adverse economic conditions and some speculative characteristics. See "Appendix" in the SAI for a further description of these ratings.


Although market risks are inherent in any investment program, Advisory Services believes that these risks may be reduced through careful analysis of prospective issuers. While the opinion of rating services may be considered in selecting securities for the Fund's portfolio, Advisory Services relies primarily on its own credit analysis, which includes a study of the existing debt, capital structure, ability to service debt and to pay dividends, and the credit rating and current trend of earnings for any company under consideration.


The common stocks that the Fund purchases are generally not rated and ratings on the issuers' preferred or debt securities should not be construed as a rating on the issuers' common stocks.

Adjustable Rate and Auction Rate Preferred Stocks. The Fund may invest a portion of its portfolio in adjustable rate and auction rate preferred stocks, the dividends on which qualify for the dividends-received deduction.

Adjustable rate stocks are preferred stocks with cumulative and adjustable dividends. Regardless of the issuer, these stocks generally have the same terms and provisions, except for the specific adjustment formula used to determine their quarterly dividend rate. These formulas vary in regard to (i) the fixed amount of premium or discount in relation to a particular U.S. Treasury instrument rate and (ii) the minimum and maximum range within which the dividend rate may fluctuate. The applicable rate is generally determined by the issuer at the beginning of each quarterly dividend period by adding or subtracting (depending upon the terms of the issue) either a fixed number of basis points or a percentage calculation to the highest of three specified rates: a "Treasury Bill Rate," a "Ten-Year Constant Maturity Rate" and a "Twenty-Year Constant Maturity Rate."

Auction rate preferred stocks are similar to short-term, corporate money market instruments in that the auction rate preferred stockholder normally has the opportunity to liquidate at par every 49 days, at which time the dividend rate is reset. Generally, the maximum dividend rate ranges from 110% to 250%, depending on quality, of the sixty-day "AA" Composite Commercial Paper Rate and the minimum dividend rate is 56% of that same rate. The maximum and minimum dividend rates may be higher or lower depending upon the particular issuer.


While the Fund intends to invest only in adjustable rate and auction rate preferred stocks that are represented by the issuer or its counsel, or are considered in the best judgment of Advisory Services, to be equity securities for purposes of the dividends-received deduction, there is the possibility that some of these stocks may be classified as debt securities. If the stocks are classified as debt securities the dividends paid on these securities would not be dividends qualifying for the dividends-received deduction.

OTHER INVESTMENT POLICIES OF THE FUND

SHORT-TERM INVESTMENTS. In any period of stock market weakness or uncertain market or economic conditions as determined by Advisory Services, the Fund may establish a defensive position to preserve capital by temporarily investing all or a part of its assets in short-term, fixed-income securities or retaining the assets in cash or cash equivalents. These investments, which may also be made on a temporary basis pending investment in equity securities, would include U.S. government securities, bank CDs, bankers' acceptances, high-quality commercial paper issued by domestic corporations and repurchase transactions.

REPURCHASE AGREEMENTS. In a repurchase agreement, the Fund buys U.S. government securities from a bank or broker-dealer at one price and agrees to sell them back to the bank or broker-dealer at a higher price on a specified date. The securities subject to resale are held on behalf of the Fund by a custodian bank approved by the Board. The bank or broker-dealer must transfer to the custodian securities with an initial market value of at least 102% of the repurchase price to help secure the obligation to repurchase the securities at a later date. The securities are then marked-to-market daily to maintain coverage of at least 100%. If the bank or broker-dealer does not repurchase the securities as agreed, the Fund may experience a loss or delay in the liquidation of the securities underlying the repurchase agreement and may also incur liquidation costs. The Fund, however, intends to enter into repurchase agreements only with banks or broker-dealers that are considered creditworthy by Advisory Services.

LOANS OF PORTFOLIO SECURITIES. Consistent with procedures approved by the Board, the Fund may lend its portfolio securities to qualified securities dealers or other institutional investors. Although permitted to lend up to 30% of its total assets, the Fund currently intends to limit its lending of securities to no more than 5% of its total assets. For a description of the Fund's securities lending procedures, please see the SAI.


BORROWING. The Fund may borrow money only from banks for temporary or emergency purposes in amounts not to exceed 15% of the Fund's total assets. Additional investments may not be made while any such borrowings are in excess of 5% of the Fund's total assets.

To the extent interest income is derived from the above activities, it will not qualify for the corporate dividends-received deduction.


ILLIQUID INVESTMENTS. The Fund's policy is not to invest more than 10% of its net assets in illiquid or restricted securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them.

OTHER POLICIES AND RESTRICTIONS. The Fund has a number of additional investment restrictions that limit its activities to some extent. Some of these restrictions may only be changed with shareholder approval. For a list of these restrictions and more information about the Fund's investment policies, please see "How Does the Fund Invest Its Assets?" and "Investment Restrictions" in the SAI.

Each of the Fund's policies and restrictions discussed in this prospectus and in the SAI is considered at the time the Fund makes an investment. The Fund is generally not required to sell a security because of a change in circumstances.

WHAT ARE THE FUND'S SPECIAL CONSIDERATIONS?

As discussed under "How Taxation Affects the Fund and Its Shareholders," in order for 100% of the dividend income paid by the Fund to qualify for the 70% corporate dividends-received deduction, 100% of the Fund's net distributable income must be derived from qualifying dividends received from the Fund's investment in the stock of domestic corporations with respect to which the Fund satisfies certain requirements of federal tax laws. If the aggregate qualifying dividends received by the Fund are less than 100% of its net distributable income, then the amount of the Fund's dividends paid to its shareholders that will be eligible for the deduction will also be proportionately less. While the Fund intends to maximize the amount of qualifying dividend income it receives, consistent with its investment objective, it is possible that less than 100% of the Fund's net distributable income in any year will consist of qualifying dividend income to you.


To be eligible for the 70% dividends-received deduction on any dividend paid by the Fund, you must also satisfy certain federal tax requirements discussed under "How Taxation Affects the Fund and Its Shareholders."

If you are in the 35% regular tax bracket, the effect of the tax deduction is that 89.5% of the Fund's qualifying dividends will be retained as after-tax income. On an after-tax basis, the Fund's qualifying dividends would likely give you a significantly higher return than investments in taxable money market instruments, as illustrated in the chart below. There is no assurance, of course, that any of these results will be attained, that federal income tax laws applicable to the dividends-received deduction will remain the same or that such deduction may not be modified in the future.


The following chart compares the net after-tax yields for a fully taxable investment and the Fund, assuming the maximum 1997 federal corporate income tax rate of 35% and that 100% of the Fund's dividends qualify for the current 70% corporate dividends-received deduction.

Based on the above assumptions, a corporate investor would receive an after-tax return of 89.5% = 100%- ((100%-70%) *35%). Therefore, if we assume a pre-tax yield of 12%, an investment in the Fund will result in an after-tax return of approximately 10.74%. If we compare this with a fully-taxable investment, the after-tax return is only 7.8% since no portion of the dividend qualifies for the 70% dividends-received deduction.

The foregoing chart is for illustrative purposes only, based on current applicable federal corporate income tax rates, and no representation is being made of the Fund's actual or intended yield or the percentage of its dividends which will in fact qualify for the dividends-received deduction. In addition, the net asset value of the Fund will fluctuate and you may realize a gain or loss on redemption. For more information see "How Taxation Affects the Fund and Its Shareholders."

WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The value of your shares will increase as the value of the securities owned by the Fund increases and will decrease as the value of the Fund's investments decrease. In this way, you participate in any change in the value of the securities owned by the Fund. In addition to the factors that affect the value of any particular security that the Fund owns, the value of Fund shares may also change with movements in the stock market as a whole.


MARKET RISK. If there is a general market decline, shown for example by a drop in the Dow Jones Industrials or other equity based index, the value of what the Fund owns, and thus the Fund's share price, may also decline. The value of the stock market has increased and decreased in the past. These changes are unpredictable.


WHO MANAGES THE FUND?

THE BOARD. The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations.


INVESTMENT MANAGER. Advisory Services manages the Fund's assets and makes its investment decisions. Advisory Services also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Advisory Services and its affiliates manage over $215 billion in assets. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

MANAGEMENT TEAM. The team responsible for the day-to-day management of the Fund's portfolio is: William J. Lippman and Philip H. W. Smith since the Fund's inception, and Margaret McGee since 1988.

William J. Lippman
President of Advisory Services

Mr. Lippman holds a Master of Business Administration degree from New York University and a Bachelor of Business Administration degree from City College New York. Mr. Lippman has been in the securities industry for over 30 years and with the Franklin Templeton Group since 1988.

Philip H. W. Smith
Vice President of Advisory Services

Mr. Smith holds a Doctor of Jurisprudence degree from Yale Law School and a Bachelor of Arts degree from Princeton University. He has been in the securities industry since 1964 and with the Franklin Templeton Group since 1988.

Margaret McGee
Vice President of Advisory Services

Ms. McGee holds a Bachelor of Arts degree in Business Administration from William Paterson University. She has been in the securities industry since 1985 and with the Franklin Templeton Group since 1988.

MANAGEMENT FEES. During the fiscal year ended September 30, 1997, management fees totaling 0.50% of the average daily net assets of the Fund were paid to Advisory Services. Total expenses of the Fund, including fees paid to Advisory Services, were 1.03%.

PORTFOLIO TRANSACTIONS. Advisory Services tries to obtain the best execution on all transactions. If Advisory Services believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How
Does the Fund Buy Securities for Its Portfolio?" in the SAI for more information.


ADMINISTRATIVE SERVICES. Under an agreement with Advisory Services, FT Services provides certain administrative services and facilities for the Fund. Please see "Investment Management and Other Services" in the SAI for more information.


THE RULE 12B-1 PLAN

The Fund has a distribution plan or "Rule 12b-1 Plan" under which it may reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the Fund. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.

Payments by the Fund under the plan may not exceed 0.25% per year of the Fund's average daily net assets. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after certain purchases made without a sales charge, Securities Dealers may not be eligible to receive the Rule 12b-1 fees associated with the purchase. For more information, please see "The Fund's Underwriter" in the SAI.

HOW DOES THE FUND MEASURE PERFORMANCE?

From time to time, the Fund advertises its performance. Commonly used measures of performance include total return, current yield and current distribution rate. The Fund may also advertise its taxable-equivalent yield and distribution rate. Performance figures are usually calculated using the maximum sales charge, but certain figures may not include the sales charge.


Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested. Current yield shows the income per share earned by the Fund. The current distribution rate shows the dividends or distributions paid to shareholders by the Fund. This rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current Offering Price. Unlike current yield, the current distribution rate may include income distributions from sources other than dividends and interest received by the Fund. The taxable-equivalent yield and distribution rate show the before-tax yield or distribution rate that would have to be earned from a taxable investment to equal the Fund's yield or distribution rate, assuming one or more tax rates.


The Fund's investment results will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how the Fund calculates its performance figures, please see "How Does the Fund Measure Performance?" in the SAI.

HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS

On August 5, 1997, President Clinton signed into law the Taxpayer Relief Act of 1997 (the "1997 Act"). This new law makes sweeping changes in the Code. Because many of these changes are complex they are discussed in the SAI.

TAXATION OF THE FUND'S INVESTMENTS

The Fund invests your money in the stocks, bonds and other securities that are described in the section "How Does the Fund Invest Its Assets?" Special tax rules may apply in determining the income and gains that the Fund earns on its investments. These rules may, in turn, affect the amount of distributions that the Fund pays to you. These special tax rules are discussed in the SAI.

TAXATION OF THE FUND. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains that it distributes to you.

HOW DOES THE FUND EARN INCOME AND GAINS?

The Fund earns dividends and interest (the Fund's "income") on its investments. When the Fund sells a security for a price that is higher than it paid, it has a gain. When the Fund sells a security for a price that is lower than it paid, it has a loss. If the Fund has held the security for more than one year, the gain or loss will be a long-term capital gain or loss. If the Fund has held the security for one year or less, the gain or loss will be a short-term capital gain or loss. The Fund's gains and losses are netted together, and, if the Fund has a net gain (the Fund's "gains"), that gain will generally be distributed to you.

TAXATION OF SHAREHOLDERS

DISTRIBUTIONS. Distributions from the Fund, whether you receive them in cash or in additional shares, are generally subject to income tax. The Fund will send you a statement in January of the current year that reflects the amount of ordinary dividends, capital gain distributions and non-taxable distributions you received from the Fund in the prior year. This statement will include distributions declared in December and paid to you in January of the current year, but which are taxable as if paid on December 31 of the prior year. The IRS requires you to report these amounts on your income tax return for the prior year. The Fund's statement for the prior year will tell you how much of your capital gain distribution represents 28% rate gain property. The remainder of the capital gain distribution represents 20% rate gain, subject to certain holding period and debt financing restrictions.

WHAT IS A DISTRIBUTION?

As a shareholder, you will receive your share of the Fund's income and gains on its investments in stocks, bonds and other securities. The Fund's income and short-term capital gains are paid to you as ordinary dividends. The Fund's long-term capital gains are paid to you as capital gain distributions. If the Fund pays you an amount in excess of its income and gains, this excess will generally be treated as a non-taxable distribution. These amounts, taken together, are what we call the Fund's distributions to you.

DIVIDENDS-RECEIVED DEDUCTION. For the fiscal year ended September 30, 1997, 100% of the income dividends paid by the Fund qualified for the corporate dividends-received deduction, subject to certain holding period and debt financing restrictions. Dividends paid by the Fund from sources other than qualifying dividends received by it from U.S. corporations will not qualify for the dividends-received deduction.

The amount that the Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends were earned by the Fund were debt-financed or held by the Fund for less than a 46 day period during a 90 day period beginning 45 days before the ex-dividend date of the corporate stock. Similarly, if your Fund shares are debt-financed or held by you for less than this same 46 day period, then the dividends-received deduction may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

REDEMPTIONS AND EXCHANGES. If you redeem your shares or if you exchange your shares in the Fund for shares in another Franklin Templeton Fund, you will generally have a gain or loss that the IRS requires you to report on your income tax return. If you exchange Fund shares held for 90 days or less and pay no sales charge, or a reduced sales charge, for the new shares, all or a portion of the sales charge you paid on the purchase of the shares you exchanged is not included in their cost for purposes of computing gain or loss on the exchange. If you hold your shares for six months or less, any loss you have will be treated as a long-term capital loss to the extent of any capital gain distributions received by you from the Fund. All or a portion of any loss on the redemption or exchange of your shares will be disallowed by the IRS if you purchase other shares in the Fund within 30 days before or after your redemption or exchange.

WHAT IS A REDEMPTION?

A redemption is a sale by you to the Fund of some or all of your shares in the Fund. The price per share you receive when you redeem Fund shares may be more or less than the price at which you purchased those shares. An exchange of shares in the Fund for shares of another Franklin Templeton Fund is treated as a redemption of Fund shares and then a purchase of shares of the other fund. When you redeem or exchange your shares, you will generally have a gain or loss, depending upon whether the basis in your shares is more or less than your cost or other basis in the shares. Call Franklin Templeton Fund Information at 1-800-342-5236 for a free shareholder Tax Information Handbook if you need more information in calculating the gain or loss on the redemption or exchange of your shares.

NON-U.S. INVESTORS. Ordinary dividends generally will be subject to U.S. income tax withholding. Your home country may also tax ordinary dividends, capital gain distributions and gains arising from redemptions or exchanges of your Fund shares. Fund shares held by the estate of a non-U.S. investor may be subject to U.S. estate tax. You may wish to contact your tax advisor to determine the U.S. and non-U.S. tax consequences of your investment in the Fund.

STATE TAXES. Ordinary dividends and capital gain distributions that you receive from the Fund, and gains arising from redemptions or exchanges of your Fund shares will generally be subject to state and local income tax. The holding of Fund shares may also be subject to state and local intangibles taxes. You may wish to contact your tax advisor to determine the state and local tax consequences of your investment in the Fund.

BACKUP WITHHOLDING. When you open an account, IRS regulations require that you provide your taxpayer identification number ("TIN"), certify that it is correct, and certify that you are not subject to backup withholding under IRS rules. If you fail to provide a correct TIN or the proper tax certifications, the Fund is required to withhold 31% of all the distributions (including ordinary dividends and capital gain distributions), and redemption proceeds paid to you. The Fund is also required to begin backup withholding on your account if the IRS instructs the Fund to do so. The Fund reserves the right not to open your account, or, alternatively, to redeem your shares at the current Net Asset Value, less any taxes withheld, if you fail to provide a correct TIN, fail to provide the proper tax certifications, or the IRS instructs the Fund to begin backup withholding on your account.

WHAT IS A BACKUP WITHHOLDING?

Backup withholding occurs when the Fund is required to withhold and pay over to the IRS 31% of your distributions and redemption proceeds. You can avoid backup withholding by providing the Fund with your TIN, and by completing the tax certifications on your shareholder application that you were asked to sign when you opened your account. However, if the IRS instructs the Fund to begin backup withholding, it is required to do so even if you provided the Fund with your TIN and these tax certifications, and backup withholding will remain in place until the Fund is instructed by the IRS that it is no longer required.

THIS TAX DISCUSSION IS FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND. A MORE COMPLETE DISCUSSION OF THESE RULES AND RELATED MATTERS IS CONTAINED IN THE SECTION ENTITLED "ADDITIONAL INFORMATION ABOUT DISTRIBUTIONS AND TAXES" IN THE SAI. THE TAX TREATMENT TO YOU OF DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS, FOREIGN TAXES PAID AND INCOME TAXES WITHHELD IS ALSO DISCUSSED IN A FREE FRANKLIN TEMPLETON TAX INFORMATION HANDBOOK WHICH IS AVAILABLE BY CONTACTING OUR FUND INFORMATION DEPARTMENT.

HOW IS THE TRUST ORGANIZED?

The Fund is a diversified series of Franklin Managed Trust (the "Trust"), an open-end management investment company, commonly called a mutual fund. It was organized as a Massachusetts business trust on July 15, 1986, and is registered with the SEC. Shares of each series of the Trust have equal and exclusive rights to dividends and distributions declared by that series and the net assets of the series in the event of liquidation or dissolution. Shares of the Fund are considered Class I shares for redemption, exchange and other purposes. Additional series and classes of shares may be offered in the future.


The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.


The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the Board in its discretion or by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member.

ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT

To open your account, please follow the steps below. This will help avoid any delays in processing your request.

1.   Read this prospectus carefully.

2. Determine how much you would like to invest. The Fund's minimum investments are:

     o To open your account: $25,000*

     o To add to your account: $5,000*

     *We reserve the right to refuse any order to buy shares.

3. Carefully complete and sign the enclosed shareholder application, including the optional shareholder privileges section. By applying for privileges now, you can avoid the delay and inconvenience of having to send an additional application to add privileges later. It is important that we receive a signed application since we will not be able to process any redemptions from your account until we receive your signed application.

4.   Make your investment using the table below.

METHOD            STEPS TO FOLLOW
--------------------------------------------------------------------------------

BY MAIL          For an initial investment:

                  Return the application to the Fund with your check made payable to the Fund.

                 For additional investments:

                  Send a check made payable to the Fund. Please include your account number on the check.

--------------------------------------------------------------------------------
BY WIRE          1. Call Shareholder Services or, if that number is busy, call
                    1-650/312-2000 collect, to receive a wire control number and wire instructions. You need a new wire control number every time you wire money into your account. If you do not have a currently effective wire control number, we will return the money to the bank, and we will not credit the purchase to your account.

                 2. For initial investments you must also return your signed shareholder application to the Fund.

                     Important Deadlines: If we receive your call before 1:00 p.m. Pacific time and the bank receives the wired funds and reports the receipt of wired funds to the Fund by 3:00 p.m. Pacific time, we will credit the purchase to your account that day. If we receive your call after 1:00 p.m. or the bank receives the wire after 3:00 p.m., we will credit the purchase to your account the following business day.

--------------------------------------------------------------------------------
THROUGH
YOUR DEALER      Call your investment representative
--------------------------------------------------------------------------------


SALES CHARGE REDUCTIONS AND WAIVERS

- IF YOU QUALIFY TO BUY SHARES UNDER ONE OF THE SALES CHARGE REDUCTION OR WAIVER CATEGORIES DESCRIBED BELOW, PLEASE INCLUDE A WRITTEN STATEMENT WITH EACH PURCHASE ORDER EXPLAINING WHICH PRIVILEGE APPLIES. If you don't include this statement, we cannot guarantee that you will receive the sales charge reduction or waiver.

QUANTITY DISCOUNTS. The sales charge you pay depends on the dollar amount you invest, as shown in the table below.

                                   TOTAL SALES CHARGE    AMOUNT PAID TO
                                   AS A PERCENTAGE OF     DEALER AS A
AMOUNT OF PURCHASE                OFFERING   NET AMOUNT  PERCENTAGE OF
AT OFFERING PRICE                  PRICE      INVESTED   OFFERING PRICE
-----------------------------------------------------------------------
Under $500,000                      1.50%      1.52%        1.50%
$500,000 but less than $1,000,000   1.00%      1.01%        1.00%
$1,000,000 or more*                 None       None          None

*If you invest $1 million or more, a Contingent Deferred Sales Charge may be imposed on an early redemption. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge." Please also see "Other Payments to Securities Dealers" below for a discussion of payments Distributors may make out of its own resources to Securities Dealers for certain purchases.


CUMULATIVE QUANTITY DISCOUNTS. To determine if you may pay a reduced sales charge, the amount of your current purchase is added to the cost or current value, whichever is higher, of your existing shares in the Franklin Templeton Funds.


LETTER OF INTENT. You may buy shares at a reduced sales charge by completing the Letter of Intent section of the shareholder application. A Letter of Intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay.

BY COMPLETING THE LETTER OF INTENT SECTION OF THE SHAREHOLDER APPLICATION, YOU ACKNOWLEDGE AND AGREE TO THE FOLLOWING:

o You authorize Distributors to reserve 5% of your total intended purchase in Fund shares registered in your name until you fulfill your Letter.

o You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

o Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the Letter.

o Although you may exchange your shares, you may not sell reserved shares until you complete the Letter or pay the higher sales charge.

Your periodic statements will include the reserved shares in the total shares you own. We will pay or reinvest dividend and capital gain distributions on the reserved shares as you direct.

If you would like more information about the Letter of Intent privilege, please see "How Do I Buy, Sell and Exchange Shares? - Letter of Intent" in the SAI or call Shareholder Services.


SALES CHARGE WAIVERS. If one of the following sales charge waivers applies to you or your purchase of Fund shares, you may buy shares of the Fund without a front-end sales charge or a Contingent Deferred Sales Charge.

Certain distributions, payments or redemption proceeds that you receive may be used to buy shares of the Fund without a sales charge if you reinvest them within 365 days of their payment or redemption date. They include:

1. Dividend and capital gain distributions from any Franklin Templeton Fund. The distributions generally must be reinvested in the same class of shares. Certain exceptions apply, however, to Class II shareholders of another Franklin Templeton Fund who chose to reinvest their distributions in the Fund before November 17, 1997, and to Advisor Class or Class Z shareholders of a Franklin Templeton Fund who may reinvest their distributions in the Fund.

2. Redemption proceeds from the sale of shares of any Franklin Templeton Fund if you originally paid a sales charge on the shares and you reinvest the money in the same class of shares. This waiver does not apply to exchanges.

    If you paid a Contingent Deferred Sales Charge when you redeemed your shares from a Franklin Templeton Fund, a Contingent Deferred Sales Charge will apply to your purchase of Fund shares and a new Contingency Period will begin. We will, however, credit your Fund account with additional shares based on the Contingent Deferred Sales Charge you paid and the amount of redemption proceeds that you reinvest.


    If you immediately placed your redemption proceeds in a Franklin Bank CD, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover.


3.  Dividend or capital gain  distributions  from a real estate investment trust
    (REIT) sponsored or advised by Franklin Properties, Inc.

The following investors also may buy shares of the Fund without a front-end sales charge or Contingent Deferred Sales Charge:

1. Owners of accounts that were opened in Franklin Corporate Cash Management Fund before January 1, 1989

2.  Broker-dealers,   registered  investment  advisors  or  certified  financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs

3. Registered Securities Dealers and their affiliates, for their investment accounts only

4. Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer

5.  Accounts managed by the Franklin Templeton Group

6. Certain unit investment trusts and their holders reinvesting distributions from the trusts

OTHER PAYMENTS TO SECURITIES DEALERS

The payments described below may be made to Securities Dealers who initiate and are responsible for certain purchases made without a sales charge. The payments are subject to the sole discretion of Distributors, and are paid by Distributors or one of its affiliates and not by the Fund or its shareholders.

1. Purchases of $1 million or more - up to 0.75% of the amount invested.

2. Securities Dealers may receive up to 0.25% of the purchase price for purchases made under waiver category 2 above.

A Securities Dealer may receive only one of these payments for each qualifying purchase. Securities Dealers who receive payments in connection with investments described in paragraph 1 above will be eligible to receive the Rule 12b-1 fee associated with the purchase starting in the thirteenth calendar month after the purchase.

FOR BREAKPOINTS THAT MAY APPLY AND INFORMATION ON ADDITIONAL COMPENSATION PAYABLE TO SECURITIES DEALERS IN CONNECTION WITH THE SALE OF FUND SHARES, PLEASE SEE "HOW DO I BUY, SELL AND EXCHANGE SHARES? - OTHER PAYMENTS TO SECURITIES DEALERS" IN THE SAI.

MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?

We offer a wide variety of funds. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.


Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment objective and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums.



METHOD            STEPS TO FOLLOW
--------------------------------------------------------------------------------

BY MAIL         1. Send us signed written instructions

                2. Include any outstanding share certificates for the shares you want to exchange

--------------------------------------------------------------------------------
BY PHONE        Call Shareholder Services or TeleFACTS(R)

                 - If you do not want the ability to exchange by phone to apply to your account, please let us know.

--------------------------------------------------------------------------------
THROUGH
YOUR DEALER      Call your investment representative

--------------------------------------------------------------------------------
Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

WILL SALES CHARGES APPLY TO MY EXCHANGE?

You generally will not pay a front-end sales charge on exchanges. If you have held your shares less than six months, however, you will pay the percentage difference between the sales charge you previously paid and the applicable sales charge of the new fund. If you have never paid a sales charge on your shares because, for example, they have always been held in a money fund, you will pay the Fund's applicable sales charge no matter how long you have held your shares. These charges may not apply if you qualify to buy shares without a sales charge.

CONTINGENT DEFERRED SALES CHARGE. We will not impose a Contingent Deferred Sales Charge when you exchange shares. Any shares subject to a Contingent Deferred Sales Charge at the time of exchange, however, will remain so in the new fund. For accounts with shares subject to a Contingent Deferred Sales Charge, we will first exchange any shares in your account that are not subject to the charge. If there are not enough of these to meet your exchange request, we will exchange shares subject to the charge in the order they were purchased. If you exchange shares into one of our money funds, the time your shares are held in that fund will not count towards the completion of any Contingency Period. For more information about the Contingent Deferred Sales Charge, please see that section under "How Do I Sell Shares?"

EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:

o    You may only exchange shares within the SAME CLASS, except as noted below.

o The accounts must be identically registered. You may, however, exchange shares from a Fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. Please notify us in writing if you do not want this option to be available on your account. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

o    The fund you are exchanging into must be eligible for sale in your state.

o We may modify or discontinue our exchange policy if we give you 60 days' written notice.

o Your exchange may be restricted or refused if you have: (i) requested an exchange out of the Fund within two weeks of an earlier exchange request,
     (ii) exchanged shares out of the Fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the Fund's net assets. Shares under common ownership or control are combined for these limits. If you have exchanged shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5.00. Some of our funds do not allow investments by Market Timers.

Because excessive trading can hurt Fund performance, operations and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES

Certain funds in the Franklin Templeton Funds offer classes of shares not offered by the Fund, such as "Advisor Class" or "Class Z" shares. Because the Fund does not currently offer an Advisor Class, you may exchange Advisor Class shares of any Franklin Templeton Fund for shares of the Fund at Net Asset Value. If you do so and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Fund shares for Advisor Class shares of that fund. Certain shareholders of Class Z shares of Franklin Mutual Series Fund Inc. may also exchange their Class Z shares for shares of the Fund at Net Asset Value.

HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.

METHOD      STEPS TO FOLLOW

--------------------------------------------------------------------------------
BY CHECK    1. You may request redemption drafts (checks) free of charge on the shareholder application or by calling TeleFACTS(R).

                (Only available if there are no outstanding share certificates for your account.)

            2. You may make checks payable to any person and in any amount of $100 or more. You will continue to earn income dividends until the check has cleared. Please see "More Information About Selling Your Shares By Check" below.

--------------------------------------------------------------------------------
BY MAIL     1. Send us signed written  instructions.  If you would like your redemption  proceeds wired to a bank account,  complete the
               "Wire   Redemption   Privilege"   section  of  the   shareholder
               application   and  send  it  to  us  or  include  the  following
               information in your instructions:

             o The name, address and telephone number of the bank where you want the proceeds sent

             o Your bank account number

             o The Federal Reserve ABA routing number

             o If you are using a savings and loan or credit union, the name of the corresponding bank and the account number

            2. Include any outstanding share certificates for the shares you are selling

            3. Provide a signature guarantee if required

            4. Corporate  accounts  may  need  to  send  additional  documents.
               Accounts under court jurisdiction may have other requirements.

--------------------------------------------------------------------------------
BY PHONE Call Shareholder Services. If you would like your redemption proceeds wired to a bank account, other than an escrow account, you must first sign up for the wire feature. To sign up, complete the "Wire Redemption Privilege" section of the shareholder application and send it to us or send us written instructions, with a signature guarantee. To avoid any delay in processing, the instructions should include the items listed in "By Mail" above.

             Telephone requests will be accepted:

             o If  the request is  $50,000 or less.  Institutional  accounts may exceed $50,000 by completing a separate agreement. Call Institutional Services to receive a copy.

             o If there are no share certificates issued for the shares you want to sell or you have already returned them to the Fund

             o Unless the address on your account was changed by phone within the last 15 days

             - If you do not want the ability to redeem by phone to apply to your account, please let us know.

--------------------------------------------------------------------------------
THROUGH
YOUR DEALER Call your investment representative
--------------------------------------------------------------------------------

We will send your redemption check within seven days after we receive your request in proper form. If you would like the check sent to an address other than the address of record or made payable to someone other than the registered owners on the account, send us written instructions signed by all authorized signers, with a signature guarantee. We are not able to receive or pay out cash in the form of currency.

The wiring of redemption proceeds is a special service that we make available whenever possible for redemption requests of $1,000 or more. If we receive your request in proper form before 1:00 p.m. Pacific time, your wire payment will be sent the next business day. For requests received in proper form after 1:00 p.m. Pacific time, the payment will be sent the second business day. You may have redemption proceeds wired to an escrow account the same day, if we receive your request in proper form before 9:00 a.m. Pacific time. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.


If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.

Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

MORE INFORMATION ABOUT SELLING YOUR SHARES BY CHECK


If you want the convenience of check access to your Fund account, order your checks from the Fund, free of charge, as described above. For security reasons and reasons related to check processing systems that require checks to be a certain size and printed with specific encoding formats, the Fund can only accept checks ordered from the Fund. The Fund cannot be responsible for any check not ordered from the Fund that is returned unpaid to a payee.

The checks are drawn through Bank of America NT & SA (the "Bank"). The Bank may terminate this service at any time upon notice to you.


When a check is presented for payment, we will redeem an equivalent number of shares in your account to cover the amount of the check. Your shares will be redeemed at the Net Asset Value next determined after we receive a check that does not exceed the collected balance in your account. If a check is presented for payment that exceeds the collected balance in your account, the Bank may return the check unpaid. Since you will not know the exact amount in your account on the day a check clears, you should not use a check to close your account.

You will generally not be able to convert a check drawn on your Fund account into a certified or cashier's check by presenting it at the Bank. Because the Fund is not a bank, we cannot assure that a stop payment order written by you will be effective. We will use our best efforts, however, to see that these orders are carried out.

CONTINGENT DEFERRED SALES CHARGE

If you did not pay a front-end sales charge because you invested $1 million or more or agreed to invest $1 million or more under a Letter of Intent, a Contingent Deferred Sales Charge may apply if you sell all or a part of your investment within the Contingency Period. Once you have invested $1 million or more, any additional investments you make without a sales charge may also be subject to a Contingent Deferred Sales Charge if they are sold within the Contingency Period. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.


We will first redeem any shares in your account that are not subject to the charge. If there are not enough of these to meet your request, we will redeem shares subject to the charge in the order they were purchased.

Unless otherwise specified, when you request to sell a stated DOLLAR AMOUNT, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated NUMBER OF SHARES, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.

WAIVERS. We waive the Contingent Deferred Sales Charge for:

o    Account fees

o Redemptions by the Fund when an account falls below the minimum required account size

o    Redemptions through a systematic withdrawal plan set up before February 1,
     1995

o Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, at a rate of up to 1% a month of an account's Net Asset Value. For example, if you maintain an annual balance of $1 million, you can redeem up to $120,000 annually through a systematic withdrawal plan free of charge.

WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?


The  Fund  declares   dividends  from  its  net  investment  income  monthly  to shareholders of record on the last business day of that month and pays them on or about the 15th day of the next month.

Capital gains, if any, may be distributed annually, usually in December.

Dividend payments are not guaranteed, are subject to the Board's discretion and may vary with each payment. THE FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY FIXED RATE OF RETURN ON AN INVESTMENT IN ITS SHARES.


If you buy shares shortly before the record date, please keep in mind that any distribution will lower the value of the Fund's shares by the amount of the distribution and you will then receive a portion of the price you paid in the form of a taxable distribution, subject to the availability of the corporate dividends-received deduction.


DISTRIBUTION OPTIONS

You may receive your distributions from the Fund in any of these ways: 1. BUY ADDITIONAL SHARES OF THE FUND - You may buy additional shares of the Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge) by reinvesting capital gain distributions, or both dividend and capital gain distributions. This is a convenient way to accumulate additional shares and maintain or increase your earnings base.

2. BUY SHARES OF OTHER FRANKLIN TEMPLETON FUNDS - You may direct your distributions to buy the same class of shares of another Franklin Templeton Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge). Many shareholders find this a convenient way to diversify their investments.

3. RECEIVE DISTRIBUTIONS IN CASH - You may receive dividends, or both dividend and capital gain distributions in cash. If you have the money sent to another party or to a checking account, you may need a signature guarantee. If you send the money to a checking account, please see "Electronic Fund Transfers" under "Services to Help You Manage Your Account."

TO SELECT ONE OF THESE OPTIONS, PLEASE COMPLETE SECTIONS 4 AND 7 OF THE SHAREHOLDER APPLICATION INCLUDED WITH THIS PROSPECTUS OR TELL YOUR INVESTMENT REPRESENTATIVE WHICH OPTION YOU PREFER. IF YOU DO NOT SELECT AN OPTION, WE WILL AUTOMATICALLY REINVEST DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IN THE FUND. You may change your distribution option at any time by notifying us by mail or phone. Please allow at least seven days before the record date for us to process the new option.

TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS


SHARE PRICE

When you buy shares, you pay the Offering Price. This is the Net Asset Value per share, plus any applicable sales charges. When you sell shares, you receive the Net Asset Value per share.

The Net Asset Value we use when you buy or sell shares is the one next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the Fund. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents.

HOW AND WHEN SHARES ARE PRICED

The Fund is open for business each day the NYSE is open. We determine the Net Asset Value per share as of the close of the NYSE, normally 1:00 p.m. Pacific time. You can find the prior day's closing Net Asset Value and Offering Price of the Fund in many newspapers.

To calculate Net Asset Value per share, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Fund's assets are valued as described under "How Are Fund Shares Valued?" in the SAI.

WRITTEN INSTRUCTIONS

Written instructions must be signed by all authorized signers. To avoid any delay in processing your transaction, they should include:

o Your name,

o The Fund's name,

o A description of the request,

o For exchanges, the name of the fund you are exchanging into,

o Your account number,

o The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.

For accounts requiring more than one signature, we accept written instructions with only one signature for certain types of transactions or account changes. These include transactions or account changes that you could also make by phone, such as certain redemptions of $50,000 or less, exchanges between identically registered accounts, and changes to the address of record. For most other types of transactions or changes, written instructions must include all required signatures.

Please keep in mind that if you have previously told us that you do not want telephone exchange or redemption privileges on your account, then we can only accept written instructions to exchange or redeem shares if they are signed by all authorized signers on the account.


SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1) You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4) We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.


A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.


SHARE CERTIFICATES

We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.


Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

TELEPHONE TRANSACTIONS

You may initiate many transactions and changes to your account by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.

When you call, we will request personal or other identifying information to confirm that instructions are genuine. We may also record calls. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus.

For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. We also will not be liable for any loss if we follow instructions by phone that we reasonably believe are genuine or if you are unable to execute a transaction by phone.


ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS

When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

REQUIRED  DOCUMENTS.  For  corporate  accounts,   please  send  us  a  corporate
resolution when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

STREET OR NOMINEE ACCOUNTS. If you have Fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.


IMPORTANT INFORMATION IF YOU HAVE AN INVESTMENT REPRESENTATIVE

If there is a Securities Dealer or other representative of record on your account, we are authorized: (1) to provide confirmations, account statements and other information about your account directly to your dealer and/or representative; and (2) to accept telephone and electronic instructions directly from your dealer or representative, including instructions to exchange or redeem your shares. Electronic instructions may be processed through established electronic trading systems and programs used by the Fund. Telephone instructions directly from your representative will be accepted unless you have told us that you do not want telephone privileges to apply to your account.


KEEPING YOUR ACCOUNT OPEN

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $12,500. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $25,000.

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

AUTOMATIC INVESTMENT PLAN

Our automatic investment plan offers a convenient way to invest in the Fund. Under the plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this program, please refer to the automatic investment plan application included with this prospectus or contact your investment representative. The market value of the Fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying Investor Services by mail or phone.

SYSTEMATIC WITHDRAWAL PLAN

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50.


If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking account. If you choose to have the money sent to a checking account, please see "Electronic Fund Transfers" below. Once your plan is established, any distributions paid by the Fund will be automatically reinvested in your account.


You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan may also be subject to a Contingent Deferred Sales Charge. Please see "Contingent Deferred Sales Charge" under "How Do I Sell Shares?"

You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us in writing at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.

ELECTRONIC FUND TRANSFERS

You may choose to have dividend and capital gain distributions from the Fund or payments under a systematic withdrawal plan sent directly to a checking account. If the checking account is with a bank that is a member of the Automated
Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.

TELEFACTS(R)

From a touch-tone phone, you may call our TeleFACTS(R) system (day or night) at 1-800/247-1753 to:

o obtain information about your account;

o obtain price and performance information about any Franklin Templeton Fund;

o exchange shares between identically registered Franklin accounts; and

o request duplicate statements, fund checks, and deposit slips for Franklin accounts.

You will need the Fund's code number to use TeleFACTS(R). The Fund's code number is 117.

STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

o Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.


o Financial reports of the Fund will be sent every six months. Call Fund Information if you would like an additional free copy of the Fund's financial reports.


AVAILABILITY OF THESE SERVICES

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the Fund may not be able to offer these services directly to you. Please contact your investment representative.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?

If you have any questions about your account, you may write to Investor Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The Fund and Distributors are also located at this address. Advisory Services is located at One Parker Plaza, 16th Floor, Fort Lee, New Jersey 07024. You may also contact us by phone at one of the numbers listed below.

                                         HOURS OF OPERATION (PACIFIC TIME)
DEPARTMENT NAME          TELEPHONE NO.   (MONDAY THROUGH FRIDAY)

Shareholder Services     1-800/632-2301  5:30 a.m. to 5:00 p.m.
Dealer Services          1-800/524-4040  5:30 a.m. to 5:00 p.m.
Fund Information         1-800/DIAL BEN  5:30 a.m. to 8:00 p.m.
                        (1-800/342-5236) 6:30 a.m. to 2:30 p.m. (Saturday)
Retirement Plan Services 1-800/527-2020  5:30 a.m. to 5:00 p.m.
Institutional Services   1-800/321-8563  6:00 a.m. to 5:00 p.m.
TDD (hearing impaired)   1-800/851-0637  5:30 a.m. to 5:00 p.m.

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.


GLOSSARY

USEFUL TERMS AND DEFINITIONS


ADVISORY SERVICES - Franklin Advisory Services, Inc., the Fund's investment manager


BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit


CLASS I AND CLASS II - Certain funds in the Franklin Templeton Funds offer multiple classes of shares. The different classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Because the Fund's sales charge structure and Rule 12b-1 plan are similar to those of Class I shares, shares of the Fund are considered Class I shares for redemption, exchange and other purposes.


CODE - Internal Revenue Code of 1986, as amended

CONTINGENCY PERIOD - The 12 month period during which a Contingent Deferred Sales Charge may apply. Regardless of when during the month you purchased shares, they will age one month on the last day of that month and each following month.

CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."


FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the Fund's administrator

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

LETTER - Letter of Intent


MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.


MOODY'S - Moody's Investors Service, Inc.

NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation

NYSE - New York Stock Exchange


OFFERING PRICE - The public offering price is based on the Net Asset Value per share and includes the front-end sales charge. The maximum front-end sales charge is 1.50%.


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

S&P - Standard & Poor's Corporation

SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.


TELEFACTS(R) - Franklin Templeton's automated customer servicing system


U.S. - United States

WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.

FGF10/97    117 P 02/98


PROSPECTUS & APPLICATION
FRANKLIN RISING
DIVIDENDS FUND
INVESTMENT STRATEGY
GROWTH & INCOME


FEBRUARY 1, 1998


FRANKLIN MANAGED TRUST

This prospectus describes the Franklin Rising Dividends Fund (the "Fund"). It contains information you should know before investing in the Fund. Please keep it for future reference.


The Fund has a Statement of Additional Information ("SAI"), dated February 1, 1998, which may be amended from time to time. It includes more information about the Fund's procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy or a larger print version of this prospectus, call 1-800/DIAL BEN.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.


FRANKLIN RISING DIVIDENDS FUND


FEBRUARY 1, 1998



When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.

TABLE OF CONTENTS


ABOUT THE FUND
Expense Summary ...............................................  2
Financial Highlights ..........................................  4
How Does the Fund Invest Its Assets? ..........................  5
What Are the Risks of Investing in the Fund? ..................  8
Who Manages the Fund? .........................................  9
How Does the Fund Measure Performance? ........................ 11
How Taxation Affects the Fund and Its Shareholders ............ 12
How Is the Trust Organized? ................................... 14

ABOUT YOUR ACCOUNT
How Do I Buy Shares? .......................................... 15
May I Exchange Shares for Shares of Another Fund? ............. 23
How Do I Sell Shares? ......................................... 26
What Distributions Might I Receive From the Fund? ............. 29
Transaction Procedures and Special Requirements ............... 30
Services to Help You Manage Your Account ...................... 34
What If I Have Questions About My Account? .................... 37

GLOSSARY
Useful Terms and Definitions .................................. 37




777 Mariners Island Blvd.
P.O. Box 7777
San Mateo
CA 94403-7777

1-800/DIAL BEN



ABOUT THE FUND

EXPENSE SUMMARY


This table is designed to help you understand the costs of investing in the Fund. It is based on the historical expenses of each class for the fiscal year ended September 30, 1997. The Fund's actual expenses may vary.

                                           CLASS I   CLASS II

A. SHAREHOLDER TRANSACTION EXPENSES+

  Maximum Sales Charge
 (as a percentage of Offering Price)        4.50%    1.99%
   Paid at time of purchase                 4.50%++  1.00%+++
   Paid at redemption++++                   None     0.99%
  Exchange Fee (per transaction)           $5.00*   $5.00*

B. ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

  Management Fees                           0.75%    0.75%
  Rule 12b-1 Fees                           0.46%**  1.00%**
  Other Expenses                            0.20%    0.20%
                                            --------------
  Total Fund Operating Expenses             1.41%    1.95%
                                            ==============

C. EXAMPLE


  Assume the annual return for each class is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.


                      1 YEAR    3 YEARS    5 YEARS  10 YEARS
------------------------------------------------------------

  CLASS I            $59***       $88       $119       $206
  CLASS II           $39          $71       $114       $235


  For the same Class II investment, you would pay projected expenses of $30 if you did not sell your shares at the end of the first year. Your projected expenses for the remaining periods would be the same.

  THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of each class and are not directly charged to your account.


+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.

++There is no front-end sales charge if you invest $1 million or more in Class I shares.

+++Although Class II has a lower front-end sales charge than Class I, its Rule 12b-1 fees are higher. Over time you may pay more for Class II shares. Please see "How Do I Buy Shares? - Choosing a Share Class."

++++A Contingent Deferred Sales Charge may apply to any Class II purchase if you sell the shares within 18 months and to Class I purchases of $1 million or more if you sell the shares within one year. A Contingent Deferred Sales Charge may also apply to purchases by certain retirement plans that qualify to buy Class I shares without a front-end sales charge. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The number in the table shows the charge as a percentage of Offering Price. While the percentage is different depending on whether the charge is shown based on the Net Asset Value or the Offering Price, the dollar amount paid by you would be the same. See "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.


*$5.00 fee is only for Market Timers. We process all other exchanges without a fee.

**These fees may not exceed 0.50% for Class I and 1.00% for Class II. The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charge permitted under the NASD's rules.

***Assumes a Contingent Deferred Sales Charge will not apply.


FINANCIAL HIGHLIGHTS


This table summarizes the Fund's financial history. The information has been audited by Tait, Weller and Baker, the Fund's independent auditors. Their audit report covering each of the most recent five years appears in the financial statements in the Trust's Annual Report to Shareholders for the fiscal year ended September 30, 1997. The Annual Report to Shareholders also includes more information about the Fund's performance. For a free copy, please call Fund Information.


                                                             Class I Shares

                                      YEAR ENDED SEPTEMBER 30,                               YEAR ENDED DECEMBER 31,

                         1997        1996       1995       1994      19931      1992       1991       1990    1989     19882
                        ----------------------------------------------------------------------------------------------------

Per Share Operating Performance
(for a share outstanding throughout the year)

Net asset value,
beginning of year       $20.03      $17.31     $14.67     $15.43    $16.18     $14.91     $11.21     $11.58  $10.01   $ 8.72
                        ----------------------------------------------------------------------------------------------------

Income from investment operations:

 Net investment income     .16         .28        .33        .28       .19        .24        .28        .33     .37      .33

 Net realized and unrealized
 gains (losses)           8.23        2.78       2.61       (.80)     (.74)      1.29       3.72       (.31)   1.56     1.28
                          --------------------------------------------------------------------------------------------------

Total from
investment operations     8.39        3.06       2.94       (.52)     (.55)      1.53       4.00        .02    1.93     1.61
                          --------------------------------------------------------------------------------------------------

Less distributions from:

 Net investment income    (.18)       (.34)      (.30)      (.24)     (.20)      (.26)      (.30)      (.39)   (.36)    (.32)

 Net realized gains      (1.31)       -          -          -         -          -          -          -       -        -
                         ------------------------------------------------------------------------------------------------

Total distributions      (1.49)       (.34)      (.30)      (.24)     (.20)      (.26)      (.30)      (.39)   (.36)    (.32)
                         ====================================================================================================

Net asset value,
end of year             $26.93      $20.03     $17.31     $14.67    $15.43     $16.18     $14.91     $11.21  $11.58   $10.01


Total return*            44.10%      17.83%     20.32%     (3.38)%   (3.43)%    10.38%     35.95%       .26%  19.60%   18.80%


Ratios/Supplemental Data

Net Assets,
end of year (000's)     $394,873    $277,746   $260,917   $261,461  $356,708   $197,804    $71,380    $39,907 $40,550  $31,792

Ratio to average net assets:

 Expenses                 1.41%       1.40%      1.43%      1.43%     1.40%**    1.46%      1.53%      1.60%   1.70%    1.62%

 Net investment income     .71%       1.49%      2.10%      1.81%     1.73%**    1.67%      2.16%      2.99%   3.28%    3.44%

Portfolio turnover rate  39.47%      31.55%     14.60%     25.75%    11.48%     12.73%     16.83%     28.87%  26.87%   18.19%

Average commission
rate paid***         $.0511      $.0508          -          -         -          -          -          -       -        -


                                                          CLASS II SHARES
                                                     YEAR ENDED SEPTEMBER 30,
                                                      1997     1996    19953
                                                     -----------------------

 Per Share Operating Performance

 (for a share outstanding throughout the year)

 Net asset value, beginning of year                  $19.98   $17.28  $15.47

 Income from investment operations:

  Net investment income                                 .08      .21     .11

  Net realized & unrealized gains                      8.17     2.74    1.83
                                                       ---------------------

 Total from investment operations                      8.25     2.95    1.94
                                                       ---------------------

 Less distributions from:

  Net investment income                                (.07)    (.25)   (.13)

  Net realized gains                                  (1.31)      -       -
                                                      -----------------------

 Total distributions                                  (1.38)    (.25)   (.13)
                                                      -----------------------

 Net asset value, end of year                        $26.85   $19.98  $17.28
                                                     ========================



 Total Return*                                        43.37%   17.16%  12.56%



 Ratios/Supplemental Data

 Net Assets, end of year (000's)                      $14,526   $3,882  $1,060

 Ratios to average net assets

  Expenses                                             1.95%    1.95%   1.90%**

  Net investment income                                 .17%     .94%   1.92%**

 Portfolio turnover rate                              39.47%   31.55%  14.60%

 Average commission rate paid***                       $.0511   $.0508     -


*Total return does not reflect sales commissions or the Contingent Deferred Sales Charge, and is not annualized.

**Annualized.

***Relates to purchases and sales of equity securities. Prior to fiscal year end 1996, disclosure of average commission rate was not required.

1For the nine months ended September 30, 1993.

2On June 28, 1988, the investment manager changed from L.F. Rothschild Fund Management, Inc. to Franklin Advisers, Inc., an affiliate of Advisory Services.

3For the period May 1, 1995 (effective date) to September 30, 1995.

HOW DOES THE FUND INVEST ITS ASSETS?


THE FUND'S INVESTMENT OBJECTIVE


The Fund's investment objective is long-term capital appreciation. The objective is a fundamental policy of the Fund and may not be changed without shareholder approval. Preservation of capital, while not an objective, is also an important consideration. Incidental to seeking its investment objective of long-term capital appreciation, the Fund seeks current income. Of course, there is no assurance that the Fund will achieve its objective.


TYPES OF SECURITIES IN WHICH THE FUND MAY INVEST


The Fund seeks to achieve its investment objective by investing at least 65% of its total assets in financially sound companies that have paid consistently rising dividends (as described below) based on Advisory Services' investment philosophy that the securities of such companies, because of their dividend record, have a strong potential to increase in value. Normally, the Fund's investments are in common stocks, securities convertible into common stocks, or rights or warrants to subscribe for or purchase common stocks. The remaining 35% of the Fund's assets typically are invested in dividend-paying equity securities with similar characteristics that may not meet all of the criteria listed below. The Fund diversifies its investments among different companies in different industry segments with no more than 25% of the Fund's portfolio concentrated in any one industry.


As a fundamental policy, under normal market conditions at least 65% of the Fund's portfolio is invested in the securities of companies that meet the following criteria:

o Consistent dividend increases - A company should have increased its dividend in at least eight out of the last ten years with no year showing a decrease.

o Substantial dividend increases - A company must have increased its dividend at least 100% over the past ten years.

o Reinvested earnings - Dividend payout should be less than 65% of current earnings (except for utility companies).

o Strong balance sheet - Long-term debt should be no more than 30% of total capitalization (except for utility companies).

o Attractive price - The current price should either be in the lower half of the stock's price/earnings ratio range for the past ten years or less than the current market price/earnings ratio of the stocks comprising the Standard & Poor's 500 Stock Index. This criterion applies only at the time of purchase.

Advisory Services believes that a focus on companies with a pattern of rising dividends will help the Fund attain its objective of long-term capital appreciation. In addition, because capital preservation is an important consideration, Advisory Services also reviews a company's stability and the strength of its balance sheet in selecting among eligible growth companies generally. Advisory Services also considers other factors, such as return on shareholder's equity, rate of earnings growth and anticipated price/earnings ratios, in selecting investments for the Fund.


Following these policies, the Fund will invest predominantly in equity securities issued by large-cap and mid-cap U.S. companies. Large-cap U.S. companies are those which have market capitalization of $5 billion or more; mid-cap U.S. companies generally have market capitalizations of $1 to $5 billion. It may also invest to a lesser degree in smaller capitalization companies, which may be subject to different and greater risks. See "What Are the Risks of Investing in the Fund? - Small Companies."

FOREIGN SECURITIES. The Fund may invest in foreign securities, generally by purchasing sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts (EDRs"). ADRs evidence ownership of, and represent the right to receive, securities of a foreign issuer deposited in a U.S. bank or a correspondent bank. GDRs and EDRs are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. The Fund may also purchase the securities of foreign issuers directly in foreign markets. The Fund currently intends to limit its foreign investments to no more than 10% of its net assets. Foreign securities have risks that U.S. securities do not have. For more information about foreign securities and their risks, please see "What Are the Risks of Investing in the Fund?" in this prospectus and "How Does the Fund Invest Its Assets? - Rising Dividends Fund - Foreign Securities" in the SAI.


OTHER INVESTMENT POLICIES OF THE FUND


In any period of stock market weakness or of uncertain market or economic conditions as determined by Advisory Services, the Fund may establish a defensive position to preserve capital by temporarily having all or a part of its assets invested in short-term, fixed-income securities or retained in cash or cash equivalents. These investments would include U.S. government securities, bank CDs, bankers' acceptances and high-quality commercial paper issued by domestic corporations.

REPURCHASE AGREEMENTS. In a repurchase agreement, the Fund buys U.S. government securities from a bank or broker-dealer at one price and agrees to sell them back to the bank or broker-dealer at a higher price on a specified date. The securities subject to resale are held on behalf of the Fund by a custodian bank approved by the Board. The bank or broker-dealer must transfer to the custodian securities with an initial market value of at least 102% of the repurchase price to help secure the obligation to repurchase the securities at a later date. The securities are then marked-to-market daily to maintain coverage of at least 100%. If the bank or broker-dealer does not repurchase the securities as agreed, the Fund may experience a loss or delay in the liquidation of the securities underlying the repurchase agreement and may also incur liquidation costs. The Fund, however, intends to enter into repurchase agreements only with banks or broker-dealers that are considered creditworthy by Advisory Services.


ILLIQUID INVESTMENTS. The Fund's policy is not to invest more than 10% of its net assets in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them.

LOANS OF PORTFOLIO SECURITIES. Consistent with procedures approved by the Board, the Fund may lend its portfolio securities to qualified securities dealers or other institutional investors. Although permitted to lend up to 30% of its total assets, the Fund currently intends to limit its lending of securities to no more than 5% of its total assets. For a description of the Fund's securities lending procedures, please see the SAI.




OTHER POLICIES AND RESTRICTIONS. The Fund has a number of additional investment restrictions that limit its activities to some extent. Some of these restrictions may only be changed with shareholder approval. For a list of these restrictions and more information about the Fund's investment policies, please see "How Does the Fund Invest Its Assets?" and "Investment Restrictions" in the SAI.

Each of the Fund's policies and restrictions discussed in this prospectus and in the SAI is considered at the time the Fund makes an investment. The Fund is generally not required to sell a security because of a change in circumstances.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The value of your shares will increase as the value of the securities owned by the Fund increases and will decrease as the value of the Fund's investments decrease. In this way, you participate in any change in the value of the securities owned by the Fund. In addition to the factors that affect the value of any particular security that the Fund owns, the value of Fund shares may also change with movements in the stock market as a whole.




FOREIGN SECURITIES. Foreign investing involves special risks, including currency fluctuations and economic and political uncertainties. The Fund's current foreign investment strategy is to focus on purchasing ADRs, GDRs and EDRs. Investments in Depositary Receipts reduce but do not eliminate all the risk associated with foreign investments. If the Fund acquires Depositary Receipts through banks that do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipt to issue and service such Depositary Receipts, there may be an increased possibility that the Fund would not become aware of, and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. Please see "How Does the Fund Invest Its Assets? - Rising Dividends Fund
- Foreign Securities" in the SAI for more information.


SMALL COMPANIES. The Fund may invest in companies that have relatively small revenues and limited product lines. Small companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. Due to these and other factors, small companies may suffer significant losses, as well as realize substantial growth.

Historically, small capitalization stocks have been more volatile than larger capitalization stocks and are therefore more speculative than investments in larger companies. Among the reasons for the greater price volatility are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks, and the greater sensitivity of small companies to changing economic conditions. Besides exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline.


MARKET AND CURRENCY RISK. If there is a general market decline in any country where the Fund is invested, the Fund's share price may also decline. Changes in currency valuations will also affect the value of what the Fund owns, and thus the price of Fund shares. The value of stock markets and currency valuations throughout the world have increased and decreased in the past. These changes are unpredictable.


WHO MANAGES THE FUND?


THE BOARD. The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations. The Board also monitors the Fund to ensure no material conflicts exist among the Fund's classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

INVESTMENT MANAGER. Advisory Services manages the Fund's assets and makes its investment decisions. Advisory Services also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Advisory Services and its affiliates manage over $215 billion in assets. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

MANAGEMENT TEAM. The team responsible for the day-to-day management of the Fund's portfolio is: Donald G. Taylor since 1996, William J. Lippman since the Fund's inception and Margaret McGee since 1988.

Donald G. Taylor
Portfolio Manager of Advisory Services

Mr. Taylor received his Bachelor of Science degree from the University of Pennsylvania - The Wharton School. He joined the Franklin Templeton Group in 1996. Before 1996 he was a portfolio manager for Fidelity Management & Research Co.

William J. Lippman
President of Advisory Services

Mr. Lippman holds a Master of Business Administration degree from New York University and a Bachelor of Business Administration degree from City College New York. Mr. Lippman has been in the securities industry for over 30 years and with the Franklin Templeton Group since 1988.

Margaret McGee
Vice President of Advisory Services

Ms. McGee holds a Bachelor of Arts degree in Business Administration from William Paterson University. She has been in the securities industry since 1985 and with the Franklin Templeton Group since 1988.

MANAGEMENT FEES. During the fiscal year ended September 30, 1997, management fees totaling 0.75% of the average daily net assets of the Fund were paid to Advisory Services. Total expenses, including fees paid to Advisory Services, were 1.41% for Class I and 1.95% for Class II.

PORTFOLIO TRANSACTIONS. Advisory Services tries to obtain the best execution on all transactions. If Advisory Services believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How
Does the Fund Buy Securities for Its Portfolio?" in the SAI for more information.


ADMINISTRATIVE SERVICES. Under an agreement with Advisory Services, FT Services provides certain administrative services and facilities for the Fund. Please see "Investment Management and Other Services" in the SAI for more information.

THE RULE 12B-1 PLANS


Class I and Class II have separate distribution plans or "Rule 12b-1 Plans" under which they may pay or reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.

Payments by the Fund under the Class I plan may not exceed 0.25% per year of Class I's average daily net assets. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after certain Class I purchases made without a sales charge, Securities Dealers may not be eligible to receive the Rule 12b-1 fees associated with the purchase.

Under the Class II plan, the Fund may pay Distributors up to 0.75% per year of Class II's average daily net assets to pay Distributors or others for providing distribution and related services and bearing certain Class II expenses. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after a purchase of Class II shares, Securities Dealers may not be eligible to receive this portion of the Rule 12b-1 fees associated with the purchase.


Each class may also pay a servicing fee of up to 0.25% of the average daily net assets under its plan. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the Fund on behalf of customers, and similar servicing and account maintenance activities.

The Rule 12b-1 fees charged to each class are based only on the fees attributable to that particular class. For more information, please see "The Fund's Underwriter" in the SAI.


HOW DOES THE FUND MEASURE PERFORMANCE?

From time to time, each class of the Fund advertises its performance. Commonly used measures of performance include total return, current yield and current distribution rate. Performance figures are usually calculated using the maximum sales charges, but certain figures may not include sales charges.


Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested. Current yield for each class shows the income per share earned by that class. The current distribution rate shows the dividends or distributions paid to shareholders of a class. This rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current Offering Price of the class. Unlike current yield, the current distribution rate may include income distributions from sources other than dividends and interest received by the Fund.


The investment results of each class will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how the Fund calculates its performance figures, please see "How Does the Fund Measure Performance?" in the SAI.

HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS

On August 5, 1997, President Clinton signed into law the Taxpayer Relief Act of 1997 (the "1997 Act"). This new law makes sweeping changes in the Code. Because many of these changes are complex they are discussed in the SAI.

TAXATION OF THE FUND'S INVESTMENTS. The Fund invests your money in the stocks and other securities that are described in the section "How Does the Fund Invest Its Assets?" Special tax rules may apply in determining the income and gains that the Fund earns on its investments. These rules may, in turn, affect the amount of distributions that the Fund pays to you. These special tax rules are discussed in the SAI.

HOW DOES THE FUND EARN INCOME AND GAINS?

The Fund earns dividends and interest (the Fund's "income") on its investments. When the Fund sells a security for a price that is higher than it paid, it has a gain. When the Fund sells a security for a price that is lower than it paid, it has a loss. If the Fund has held the security for more than one year, the gain or loss will be a long-term capital gain or loss. If the Fund has held the security for one year or less, the gain or loss will be a short-term capital gain or loss. The Fund's gains and losses are netted together, and, if the Fund has a net gain (the Fund's "gains"), that gain will generally be distributed to you.

TAXATION OF THE FUND. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains that it distributes to you.

FOREIGN TAXES. Foreign governments may impose taxes on the income and gains from the Fund's investments in foreign stocks and other securities.

TAXATION OF SHAREHOLDERS.

DISTRIBUTIONS. Distributions from the Fund, whether you receive them in cash or in additional shares, are generally subject to income tax. The Fund will send you a statement in January of the current year that reflects the amount of ordinary dividends, capital gain distributions and non-taxable distributions you received from the Fund in the prior year. This statement will include distributions declared in December and paid to you in January of the current year, but which are taxable as if paid on December 31 of the prior year. The IRS requires you to report these amounts on your income tax return for the prior year. The Fund's statement for the prior year will tell you how much of your capital gain distribution represents 28% rate gain property. The remainder of the capital gain distribution represents 20% rate gain.

WHAT IS A DISTRIBUTION?

As a shareholder, you will receive your share of the Fund's income and gains on its investments in stocks and other securities. The Fund's income and short term capital gains are paid to you as ordinary dividends. The Fund's long-term capital gains are paid to you as capital gain distributions. If the Fund pays you an amount in excess of its income and gains, this excess will generally be treated as a non-taxable distribution. These amounts, taken together, are what we call the Fund's distributions to you.

DISTRIBUTIONS TO RETIREMENT PLANS. Fund distributions received by your qualified retirement plan, such as a Section 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you.

DIVIDENDS-RECEIVED DEDUCTION. Corporate investors may be entitled to a dividends-received deduction on a portion of the ordinary dividends they receive from the Fund.

REDEMPTIONS AND EXCHANGES. If you redeem your shares or if you exchange your shares in the Fund for shares in another Franklin Templeton Fund, you will generally have a gain or loss that the IRS requires you to report on your income tax return. If you exchange Fund shares held for 90 days or less and pay no sales charge, or a reduced sales charge, for the new shares, all or a portion of the sales charge you paid on the purchase of the shares you exchanged is not included in their cost for purposes of computing gain or loss on the exchange. If you hold your shares for six months or less, any loss you have will be treated as a long-term capital loss to the extent of any capital gain distributions received by you from the Fund. All or a portion of any loss on the redemption or exchange of your shares will be disallowed by the IRS if you purchase other shares in the Fund within 30 days before or after your redemption or exchange.

WHAT IS A REDEMPTION?

A redemption is a sale by you to the Fund of some or all of your shares in the Fund. The price per share you receive when you redeem Fund shares may be more or less than the price at which you purchased those shares. An exchange of shares in the Fund for shares of another Franklin Templeton Fund is treated as a redemption of Fund shares and then a purchase of shares of the other fund. When you redeem or exchange your shares, you will generally have a gain or loss, depending upon whether the basis in your shares is more or less than your cost or other basis in the shares. Call Franklin Templeton Fund Information for a free shareholder Tax Information Handbook if you need more information in calculating the gain or loss on the redemption or exchange of your shares.

NON-U.S. INVESTORS. Ordinary dividends generally will be subject to U.S. income tax withholding. Your home country may also tax ordinary dividends, capital gain distributions and gains arising from redemptions or exchanges of your Fund shares. Fund shares held by the estate of a non-U.S. investor may be subject to U.S. estate tax. You may wish to contact your tax advisor to determine the U.S. and non-U.S. tax consequences of your investment in the Fund.

STATE TAXES. Ordinary dividends and capital gain distributions that you receive from the Fund, and gains arising from redemptions or exchanges of your Fund shares will generally be subject to state and local income tax. The holding of Fund shares may also be subject to state and local intangibles taxes. You may wish to contact your tax advisor to determine the state and local tax consequences of your investment in the Fund.

BACKUP WITHHOLDING. When you open an account, IRS regulations require that you provide your taxpayer identification number ("TIN"), certify that it is correct, and certify that you are not subject to backup withholding under IRS rules. If you fail to provide a correct TIN or the proper tax certifications, the Fund is required to withhold 31% of all the distributions (including ordinary dividends and capital gain distributions), and redemption proceeds paid to you. The Fund is also required to begin backup withholding on your account if the IRS instructs the Fund to do so. The Fund reserves the right not to open your account, or, alternatively, to redeem your shares at the current net asset value, less any taxes withheld, if you fail to provide a correct TIN, fail to provide the proper tax certifications, or the IRS instructs the Fund to begin backup withholding on your account.

WHAT IS A BACKUP WITHHOLDING?

Backup Withholding occurs when the Fund is required to withhold and pay over to the IRS 31% of your distributions and redemption proceeds. You can avoid backup withholding by providing the Fund with your TIN, and by completing the tax certifications on your shareholder application that you were asked to sign when you opened your account. However, if the IRS instructs the Fund to begin backup withholding, it is required to do so even if you provided the Fund with your TIN and these tax certifications, and backup withholding will remain in place until the Fund is instructed by the IRS that it is no longer required.

THIS TAX DISCUSSION IS FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND. A MORE COMPLETE DISCUSSION OF THESE RULES AND RELATED MATTERS IS CONTAINED IN THE SECTION ENTITLED "ADDITIONAL INFORMATION ABOUT DISTRIBUTIONS AND TAXES" IN THE SAI. THE TAX TREATMENT TO YOU OF DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS, FOREIGN TAXES PAID AND INCOME TAXES WITHHELD IS ALSO DISCUSSED IN A FREE FRANKLIN TEMPLETON TAX INFORMATION HANDBOOK WHICH IS AVAILABLE BY CONTACTING OUR FUND INFORMATION DEPARTMENT.

HOW IS THE TRUST ORGANIZED?

The Fund is a diversified series of Franklin Managed Trust (the "Trust"), an open-end management investment company, commonly called a mutual fund. It was organized as a Massachusetts business trust on July 15, 1986, and is registered with the SEC. The Fund offers two classes of shares: Franklin Rising Dividends Fund - Class I and Franklin Rising Dividends Fund - Class II. All shares outstanding before the offering of Class II shares are considered Class I shares. Additional series and classes of shares may be offered in the future.

Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as any other class of the Fund for matters that affect the Fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole.


The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.


The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the Board in its discretion or by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member.


ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT


To open your account, please follow the steps below. This will help avoid any delays in processing your request.

1.   Read this prospectus carefully.

2. Determine how much you would like to invest. The Fund's minimum investments are:

     o    To open your account: $100*

     o    To add to your account: $25*

     * We may waive these minimums for retirement plans. We also reserve the right to refuse any order to buy shares.

3. Carefully complete and sign the enclosed shareholder application, including the optional shareholder privileges section. By applying for privileges now, you can avoid the delay and inconvenience of having to send an additional application to add privileges later. PLEASE ALSO INDICATE WHICH CLASS OF SHARES YOU WANT TO BUY. IF YOU DO NOT SPECIFY A CLASS, WE WILL AUTOMATICALLY INVEST YOUR PURCHASE IN CLASS I SHARES. It is important that we receive a signed application since we will not be able to process any redemptions from your account until we receive your signed application.

4.   Make your investment using the table below.

METHOD            STEPS TO FOLLOW
--------------------------------------------------------------------------------

BY MAIL          For an initial investment:

                 Return the application to the Fund with your check made payable to the Fund.

                 For additional investments:

                 Send a check made  payable  to the Fund.  Please  include  your account number on the check.

--------------------------------------------------------------------------------
BY WIRE          1. Call Shareholder Services or, if that number is busy, call
                    1-650/312-2000 collect, to receive a wire control number and wire instructions. You need a new wire control number every time you wire money into your account. If you do not have a currently effective wire control number, we will return the money to the bank, and we will not credit the purchase to your account.

                 2. For  initial  investments  you must also return your signed shareholder application to the Fund.

                 Important Deadlines: If we receive your call before 1:00 p.m. Pacific time and the bank receives the wired funds and reports the receipt of wired funds to the Fund by 3:00 p.m. Pacific time, we will credit the purchase to your account that day. If we receive your call after 1:00 p.m. or the bank receives the wire after 3:00 p.m., we will credit the purchase to your account the following business day.

--------------------------------------------------------------------------------
THROUGH
YOUR DEALER      Call your investment representative
--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. The class that may be best for you depends on a number of factors, including the amount and length of time you expect to invest. Generally, Class I shares may be more attractive for long-term investors or investors who qualify to buy Class I shares at a reduced sales charge. Your financial representative can help you decide.

Class I                                       Class II

o Higher front-end sales charges              o Lower front-end sales charges
  than Class II shares. There are               than Class I shares
  several ways to reduce these
  charges, as described below.
  There is no front-end sales
  charge for purchases of $1
  million or more.*

o Contingent Deferred Sales Charge              o Contingent Deferred Sales
  on purchases of $1 million or                   Charge on purchases sold
  more sold within one year                       within 18 months

o Lower annual expenses than Class              o Higher annual expenses than
  II shares                                       Class I shares

*If you are investing $1 million or more, it is generally more beneficial for you to buy Class I shares because there is no front-end sales charge and the annual expenses are lower. Therefore, any purchase of $1 million or more is automatically invested in Class I shares. You may accumulate more than $1 million in Class II shares through purchases over time. If you plan to do this, however, you should determine if it would be better for you to buy Class I shares through a Letter of Intent.


PURCHASE PRICE OF FUND SHARES

For Class I shares, the sales charge you pay depends on the dollar amount you invest, as shown in the table below. The sales charge for Class II shares is 1% and, unlike Class I, does not vary based on the size of your purchase.

                                 TOTAL SALES CHARGE     AMOUNT PAID
                                 AS A PERCENTAGE OF   TO DEALER AS A
AMOUNT OF PURCHASE              OFFERING  NET AMOUNT   PERCENTAGE OF
AT OFFERING PRICE                PRICE     INVESTED   OFFERING PRICE

CLASS I
Under $100,000                    4.50%      4.71%       4.00%
$100,000 but less than $250,000   3.75%      3.90%       3.25%
$250,000 but less than $500,000   2.75%      2.83%       2.50%
$500,000 but less than $1,000,000 2.25%      2.30%       2.00%
$1,000,000 or more*               None       None        None

CLASS II
Under $1,000,000*                 1.00%      1.01%       1.00%


*A Contingent Deferred Sales Charge of 1% may apply to Class I purchases of $1 million or more and any Class II purchase. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge." Please also see "Other Payments to Securities Dealers" below for a discussion of payments Distributors may make out of its own resources to Securities Dealers for certain purchases. Purchases of Class II shares are limited to purchases below $1 million. Please see "Choosing a Share Class."


SALES CHARGE REDUCTIONS AND WAIVERS


     - IF YOU QUALIFY TO BUY SHARES UNDER ONE OF THE SALES CHARGE REDUCTION OR WAIVER CATEGORIES DESCRIBED BELOW, PLEASE INCLUDE A WRITTEN STATEMENT WITH EACH PURCHASE ORDER EXPLAINING WHICH PRIVILEGE APPLIES. If you don't include this statement, we cannot guarantee that you will receive the sales charge reduction or waiver.

CUMULATIVE QUANTITY DISCOUNTS - CLASS I ONLY. To determine if you may pay a reduced sales charge, the amount of your current Class I purchase is added to the cost or current value, whichever is higher, of your existing shares in the Franklin Templeton Funds, as well as those of your spouse, children under the age of 21 and grandchildren under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts. Companies with one or more retirement plans may add together the total plan assets invested in the Franklin Templeton Funds to determine the sales charge that applies.


LETTER OF INTENT - CLASS I ONLY. You may buy Class I shares at a reduced sales charge by completing the Letter of Intent section of the shareholder application. A Letter of Intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay on Class I shares.

BY COMPLETING THE LETTER OF INTENT SECTION OF THE SHAREHOLDER APPLICATION, YOU ACKNOWLEDGE AND AGREE TO THE FOLLOWING:

o You authorize Distributors to reserve 5% of your total intended purchase in Class I shares registered in your name until you fulfill your Letter.

o You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

o Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the Letter.

o Although you may exchange your shares, you may not sell reserved shares until you complete the Letter or pay the higher sales charge.

Your periodic statements will include the reserved shares in the total shares you own. We will pay or reinvest dividend and capital gain distributions on the reserved shares as you direct. Our policy of reserving shares does not apply to certain retirement plans.

If you would like more information about the Letter of Intent privilege, please see "How Do I Buy, Sell and Exchange Shares? - Letter of Intent" in the SAI or call Shareholder Services.

GROUP PURCHASES - CLASS I ONLY. If you are a member of a qualified group, you may buy Class I shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.

A qualified group is one that:

o    Was formed at least six months ago,

o    Has a purpose other than buying Fund shares at a discount,

o    Has more than 10 members,

o    Can arrange for meetings between our representatives and group members,

o Agrees to include Franklin Templeton Fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,

o Agrees to arrange for payroll deduction or other bulk transmission of investments to the Fund, and

o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.


A qualified group does not include a 403(b) plan that only allows salary deferral contributions. 403(b) plans that only allow salary deferral contributions and that purchased shares of the Fund at a reduced sales charge under the group purchase privilege before February 1, 1998, however, may continue to do so.

SALES CHARGE WAIVERS. If one of the following sales charge waivers applies to you or your purchase of Fund shares, you may buy shares of the Fund without a front-end sales charge or a Contingent Deferred Sales Charge. All of the sales charge waivers listed below apply to purchases of Class I shares only, except for items 1 and 2 which also apply to Class II purchases.

Certain distributions, payments or redemption proceeds that you receive may be used to buy shares of the Fund without a sales charge if you reinvest them within 365 days of their payment or redemption date. They include:

1. Dividend and capital gain distributions from any Franklin Templeton Fund. The distributions generally must be reinvested in the same class of shares. Certain exceptions apply, however, to Class II shareholders who chose to reinvest their distributions in Class I shares of the Fund before November 17, 1997, and to Advisor Class or Class Z shareholders of a Franklin Templeton Fund who may reinvest their distributions in Class I shares of the Fund.

2. Redemption proceeds from the sale of shares of any Franklin Templeton Fund if you originally paid a sales charge on the shares and you reinvest the money in the same class of shares. This waiver does not apply to exchanges.

If you paid a Contingent Deferred Sales Charge when you redeemed your shares from a Franklin Templeton Fund, a Contingent Deferred Sales Charge will apply to your purchase of Fund shares and a new Contingency Period will begin. We will, however, credit your Fund account with additional shares based on the Contingent Deferred Sales Charge you paid and the amount of redemption proceeds that you reinvest.

If you immediately placed your redemption proceeds in a Franklin Bank CD, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover.

3. Dividend or capital gain  distributions  from a real estate  investment trust
   (REIT) sponsored or advised by Franklin Properties, Inc.

4. Annuity payments received under either an annuity option or from death benefit proceeds, only if the annuity contract offers as an investment option the Franklin Valuemark Funds, the Templeton Variable Annuity Fund, the Templeton Variable Products Series Fund. You should contact your tax advisor for information on any tax consequences that may apply.

5. Distributions from an existing retirement plan invested in the Franklin Templeton Funds.

6. Redemption proceeds from the sale of Class A shares of any of the Templeton Global Strategy Funds if you are a qualified investor.

   If you paid a contingent deferred sales charge when you redeemed your Class A shares from a Templeton Global Strategy Fund, a Contingent Deferred Sales Charge will apply to your purchase of Fund shares and a new Contingency Period will begin. We will, however, credit your Fund account with additional shares based on the contingent deferred sales charge you paid and the amount of the redemption proceeds that you reinvest.

   If you immediately placed your redemption proceeds in a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date they are redeemed from the money fund.

Various individuals and institutions also may buy Class I shares without a front-end sales charge or Contingent Deferred Sales Charge, including:

1. Trust companies and bank trust departments agreeing to invest in Franklin Templeton Funds over a 13 month period at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We will accept orders for these accounts by mail accompanied by a check or by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

2. An Eligible Governmental Authority. Please consult your legal and investment advisors to determine if an investment in the Fund is permissible and suitable for you and the effect, if any, of payments by the Fund on arbitrage rebate calculations.

3. Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs

4. Registered Securities Dealers and their affiliates, for their investment accounts only

5. Current employees of Securities Dealers and their affiliates and their family members, as allowed by the internal policies of their employer

6. Officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group, and their family members, consistent with our then-current policies

7. Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer

8.   Accounts managed by the Franklin Templeton Group

9. Certain unit investment trusts and their holders reinvesting distributions from the trusts

10.  Group annuity separate accounts offered to retirement plans

11. Chilean retirement plans that meet the requirements described under "Retirement Plans" below

RETIREMENT PLANS. Retirement plans that (i) are sponsored by an employer with at least 100 employees, or (ii) have plan assets of $1 million or more, or (iii) agree to invest at least $500,000 in the Franklin Templeton Funds over a 13 month period may buy Class I shares without a front-end sales charge. Retirement plans that are not Qualified Retirement Plans, SIMPLES or SEPs, must also meet the requirements described under "Group Purchases - Class I Only" above to be able to buy Class I shares without a front-end sales charge. We may enter into a special arrangement with a Securities Dealer, based on criteria established by the Fund, to add together certain small Qualified Retirement Plan accounts for the purpose of meeting these requirements. For retirement plan accounts opened on or after May 1, 1997, a Contingent Deferred Sales Charge may apply if the retirement plan is transferred out of the Franklin Templeton Funds or terminated within 365 days of the retirement plan account's initial purchase in the Franklin Templeton Funds. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.


HOW DO I BUY SHARES IN CONNECTION WITH RETIREMENT PLANS?

Your individual or employer-sponsored retirement plan may invest in the Fund. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee.


Trust Company can provide you with brochures containing important information about its plans. To establish a Trust Company retirement plan, you will need an application other than the one included in this prospectus. For a retirement plan brochure or application, call Retirement Plan Services.


Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.

OTHER PAYMENTS TO SECURITIES DEALERS


The payments described below may be made to Securities Dealers who initiate and are responsible for Class II purchases and certain Class I purchases made without a sales charge. The payments are subject to the sole discretion of Distributors, and are paid by Distributors or one of its affiliates and not by the Fund or its shareholders.

1. Class II purchases - up to 1% of the purchase price.

2. Class I purchases of $1 million or more - up to 1% of the amount invested.

3. Class I purchases made without a front-end sales charge by certain retirement plans described under "Sales Charge Reductions and Waivers - Retirement Plans" above - up to 1% of the amount invested.

4. Class I purchases by trust companies and bank trust departments, Eligible Governmental Authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs - up to 0.25% of the amount invested.

5. Class I purchases by Chilean retirement plans - up to 1% of the amount invested.

A Securities Dealer may receive only one of these payments for each qualifying purchase. Securities Dealers who receive payments in connection with investments described in paragraphs 1, 2 or 5 above or a payment of up to 1% for investments described in paragraph 3 will be eligible to receive the Rule 12b-1 fee associated with the purchase starting in the thirteenth calendar month after the purchase.

FOR BREAKPOINTS THAT MAY APPLY AND INFORMATION ON ADDITIONAL COMPENSATION PAYABLE TO SECURITIES DEALERS IN CONNECTION WITH THE SALE OF FUND SHARES, PLEASE SEE "HOW DO I BUY, SELL AND EXCHANGE SHARES? - OTHER PAYMENTS TO SECURITIES DEALERS" IN THE SAI.

FOR INVESTORS OUTSIDE THE U.S.

The distribution of this prospectus and the offering of Fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of the Fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.


MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?

We offer a wide variety of funds. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

If you own Class I shares, you may exchange into any of our money funds except Franklin Templeton Money Fund II ("Money Fund II"). Money Fund II is the only money fund exchange option available to Class II shareholders. Unlike our other money funds, shares of Money Fund II may not be purchased directly and no drafts (checks) may be written on Money Fund II accounts.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment objective and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums. Some Franklin Templeton Funds do not offer Class II shares.

METHOD            STEPS TO FOLLOW
--------------------------------------------------------------------------------


BY MAIL         1. Send us signed written instructions

                2. Include any outstanding share certificates for the shares you want to exchange


--------------------------------------------------------------------------------
BY PHONE         Call Shareholder Services or TeleFACTS(R)


                 - If you do not want the ability to exchange by phone to apply to your account, please let us know.


--------------------------------------------------------------------------------
THROUGH
YOUR DEALER      Call your investment representative
--------------------------------------------------------------------------------

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

WILL SALES CHARGES APPLY TO MY EXCHANGE?

You generally will not pay a front-end sales charge on exchanges. If you have held your shares less than six months, however, you will pay the percentage difference between the sales charge you previously paid and the applicable sales charge of the new fund. If you have never paid a sales charge on your shares because, for example, they have always been held in a money fund, you will pay the Fund's applicable sales charge no matter how long you have held your shares. These charges may not apply if you qualify to buy shares without a sales charge.

We will not impose a Contingent Deferred Sales Charge when you exchange shares. Any shares subject to a Contingent Deferred Sales Charge at the time of exchange, however, will remain so in the new fund. See the discussion on Contingent Deferred Sales Charges below and under "How Do I Sell Shares?"


CONTINGENT DEFERRED SALES CHARGE. For accounts with shares subject to a Contingent Deferred Sales Charge, we will first exchange any shares in your account that are not subject to the charge. If there are not enough of these to meet your exchange request, we will exchange shares subject to the charge in the order they were purchased.


If you exchange Class I shares into one of our money funds, the time your shares are held in that fund will not count towards the completion of any Contingency Period. If you exchange your Class II shares for shares of Money Fund II, however, the time your shares are held in that fund will count towards the completion of any Contingency Period.



EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:


o    You may only exchange shares within the SAME CLASS, except as noted below.

o The accounts must be identically registered. You may, however, exchange shares from a Fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. Please notify us in writing if you do not want this option to be available on your account. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

o Trust Company IRA or 403(b) retirement plan accounts may exchange shares as described above. Restrictions may apply to other types of retirement plans. Please contact Retirement Plan Services for information on exchanges within these plans.


o    The fund you are exchanging into must be eligible for sale in your state.

o We may modify or discontinue our exchange policy if we give you 60 days' written notice.


o Your exchange may be restricted or refused if you have: (i) requested an exchange out of the Fund within two weeks of an earlier exchange request,
     (ii) exchanged shares out of the Fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the Fund's net assets. Shares under common ownership or control are combined for these limits. If you have exchanged shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5.00. Some of our funds do not allow investments by Market Timers.

Because excessive trading can hurt Fund performance, operations and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES

Certain funds in the Franklin Templeton Funds offer classes of shares not offered by the Fund, such as "Advisor Class" or "Class Z" shares. Because the Fund does not currently offer an Advisor Class, you may exchange Advisor Class shares of any Franklin Templeton Fund for Class I shares of the Fund at Net Asset Value. If you do so and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Class I shares for Advisor Class shares of that fund. Certain shareholders of Class Z shares of Franklin Mutual Series Fund Inc. may also exchange their Class Z shares for Class I shares of the Fund at Net Asset Value.


HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.


METHOD      STEPS TO FOLLOW
--------------------------------------------------------------------------------
BY MAIL    1. Send us signed written instructions. If you would like your redemption proceeds wired to a bank account, your instructions should include:

            o The name, address and telephone number of the bank where you want the proceeds sent

            o Your bank account number

            o The Federal Reserve ABA routing number

            o If you are using a savings and loan or credit union, the name of the corresponding bank and the account number


            2. Include any outstanding share certificates for the shares you are selling

            3. Provide a signature guarantee if required


            4. Corporate,  partnership  and  trust  accounts  may  need to send additional documents. Accounts under court jurisdiction may have other requirements.

--------------------------------------------------------------------------------
BY PHONE Call Shareholder Services. If you would like your redemption proceeds wired to a bank account, other than an escrow account, you must first sign up for the wire feature. To sign up, send us written instructions, with a signature guarantee. To avoid any delay in processing, the instructions should include the items listed in "By Mail" above.


            Telephone requests will be accepted:

            o If the request is $50,000 or less. Institutional accounts may exceed $50,000 by completing a separate agreement. Call Institutional Services to receive a copy.

            o If there are no share certificates issued for the shares you want to sell or you have already returned them to the Fund

            o Unless you are selling shares in a Trust Company retirement plan account


            o Unless the address on your account was changed by phone within the last 15 days

            - If you do not want the ability to redeem by phone to apply to your account, please let us know.


--------------------------------------------------------------------------------
THROUGH
YOUR DEALER Call your investment representative
--------------------------------------------------------------------------------


We will send your redemption check within seven days after we receive your request in proper form. If you would like the check sent to an address other than the address of record or made payable to someone other than the registered owners on the account, send us written instructions signed by all account owners, with a signature guarantee. We are not able to receive or pay out cash in the form of currency.

The wiring of redemption proceeds is a special service that we make available whenever possible for redemption requests of $1,000 or more. If we receive your request in proper form before 1:00 p.m. Pacific time, your wire payment will be sent the next business day. For requests received in proper form after 1:00 p.m. Pacific time, the payment will be sent the second business day. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.


If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.

Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

TRUST COMPANY RETIREMENT PLAN ACCOUNTS


To comply with IRS regulations, you need to complete additional forms before selling shares in a Trust Company retirement plan account. Tax penalties generally apply to any distribution from these plans to a participant under age 591/2, unless the distribution meets an exception stated in the Code. To obtain the necessary forms, please call Retirement Plan Services.


CONTINGENT DEFERRED SALES CHARGE

For Class I purchases, if you did not pay a front-end sales charge because you invested $1 million or more or agreed to invest $1 million or more under a Letter of Intent, a Contingent Deferred Sales Charge may apply if you sell all or a part of your investment within the Contingency Period. Once you have invested $1 million or more, any additional Class I investments you make without a sales charge may also be subject to a Contingent Deferred Sales Charge if they are sold within the Contingency Period. For any Class II purchase, a Contingent Deferred Sales Charge may apply if you sell the shares within the Contingency Period. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.


Certain retirement plan accounts opened on or after May 1, 1997, and that qualify to buy Class I shares without a front-end sales charge may also be subject to a Contingent Deferred Sales Charge if the retirement plan is transferred out of the Franklin Templeton Funds or terminated within 365 days of the account's initial purchase in the Franklin Templeton Funds.

We will first redeem any shares in your account that are not subject to the charge. If there are not enough of these to meet your request, we will redeem shares subject to the charge in the order they were purchased.


Unless otherwise specified, when you request to sell a stated DOLLAR AMOUNT, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated NUMBER OF SHARES, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.

WAIVERS. We waive the Contingent Deferred Sales Charge for:



o Account fees


o Sales of shares purchased without a front-end sales charge by certain retirement plan accounts if (i) the account was opened before May 1, 1997, or
  (ii) the Securities Dealer of record received a payment from Distributors of 0.25% or less, or (iii) Distributors did not make any payment in connection with the purchase, or (iv) the Securities Dealer of record has entered into a supplemental agreement with Distributors


o Redemptions by the Fund when an account falls below the minimum required account size

o Redemptions following the death of the shareholder or beneficial owner

o Redemptions through a systematic withdrawal plan set up before February 1, 1995


o Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, at a rate of up to 1% a month of an account's Net Asset Value. For example, if you maintain an annual balance of $1 million in Class I shares, you can redeem up to $120,000 annually through a systematic withdrawal plan free of charge. Likewise, if you maintain an annual balance of $10,000 in Class II shares, $1,200 may be redeemed annually free of charge.


o Distributions from individual retirement plan accounts due to death or disability or upon periodic distributions based on life expectancy

o Tax-free returns of excess contributions from employee benefit plans


o Redemptions by Trust Company employee benefit plans or employee benefit plans serviced by ValuSelect(R)

o Participant   initiated   distributions   from  employee   benefit  plans  or
  participant initiated exchanges among investment choices in employee benefit plans


WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?

The Fund declares dividends from its net investment income quarterly in March, June, September and December to shareholders of record on the last business day of that month and pays them on or about the 15th day of the next month. Capital gains, if any, may be distributed annually, usually in December.


Dividends and capital gains are calculated and distributed the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in the Rule 12b-1 fees of Class I and Class II.


Dividend payments are not guaranteed, are subject to the Board's discretion and may vary with each payment. THE FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY FIXED RATE OF RETURN ON AN INVESTMENT IN ITS SHARES.


If you buy shares shortly before the record date, please keep in mind that any distribution will lower the value of the Fund's shares by the amount of the distribution and you will then receive a portion of the price you paid back in the form of a taxable distribution.


DISTRIBUTION OPTIONS

You may receive your distributions from the Fund in any of these ways:


1. BUY ADDITIONAL SHARES OF THE FUND - You may buy additional shares of the Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge) by reinvesting capital gain distributions, or both dividend and capital gain distributions . This is a convenient way to accumulate additional shares and maintain or increase your earnings base.

2. BUY SHARES OF OTHER FRANKLIN TEMPLETON FUNDS - You may direct your distributions to buy shares of another Franklin Templeton Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge). Many shareholders find this a convenient way to diversify their investments.

3. RECEIVE DISTRIBUTIONS IN CASH - You may receive dividends, or both dividend and capital gain distributions in cash. If you have the money sent to another person or to a checking account, you may need a signature guarantee. If you send the money to a checking account, please see "Electronic Fund Transfers - Class I Only" under "Services to Help You Manage Your Account."

Distributions may be reinvested only in the same class of shares, except as follows: (i) Class II shareholders who chose to reinvest their distributions in Class I shares of the Fund or another Franklin Templeton Fund before November 17, 1997, may continue to do so; and (ii) Class II shareholders may reinvest their distributions in shares of any Franklin Templeton money fund.

TO SELECT ONE OF THESE OPTIONS, PLEASE COMPLETE SECTIONS 6 AND 7 OF THE SHAREHOLDER APPLICATION INCLUDED WITH THIS PROSPECTUS OR TELL YOUR INVESTMENT REPRESENTATIVE WHICH OPTION YOU PREFER. IF YOU DO NOT SELECT AN OPTION, WE WILL AUTOMATICALLY REINVEST DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IN THE SAME CLASS OF THE FUND. You may change your distribution option at any time by notifying us by mail or phone. Please allow at least seven days before the record date for us to process the new option. For Trust Company retirement plans, special forms are required to receive distributions in cash.


TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS


SHARE PRICE

When you buy shares, you pay the Offering Price. This is the Net Asset Value per share of the class you wish to purchase, plus any applicable sales charges. When you sell shares, you receive the Net Asset Value per share minus any applicable Contingent Deferred Sales Charges.

The Net Asset Value we use when you buy or sell shares is the one next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the Fund. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents.


HOW AND WHEN SHARES ARE PRICED


The Fund is open for business each day the NYSE is open. We determine the Net Asset Value per share of each class as of the close of the NYSE, normally 1:00 p.m. Pacific time. You can find the prior day's closing Net Asset Value and Offering Price for each class in many newspapers.

The Net Asset Value of all outstanding shares of each class is calculated on a pro rata basis. It is based on each class' proportionate participation in the Fund, determined by the value of the shares of each class. Each class, however, bears the Rule 12b-1 fees payable under its Rule 12b-1 plan. To calculate Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The Fund's assets are valued as described under "How Are Fund Shares Valued?" in the SAI.


WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

o Your name,

o The Fund's name,

o The class of shares,

o A description of the request,


o For exchanges, the name of the fund you are exchanging into,


o Your account number,

o The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.


JOINT ACCOUNTS. For accounts with more than one registered owner, we accept written instructions signed by only one owner for certain types of transactions or account changes. These include transactions or account changes that you could also make by phone, such as certain redemptions of $50,000 or less, exchanges between identically registered accounts, and changes to the address of record. For most other types of transactions or changes, written instructions must be signed by all registered owners.

Please keep in mind that if you have previously told us that you do not want telephone exchange or redemption privileges on your account, then we can only accept written instructions to exchange or redeem shares if they are signed by all registered owners on the account.


SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1) You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4) We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.


A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.


SHARE CERTIFICATES

We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.


Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.


TELEPHONE TRANSACTIONS


You may initiate many transactions and changes to your account by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.

When you call, we will request personal or other identifying information to confirm that instructions are genuine. We may also record calls. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus.

For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. We also will not be liable for any loss if we follow instructions by phone that we reasonably believe are genuine or if you are unable to execute a transaction by phone.


TRUST COMPANY RETIREMENT PLAN ACCOUNTS. We cannot accept instructions to sell shares or change distribution options on Trust Company retirement plans by phone. While you may exchange shares of Trust Company IRA and 403(b) retirement accounts by phone, certain restrictions may be imposed on other retirement plans.


To obtain any required forms or more information about distribution or transfer procedures, please call Retirement Plan Services.


ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS

When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.


JOINT OWNERSHIP. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, we cannot accept instructions to change owners on the account unless all owners agree in writing, even if the law in your state says otherwise. If you would like another person or owner to sign for you, please send us a current power of attorney.


GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.

TRUSTS. You should register your account as a trust only if you have a valid written trust document. This avoids future disputes or possible court action over who owns the account.

REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

TYPE OF ACCOUNT   DOCUMENTS REQUIRED

--------------------------------------------------------------------------------
CORPORATION      Corporate Resolution

--------------------------------------------------------------------------------
PARTNERSHIP      1. The pages from the partnership agreement that identify the general partners, or

                 2. A certification for a partnership agreement

--------------------------------------------------------------------------------
TRUST            1. The pages from the trust document that identify the
                    trustees, or

                 2. A certification for trust

--------------------------------------------------------------------------------

STREET OR NOMINEE ACCOUNTS. If you have Fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.


IMPORTANT INFORMATION IF YOU HAVE AN INVESTMENT REPRESENTATIVE

If there is a Securities Dealer or other representative of record on your account, we are authorized: (1) to provide confirmations, account statements and other information about your account directly to your dealer and/or representative; and (2) to accept telephone and electronic instructions directly from your dealer or representative, including instructions to exchange or redeem your shares. Electronic instructions may be processed through established electronic trading systems and programs used by the Fund. Telephone instructions directly from your representative will be accepted unless you have told us that you do not want telephone privileges to apply to your account.


KEEPING YOUR ACCOUNT OPEN

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $50. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $100.

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

AUTOMATIC INVESTMENT PLAN

Our automatic investment plan offers a convenient way to invest in the Fund. Under the plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this program, please refer to the automatic investment plan application included with this prospectus or contact your investment representative. The market value of the Fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying Investor Services by mail or phone.

AUTOMATIC PAYROLL DEDUCTION - CLASS I ONLY

You may have money transferred from your paycheck to the Fund to buy additional Class I shares. Your investments will continue automatically until you instruct the Fund and your employer to discontinue the plan. To process your investment, we must receive both the check and payroll deduction information in required form. Due to different procedures used by employers to handle payroll deductions, there may be a delay between the time of the payroll deduction and the time we receive the money.

SYSTEMATIC WITHDRAWAL PLAN

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.


If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking account. If you choose to have the money sent to a checking account, please see "Electronic Fund Transfers - Class I Only" below. Once your plan is established, any distributions paid by the Fund will be automatically reinvested in your account.


You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan may also be subject to a Contingent Deferred Sales Charge. Please see "Contingent Deferred Sales Charge" under "How Do I Sell Shares?"

You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us in writing at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.

ELECTRONIC FUND TRANSFERS - CLASS I ONLY

You may choose to have dividend and capital gain distributions from Class I shares of the Fund or payments under a systematic withdrawal plan sent directly to a checking account. If the checking account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.

TELEFACTS(R)


From a touch-tone phone, you may call our TeleFACTS(R) system (day or night) at 1-800/247-1753 to:


o obtain information about your account;

o obtain price and performance information about any Franklin Templeton Fund;

o exchange shares between identically registered Franklin accounts; and

o request duplicate statements and deposit slips for Franklin accounts.


You will need the code number for each class to use TeleFACTS(R). The code number is 158 for Class I and 258 for Class II.


STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

o Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.


o Financial reports of the Fund will be sent every six months. To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the Fund's financial reports.


INSTITUTIONAL ACCOUNTS


Additional methods of buying, selling or exchanging shares of the Fund may be available to institutional accounts. Institutional investors may also be required to complete an institutional account application. For more information, call Institutional Services.


AVAILABILITY OF THESE SERVICES

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the Fund may not be able to offer these services directly to you. Please contact your investment representative.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?

If you have any questions about your account, you may write to Investor Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The Fund and Distributors are also located at this address. Advisory Services is located at One Parker Plaza, Sixteenth Floor, Fort Lee, New Jersey 07024. You may also contact us by phone at one of the numbers listed below.

                                           HOURS OF OPERATION (PACIFIC TIME)
DEPARTMENT NAME           TELEPHONE NO.    (MONDAY THROUGH FRIDAY)
Shareholder Services      1-800/632-2301    5:30 a.m. to 5:00 p.m.
Dealer Services           1-800/524-4040    5:30 a.m. to 5:00 p.m.
Fund Information          1-800/DIAL BEN    5:30 a.m. to 8:00 p.m.
                         (1-800/342-5236)   6:30 a.m. to 2:30 p.m. (Saturday)
Retirement Plan Services  1-800/527-2020    5:30 a.m. to 5:00 p.m.
Institutional Services    1-800/321-8563    6:00 a.m. to 5:00 p.m.
TDD (hearing impaired)    1-800/851-0637    5:30 a.m. to 5:00 p.m.

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.

GLOSSARY

USEFUL TERMS AND DEFINITIONS



ADVISORY SERVICES - Franklin Advisory Services, Inc., the Fund's investment manager

BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit


CLASS I AND CLASS II - The Fund offers two classes of shares, designated "Class I" and "Class II." The two classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans.


CODE - Internal Revenue Code of 1986, as amended

CONTINGENCY PERIOD - For Class I shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. For Class II shares, the contingency period is 18 months. Regardless of when during the month you purchased shares, they will age one month on the last day of that month and each following month.

CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."

ELIGIBLE GOVERNMENTAL AUTHORITY - Any state or local government or any instrumentality, department, authority or agency thereof that has determined the Fund is a legally permissible investment and that can only buy shares of the Fund without paying sales charges.


FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the Fund's administrator

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

LETTER - Letter of Intent


MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.


NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation

NYSE - New York Stock Exchange

OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 4.50% for Class I and 1% for Class II.


QUALIFIED RETIREMENT PLANS - An employer sponsored pension or profit-sharing plan that qualifies under section 401 of the Code. Examples include 401(k), money purchase pension, profit sharing and defined benefit plans.


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

SEP - An employer sponsored  simplified  employee pension plan established under section 408(k) of the Code


SIMPLE (SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES) - An employer sponsored salary deferral plan established under Section 408(p) of the Code

TELEFACTS(R)- Franklin Templeton's automated customer servicing system


TRUST COMPANY - Franklin Templeton Trust Company. Trust Company is an affiliate of Distributors and both are wholly owned subsidiaries of Resources.

U.S. - United States

WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.


FGF10/97    158 P 02/98

PROSPECTUS & APPLICATION
FRANKLIN INVESTMENT GRADE INCOME FUND
INVESTMENT STRATEGY
INCOME


FEBRUARY 1, 1998


FRANKLIN MANAGED TRUST

This prospectus describes Class I shares of the Franklin Investment Grade Income Fund (the "Fund"). It contains information you should know before investing in the Fund. Please keep it for future reference.


The Fund currently offers another class of shares with a different sales charge and expense structure, which affects performance. This class is described in a separate prospectus. For more information, contact your investment representative or call 1-800/DIAL BEN.

The Fund has a Statement of Additional Information ("SAI"), for its Class I shares, dated February 1, 1998, which may be amended from time to time. It includes more information about the Fund's procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy or a larger print version of this prospectus, call 1-800/DIAL BEN.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.


FRANKLIN INVESTMENT GRADE INCOME FUND


FEBRUARY 1, 1998

When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.


TABLE OF CONTENTS


ABOUT THE FUND
Expense Summary ....................................................   2
Financial Highlights ...............................................   3
How Does the Fund Invest Its Assets? ...............................   4
What Are the Risks of Investing in the Fund? .......................   9
Who Manages the Fund? ..............................................  12
How Does the Fund Measure Performance? .............................  13
How Taxation Affects the Fund and Its Shareholders .................  14
How Is the Trust Organized? ........................................  17

ABOUT YOUR ACCOUNT
How Do I Buy Shares? ...............................................  18
May I Exchange Shares for Shares of Another Fund? ..................  24
How Do I Sell Shares? ..............................................  27
What Distributions Might I Receive From the Fund? ..................  30
Transaction Procedures and Special Requirements ....................  31
Services to Help You Manage Your Account ...........................  35
What If I Have Questions About My Account? .........................  37

GLOSSARY
Useful Terms and Definitions .......................................  38



777 Mariners Island Blvd.
P.O. Box 7777
San Mateo
CA 94403-7777

1-800/DIAL BEN


ABOUT THE FUND

EXPENSE SUMMARY


This table is designed to help you understand the costs of investing in the Fund. It is based on the Fund's historical expenses for the fiscal year ended September 30, 1997. The Fund's actual expenses may vary.


A.    SHAREHOLDER TRANSACTION EXPENSES+


  Maximum Sales Charge Imposed on Purchases
  (as a percentage of Offering Price).........     4.25%++
  Deferred Sales Charge.......................   None+++
  Exchange Fee (per transaction)..............    $5.00*


B.    ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)


  Management Fees.............................     0.50%
  Rule 12b-1 Fees.............................     0.20%**
  Other Expenses..............................     0.35%
                                                   -----
  Total Fund Operating Expenses...............     1.05%
                                                   =====


C.    EXAMPLE


Assume the Fund's annual return is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

  1 YEAR    3 YEARS  5 YEARS    10 YEARS
  --------------------------------------

  $53***      $74      $98        $165


  THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in its Net Asset Value or dividends and are not directly charged to your account.

+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.

++There is no front-end sales charge if you invest $1 million or more.


+++A Contingent Deferred Sales Charge of 1% may apply to purchases of $1 million or more if you sell the shares within one year. A Contingent Deferred Sales Charge may also apply to purchases by certain retirement plans that qualify to buy shares without a front-end sales charge. See "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.


*$5.00 fee is only for Market Timers. We process all other exchanges without a fee.

** These fees may not exceed 0.25%. The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charge permitted under the NASD's rules. ***Assumes a Contingent Deferred Sales Charge will not apply.

FINANCIAL HIGHLIGHTS


This table summarizes the Fund's financial history. The information has been audited by Tait, Weller and Baker, the Fund's independent auditors. Their audit report covering each of the most recent five years appears in the financial statements in the Trust's Annual Report to Shareholders for the fiscal year ended September 30, 1997. The Annual Report to Shareholders also includes more information about the Fund's performance. For a free copy, please call Fund Information.




                                    FOR THE YEAR ENDED SEPTEMBER 30,              FOR THE YEAR ENDED DECEMBER 31,
                              --------------------------------------------     -------------------------------------------
                               1997      1996      1995    1994      1993+     1992     1991      1990       1989   1988++
                              --------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
 (FOR A SHARE OUTSTANDING
 THROUGHOUT THE YEAR)

Net asset value,
beginning of year              $9.01     $9.04    $8.82    $9.31     $8.93     $9.03    $8.40     $8.58     $8.66    $8.85
                               -------------------------------------------------------------------------------------------

Income from investment operations:

 Net investment income           .41       .44      .44      .45       .38       .62      .69       .74       .78      .83

 Net realized & unrealized
 gains (losses)                  .09      (.06)     .26     (.54)      .40      (.09)     .64      (.17)     (.08)    (.21)

Total from investment operations .50       .38      .70     (.09)      .78       .53     1.33       .57       .70      .62
                                 -----------------------------------------------------------------------------------------

Less distributions from:

 Net investment income          (.43)     (.41)    (.48)    (.40)     (.40)     (.63)    (.70)     (.75)     (.78)    (.81)
                                -------------------------------------------------------------------------------------------

Net asset value,
end of year                    $9.08     $9.01    $9.04    $8.82     $9.31     $8.93    $9.03     $8.40     $8.58    $8.66
                               -------------------------------------------------------------------------------------------

Total return*                   5.68%     4.25%    8.21%   (1.02)%    8.94%     6.16%   16.57%     7.01%     8.5%     7.24%

Ratios/Supplemental Data

Net assets,
 end of year (in 000's)       $43,568  $29,372  $29,824   $29,553   $35,970  $29,367   $21,773   $12,289  $17,143    $12,650

Ratios to average net assets

 Expenses                       1.05%     1.06%    1.09%    1.05%     1.09%**   1.08%    1.26%     1.43%     1.62%    1.35%

 Net investment income          4.73%     4.81%    4.96%    4.91%     5.61%**   7.02%    8.36%     8.84%     9.74%    9.36%

Portfolio turnover rate        41.32%    20.06%   64.70%   10.57%    53.19%    27.28%   28.31%    11.37%    56.72%   34.87%


*Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized.

**Annualized

+For the nine months ended September 30, 1993.

++On June 28, 1988, the investment manager changed from L.F. Rothschild Fund Management, Inc. to Franklin Advisers, Inc., an affiliate of Advisory Services

HOW DOES THE FUND INVEST ITS ASSETS?


THE FUND'S INVESTMENT OBJECTIVE


The Fund's investment objective is to seek a maximum level of income consistent with prudent exposure to risk. The objective is a fundamental policy of the Fund and may not be changed without shareholder approval. Of course, there is no assurance that the Fund will achieve its objective.


At times, particularly during periods when the yield curve is positive, the Fund will endeavor to provide a higher yield than that available from a money market mutual fund, while attempting to avoid the potential risks to principal often associated with both non-investment grade securities and longer-term instruments.

TYPES OF SECURITIES IN WHICH THE FUND MAY INVEST


The Fund seeks to achieve its objective by investing in a diversified portfolio of debt securities, most of which will be intermediate-term investment grade issues, and dividend-paying common and preferred stocks.


The Fund may invest in corporate debt obligations such as bonds, notes, and debentures; obligations convertible into common stocks; obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities; obligations denominated in either U.S. dollars or foreign currencies issued by foreign corporations and governments (including Canadian provinces and their instrumentalities) and supranational entities; commercial paper; and currency deposits or equivalents.


Because the Fund seeks a maximum level of income consistent with prudent exposure to risk, under normal market conditions at least 75% of the Fund's portfolio will be invested in debt securities that are rated in one of the four highest rating categories or in unrated securities that are of comparable quality as determined by the investment manager. The four highest rating categories are AAA, AA, A or BBB by S&P, or Aaa, Aa, A or Baa by Moody's.


Debt securities within the top three categories comprise what are known as high-grade bonds and are regarded as having a strong capacity to pay principal and interest. Medium-grade bonds (BBB by S&P or Baa by Moody's) are regarded as having an adequate capacity to pay principal and interest but with greater vulnerability to adverse economic conditions and some speculative characteristics.


The Fund may invest up to 25% of its portfolio in securities that are not rated in the four highest rating categories or of comparable quality. The Fund, however, will not invest in any debt securities rated lower than B by Moody's or S&P or in any equity securities of an issuer if a majority of the issuer's debt securities are rated lower than B by Moody's or S&P. Similarly, the Fund will not invest in any unrated debt securities that the Fund considers to be of lower comparable quality than securities rated B by Moody's or S&P. Debt securities rated B by Moody's are regarded as generally lacking the characteristics of desirable investments and, in Moody's judgment, assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Debt securities rated BB or B by S&P are regarded, on balance, as predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the obligation. The Fund does not intend to invest more than 5% of its net assets in debt securities rated below Baa by Moody's or BBB by S&P. An appendix discussing these ratings is included in the SAI.

Although market risks are inherent in any investment program, the Fund believes that, for securities rated "investment grade," these risks may be reduced by the Fund manager's careful analysis of the relative values offered among the investment alternatives available at the time of purchase. Moreover, while the opinion of the rating services is considered in selecting securities rated lower than "investment grade" for the Fund's portfolio, the Fund's manager relies primarily on its own credit analysis, which consists of a study of the existing debt issuer's capital structure, ability to service debt and to pay dividends, and the current trend of earnings, for any such company under consideration for investment by the Fund. The net asset value per share of the Fund will fluctuate, however, as the market value of its investment portfolio fluctuates.

Under normal economic conditions, the Fund will invest at least 65% of its assets in intermediate-term obligations. These intermediate-term obligations typically will have effective remaining maturities of between two and ten years at the time of purchase. The remaining 35% may be invested, to the extent available and permissible, in obligations with maturities that are shorter than two years or longer than ten years at the time of purchase.


The Fund will consider the effective maturity of a "putable" bond to be its optional redemption date or dates. An obligation that requires the obligor to periodically prepay portions of the obligation before its stated maturity will be considered by the Fund to have a maturity equal to its expected average life or average term. These are not fundamental policies of the Fund and may be changed by the Board.


U.S. GOVERNMENT SECURITIES. The Fund may invest in all types of U.S. government securities including: (1) U.S. Treasury obligations with varying interest rates, maturities and dates of issuance, such as U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (original maturities of one to ten years) and U.S. Treasury bonds (generally original maturities of greater than ten years); and (2) obligations issued or guaranteed by U.S. government agencies and instrumentalities such as the Government National Mortgage Association ("GNMA"), the Export-Import Bank and the Farmers Home Administration. Some of the Fund's investments will include obligations that are supported by the full faith and credit of the U.S. government. In the case of U.S. government obligations that are not backed by the full faith and credit of the U.S. government (e.g., obligations of the Federal National Mortgage Association ("FNMA") and a Federal Home Loan Bank), the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

COLLATERALIZED OBLIGATIONS. The Fund may invest in collateralized obligations, which generally are bonds issued by single purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies or instrumentalities, investment bankers or other similar institutions, such as Collateralized Automobile Receivables ("CARs") and Collateralized Mortgage Obligations ("CMOs"). The collateralized obligations will either be issued or guaranteed by a U.S. government agency or instrumentality rated AAA by a nationally recognized statistical rating agency.


CARs are generally automobile loan pass-through certificates issued by single purpose, stand alone financial subsidiaries or trusts (such as Grantor Trusts) of financial institutions, government agencies or instrumentalities, investment bankers or other similar institutions.

CMOs purchased by the Fund may be:

(1) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;

(2) collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and the guarantee is collateralized by U.S. government securities; or

(3) securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. government.


For a discussion of the risks involved in buying collateralized obligations, please see "What Are the Risks of Investing in the Fund?" below.


OPTIONS AND FINANCIAL FUTURES. The Fund may engage in various option and hedging activities. Specifically, the Fund may write covered call and put options and under limited circumstances, for bona fide hedging purposes only, purchase certain options on securities and interest rate futures contracts. The option and hedging activities that the Fund is authorized to engage in are summarized below and described in greater detail in the SAI.


The Fund may write covered call and put options on any securities it may purchase for its portfolio. The principal reason for writing call or put options is to obtain, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund's current return can be expected to fluctuate because opportunities to realize net gains from a covered call and put option writing program and income yields vary as economic and market conditions change. The Fund may receive a higher or lower total return from its positions in options than it would have received from its underlying securities if they had not been subject to options. The Fund does not engage in option writing strategies for speculative purposes, and writes call options and put options on a covered basis only. This means that, with respect to any call options it has written, the Fund will own the underlying securities or comparable securities satisfying the cover requirements of the securities exchanges, and, with respect to any put options it has written, it will maintain in a separate account cash or U.S. government securities with a value at least equal to the exercise price of the put option.


The Fund may also purchase call and put options on securities, but only for limited purposes. The Fund may purchase call and put options for the purpose of offsetting its obligations pursuant to previously written options. The Fund may purchase put options only on U.S. government securities in its portfolio in anticipation of a decline in the market value of such securities and then only in amounts not exceeding 10% of its total assets. The Fund's ability to purchase put options allows it to protect unrealized gains in appreciated U.S. government securities in its portfolio without actually selling the securities and while continuing to receive interest income on the securities.

In addition, solely for hedging purposes, the Fund may purchase and sell call and put options on interest rate futures contracts. The Fund may not purchase or sell options on interest rate futures contracts if immediately thereafter the value of those contracts would constitute more than 30% of the Fund's total assets or if the sum of the premiums paid for the options would exceed 5% of the Fund's total assets.


The Fund's option and hedging activities involve certain risks as summarized in "What Are the Risks of Investing in the Fund?" and as more fully discussed in the SAI.


FOREIGN SECURITIES. The Fund may, using the criteria set forth above, invest any portion of its assets in debt securities issued by foreign corporations and governments, their instrumentalities, and supranational entities. The Fund presently has no intention of investing more than 25% of its assets in the debt securities of foreign governments.

A supranational entity is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational entities include, among others, the World Bank, the European Development Bank and the Asian Development Bank.

The Fund may invest in securities issued in any currency and may hold foreign currency to the extent consistent with its objective and policies described above. Securities of issuers within a given country may be denominated in the currency of that or another country, or in multinational currency units.


For more information about foreign securities and their risks, please see "What Are the Risks of Investing in the Fund?" in this prospectus and in the SAI.


OTHER INVESTMENT POLICIES OF THE FUND


In any period of market weakness or of uncertain market or economic conditions, the Fund may establish a temporary defensive position to preserve capital by investing all or a part of its assets in short-term, fixed-income securities, cash or cash equivalents. These investments may include U.S. government securities, bank CDs, bankers' acceptances and high-grade commercial paper issued by domestic corporations.

U.S. TREASURY ROLLS. The Fund may enter into "U.S. Treasury rolls" in which the Fund sells outstanding U.S. Treasury securities and buys back "when-issued" U.S. Treasury securities of slightly longer maturity for simultaneous settlement on the settlement date of the "when-issued" U.S. Treasury security. Two potential advantages of this strategy are 1) the Fund can regularly and incrementally adjust its weighted average maturity (which otherwise would constantly diminish with the passage of time); and 2) in a normal yield curve environment (in which shorter maturities yield less than longer maturities), a gain in yield to maturity can be obtained along with the desired extension.


During the period prior to the settlement date, the Fund continues to earn interest on the securities it is selling. It does not earn interest on the securities that it is purchasing until after the settlement date. The Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The Fund intends, however, to enter into U.S. Treasury rolls only with government securities dealers recognized by the Federal Reserve Board or with member banks of the Federal Reserve System.


LOANS OF PORTFOLIO SECURITIES. Consistent with procedures approved by the Board, the Fund may lend its portfolio securities to qualified securities dealers or other institutional investors. Although permitted to lend up to 30% of its total assets, the Fund currently intends to limit its lending of securities to no more than 5% of its total assets. For a description of the Fund's securities lending procedures, please see the SAI.

REPURCHASE AGREEMENTS. In a repurchase agreement, the Fund buys U.S. government securities from a bank or broker-dealer at one price and agrees to sell them back to the bank or broker-dealer at a higher price on a specified date. The securities subject to resale are held on behalf of the Fund by a custodian bank approved by the Board. The bank or broker-dealer must transfer to the custodian securities with an initial market value of at least 102% of the repurchase price to help secure the obligation to repurchase the securities at a later date. The securities are then marked-to-market daily to maintain coverage of at least 100%. If the bank or broker-dealer does not repurchase the securities as agreed, the Fund may experience a loss or delay in the liquidation of the securities underlying the repurchase agreement and may also incur liquidation costs. The Fund, however, intends to enter into repurchase agreements only with banks or broker-dealers that are considered creditworthy by Advisory Services.


ILLIQUID INVESTMENTS. The Fund's policy is not to invest more than 10% of its net assets in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them.



BORROWING. The Fund may borrow money only from banks for temporary or emergency purposes in amounts not to exceed 15% of the Fund's total assets, and additional investments may not be made while any amounts borrowed are in excess of 5% of the Fund's total assets.




OTHER POLICIES AND RESTRICTIONS. The Fund has a number of additional investment restrictions that limit its activities to some extent. Some of these restrictions may only be changed with shareholder approval. For a list of these restrictions and more information about the Fund's investment policies, please see "How Does the Fund Invest Its Assets?" and "Investment Restrictions" in the SAI.

Each of the Fund's policies and restrictions discussed in this prospectus and in the SAI is considered at the time the Fund makes an investment. The Fund is generally not required to sell a security because of a change in circumstances.

TAX CONSIDERATIONS. The Fund's investment in options, future contracts, foreign securities and other complex securities are subject to special tax rules that may affect the amount, timing or character of the income earned by the Fund an distributed to you. The Fund may also be subject to withholding taxes on earnings from certain of its foreign securities. These special tax rules are discussed in the "Additional Information on Distributions and Taxes" section of the SAI.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of your shares will increase as the value of the securities owned by the Fund increases and will decrease as the value of the Fund's investments decrease. In this way, you participate in any change in the value of the securities owned by the Fund. In addition to the factors that affect the value of any particular security that the Fund owns, the value of Fund shares may also change with movements in the stock and bond markets as a whole.


INTEREST RATE, CURRENCY AND MARKET RISK. To the extent the Fund invests in debt securities, changes in interest rates in any country where the Fund is invested will affect the value of the Fund's portfolio and its share price. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to have a negative effect on the value of the Fund's shares. To the extent the Fund invests in common stocks, a general market decline, in any country where the Fund is invested, may cause the value of what the Fund owns, and thus the Fund's share price, to decline. Changes in currency valuations may also affect the price of Fund shares. The value of stock markets, currency valuations and interest rates throughout the world have increased and decreased in the past. These changes are unpredictable.


COLLATERALIZED AUTOMOBILE RECEIVABLES. Because CARs are asset-backed securities, they have certain risks not presented by mortgage-backed securities. Asset-backed securities do not have the benefit of the same type of security interests in the related collateral. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing the receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

COLLATERALIZED MORTGAGE OBLIGATIONS. CMOs and other mortgage-backed securities differ from conventional bonds in that the principal is paid back over the life of the certificate rather than at maturity. As a result, the Fund will receive monthly scheduled payments of principal and interest on its investment in these securities, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the Fund reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing security. For this reason, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of "locking in" long-term interest rates.


The market value of mortgage-backed securities, like other U.S. government securities in the Fund's portfolio, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. However, mortgage-backed securities, while having comparable risk of decline in value during periods of rising rates, may have less potential for capital appreciation than other investments of comparable maturities due to the likelihood of increased prepayments of mortgages as interest rates decline. To the extent these securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the Fund's principal investment to the extent of the premium paid.

OPTIONS AND FINANCIAL FUTURES. Purchasing call and put options involves the risk that the price of the underlying securities or interest rate futures contracts will not move in the anticipated direction during the option periods, and that the Fund may lose all or some portion of the amount of the premiums it has paid (plus transaction costs). Options on interest rate futures contracts involve a somewhat greater risk because a liquid market for these options may not exist to permit the Fund to establish or close out its positions. Although the Fund generally will purchase only options for which there appears to be an active market, there is no assurance that a liquid market on any exchange will exist for any particular option or at any particular time.

The principal risk with respect to writing covered call and put options is the Fund's possible inability to effect closing transactions at favorable prices. By writing the option, the Fund agrees to buy or sell the security at a specified price during a specified period, and, until the option lapses (i.e., the specified period expires or the option is exercised) or is canceled by a closing transaction, the Fund cannot sell the covering security to recognize a profit (or limit a loss). In addition, if the price of the underlying security does not move in the anticipated direction, the Fund will have to sell or buy the covering security at a price that is below market (in the case of a security sold upon the exercise of a written call option) or buy the covering security at a price that is above market (in the case of a security purchased upon the exercise of a written put option) unless the Fund can close out its optioned position prior to the option exercise date. Moreover, until an option lapses or is canceled by a closing transaction, the maximum sales price the Fund may realize on a security subject to an option is limited to the option price. The Fund continues, however, to bear the risk of a decline in the price of a security subject to an option during the option period, although any potential loss during that period would be reduced by the amount of the option premium received. Although certain risks are involved in these option and hedging transactions, Advisory Services believes that, because the Fund writes only covered options on portfolio securities and purchases options only for hedging purposes, the options and hedging strategies of the Fund do not subject it to the level of risk frequently associated with an options strategy that does not employ these techniques.


Transactions in options, options on futures, CARS, and CMOs are generally considered "derivative securities."

FOREIGN  SECURITIES.  There are inherent risks  associated  with  investments in foreign securities. An investment may be affected by changes in currency rates and exchange control regulations, and the Fund may incur transaction charges in exchanging currencies. Foreign government securities are frequently not subject to the accounting and financial reporting standards applicable to U.S. government securities and less information may be available regarding these securities. Most foreign government securities are traded in foreign over-the-counter markets or on foreign stock exchanges, and are generally less liquid and more volatile than comparable U.S. government securities. There is also the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments. See the SAI for further information.



WHO MANAGES THE FUND?


THE BOARD. The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations. The Board also monitors the Fund to ensure no material conflicts exist among the Fund's classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

INVESTMENT MANAGER. Advisory Services manages the Fund's assets and makes its investment decisions. Advisory Services also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Advisory Services and its affiliates manage over $215 billion in assets. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

MANAGEMENT TEAM. The team responsible for the day-to-day management of the Fund's portfolio is: William J. Lippman and Philip H. W. Smith since the Fund's inception and Margaret McGee since 1988.

William J. Lippman
President of Advisory Services

Mr. Lippman holds a Master of Business Administration degree from New York University and a Bachelor of Business Administration degree from City College New York. Mr. Lippman has been in the securities industry for over 30 years and with the Franklin Templeton Group since 1988.

Philip H. W. Smith
Vice President of Advisory Services

Mr. Smith holds a Doctor of Jurisprudence degree from Yale Law School and a Bachelor of Arts degree from Princeton University. He has been in the securities industry since 1964 and with the Franklin Templeton Group since 1988.

Margaret McGee
Vice President of Advisory Services

Ms. McGee holds a Bachelor of Arts degree in Business Administration from William Paterson University. She has been in the securities industry since 1985 and with the Franklin Templeton Group since 1988.

MANAGEMENT FEES. During the fiscal year ended September 30, 1997, management fees totaling 0.50% of the average daily net assets of the Fund were paid to Advisory Services. Total expenses of the Fund, including fees paid to Advisory Services, were 1.05%.

PORTFOLIO TRANSACTIONS. Advisory Services tries to obtain the best execution on all transactions. If Advisory Services believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How
Does the Fund Buy Securities for Its Portfolio?" in the SAI for more information.


ADMINISTRATIVE SERVICES. Under an agreement with Advisory Services, FT Services provides certain administrative services and facilities for the Fund. Please see "Investment Management and Other Services" in the SAI for more information.


THE RULE 12B-1 PLAN

The Fund has a distribution plan or "Rule 12b-1 Plan" for its Class I shares under which it may reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.

Payments by the Fund under the plan may not exceed 0.25% per year of Class I's average daily net assets. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after certain purchases made without a sales charge, Securities Dealers may not be eligible to receive the Rule 12b-1 fees associated with the purchase. For more information, please see "The Fund's Underwriter" in the SAI.

HOW DOES THE FUND MEASURE PERFORMANCE?

From time to time, the Fund advertises its performance. Commonly used measures of performance include total return, current yield and current distribution rate. Performance figures are usually calculated using the maximum sales charge, but certain figures may not include the sales charge.


Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested. Current yield shows the income per share earned by the Fund. The current distribution rate shows the dividends or distributions paid to shareholders by the Fund. This rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current Offering Price. Unlike current yield, the current distribution rate may include income distributions from sources other than dividends and interest received by the Fund.

The Fund's investment results will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how the Fund calculates its performance figures, please see "How does the Fund Measure Performance?" in the SAI.




The Fund also offers another share class and, from time to time, will advertise its performance in a manner described in the prospectus for that class.

HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS

On August 5, 1997, President Clinton signed into law the Taxpayer Relief Act of 1997 (the "1997 Act"). This new law makes sweeping changes in the Code. Because many of these changes are complex they are discussed in the SAI.

TAXATION OF THE FUND'S INVESTMENTS.

The Fund invests your money in the bonds and other securities that are described in the section "How Does the Fund Invest Its Assets?" Special tax rules may apply in determining the income and gains that the Fund earns on its investments. These rules may, in turn, affect the amount of distributions that the Fund pays to you. These special tax rules are discussed in the SAI.

TAXATION OF THE FUND. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains that it distributes to you.

FOREIGN TAXES. Foreign governments may impose taxes on the income and gains from the Fund's investments in foreign bonds. These taxes will reduce the amount of the Fund's distributions to you.

HOW DOES THE FUND EARN INCOME AND GAINS?

The Fund earns interest and other income (the Fund's "income") on its investments. When the Fund sells a security for a price that is higher than it paid, it has a gain. When the Fund sells a security for a price that is lower than it paid, it has a loss. If the Fund has held the security for more than one year, the gain or loss will be a long-term capital gain or loss. If the Fund has held the security for one year or less, the gain or loss will be a short-term capital gain or loss. The Fund's gains and losses are netted together, and, if the Fund has a net gain (the Fund's "gains"), that gain will generally be distributed to you.

TAXATION OF SHAREHOLDERS.

DISTRIBUTIONS. Distributions from the Fund, whether you receive them in cash or in additional shares, are generally subject to income tax. The Fund will send you a statement in January of the current year that reflects the amount of ordinary dividends, capital gain distributions and non-taxable distributions you received from the Fund in the prior year. This statement will include distributions declared in December and paid to you in January of the current year, but which are taxable as if paid on December 31 of the prior year. The IRS requires you to report these amounts on your income tax return for the prior year. The Fund's statement for the prior year will tell you how much of your capital gain distribution represents 28% rate gain property. The remainder of the capital gain distribution represents 20% rate gain.

WHAT IS A DISTRIBUTION?

As a shareholder, you will receive your share of the Fund's income and gains on its investments in bonds and other securities. The Fund's income and short term capital gains are paid to you as ordinary dividends. The Fund's long-term capital gains are paid to you as capital gain distributions. If the Fund pays you an amount in excess of its income and gains, this excess will generally be treated as a non-taxable distribution. These amounts, taken together, are what we call the Fund's distributions to you.

DISTRIBUTIONS TO RETIREMENT PLANS. Fund distributions received by your qualified retirement plan, such as a Section 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you.

DIVIDENDS-RECEIVED DEDUCTION. It is anticipated that no portion of the Fund's distributions will qualify for the corporate dividends-received deduction.

REDEMPTIONS AND EXCHANGES. If you redeem your shares or if you exchange your shares in the Fund for shares in another Franklin Templeton Fund, you will generally have a gain or loss that the IRS requires you to report on your income tax return. If you exchange Fund shares held for 90 days or less and pay no sales charge, or a reduced sales charge, for the new shares, all or a portion of the sales charge you paid on the purchase of the shares you exchanged is not included in their cost for purposes of computing gain or loss on the exchange. If you hold your shares for six months or less, any loss you have will be treated as a long-term capital loss to the extent of any capital gain distributions received by you from the Fund. All or a portion of any loss on the redemption or exchange of your shares will be disallowed by the IRS if you purchase other shares in the Fund within 30 days before or after your redemption or exchange.

WHAT IS A REDEMPTION?

A redemption is a sale by you to the Fund of some or all of your shares in the Fund. The price per share you receive when you redeem Fund shares may be more or less than the price at which you purchased those shares. An exchange of shares in the Fund for shares of another Franklin Templeton Fund is treated as a redemption of Fund shares and then a purchase of shares of the other fund. When you redeem or exchange your shares, you will generally have a gain or loss, depending upon whether the basis in your shares is more or less than your cost or other basis in the shares. Call Franklin Templeton Fund Information for a free shareholder Tax Information Handbook if you need more information in calculating the gain or loss on the redemption or exchange of your shares.

U.S. GOVERNMENT AND STATE OBLIGATION INTEREST. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain restrictions. Investments in state and local obligations may also qualify for tax-free treatment. The Fund will provide you with information at the end of each calendar year on the amount of such dividends that may qualify for exemption from reporting on your individual income tax returns.

NON-U.S. INVESTORS. Ordinary dividends generally will be subject to U.S. income tax withholding. Your home country may also tax ordinary dividends, capital gain distributions and gains arising from redemptions or exchanges of your Fund shares. Fund shares held by the estate of a non-U.S. investor may be subject to U.S. estate tax. You may wish to contact your tax advisor to determine the U.S. and non-U.S. tax consequences of your investment in the Fund.

STATE TAXES. Ordinary dividends and capital gain distributions that you receive from the Fund, and gains arising from redemptions or exchanges of your Fund shares will generally be subject to state and local income tax. The holding of Fund shares may also be subject to state and local intangibles taxes. You may wish to contact your tax advisor to determine the state and local tax consequences of your investment in the Fund.

BACKUP WITHHOLDING. When you open an account, IRS regulations require that you provide your taxpayer identification number ("TIN"), certify that it is correct, and certify that you are not subject to backup withholding under IRS rules. If you fail to provide a correct TIN or the proper tax certifications, the Fund is required to withhold 31% of all the distributions (including ordinary dividends and capital gain distributions), and redemption proceeds paid to you. The Fund is also required to begin backup withholding on your account if the IRS instructs the Fund to do so. The Fund reserves the right not to open your account, or, alternatively, to redeem your shares at the current net asset value, less any taxes withheld, if you fail to provide a correct TIN, fail to provide the proper tax certifications, or the IRS instructs the Fund to begin backup withholding on your account.

WHAT IS A BACKUP WITHHOLDING?

Backup Withholding occurs when the Fund is required to withhold and pay over to the IRS 31% of your distributions and redemption proceeds. You can avoid backup withholding by providing the Fund with your TIN, and by completing the tax certifications on your shareholder application that you were asked to sign when you opened your account. However, if the IRS instructs the Fund to begin backup withholding, it is required to do so even if you provided the Fund with your TIN and these tax certifications, and backup withholding will remain in place until the Fund is instructed by the IRS that it is no longer required.

THIS TAX DISCUSSION IS FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND. A MORE COMPLETE DISCUSSION OF THESE RULES AND RELATED MATTERS IS CONTAINED IN THE SECTION ENTITLED "ADDITIONAL INFORMATION ABOUT DISTRIBUTIONS AND TAXES" IN THE SAI. THE TAX TREATMENT TO YOU OF DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS, FOREIGN TAXES PAID AND INCOME TAXES WITHHELD ARE ALSO DISCUSSED IN A FREE FRANKLIN TEMPLETON TAX INFORMATION HANDBOOK WHICH IS AVAILABLE BY CONTACTING OUR FUND INFORMATION DEPARTMENT.

HOW IS THE TRUST ORGANIZED?

The Fund is a diversified series of Franklin Managed Trust (the "Trust"), an open-end management investment company, commonly called a mutual fund. It was organized as a Massachusetts business trust in July 15, 1986, and is registered with the SEC. As of January 1, 1997, the Fund began offering a new class of shares designated Franklin Investment Grade Income Fund - Advisor Class. All shares outstanding before the offering of Advisor Class shares have been designated Franklin Investment Grade Income Fund - Class I. Additional series and classes of shares may be offered in the future.

Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as any other class of the Fund for matters that affect the Fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole.


The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.


The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the Board in its discretion or by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member.



ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT


To open your account, please follow the steps below. This will help avoid any delays in processing your request.

1. Read this prospectus carefully.

2. Determine how much you would like to invest. The Fund's minimum investments are:

  o To open your account:     $100*
  o To add to your account:   $ 25*

*We may waive these minimums for retirement plans. We also reserve the right to refuse any order to buy shares.

3. Carefully complete and sign the enclosed shareholder application, including the optional shareholder privileges section. By applying for privileges now, you can avoid the delay and inconvenience of having to send an additional application to add privileges later. It is important that we receive a signed application since we will not be able to process any redemptions from your account until we receive your signed application.

4. Make your investment using the table below.

METHOD      STEPS TO FOLLOW
--------------------------------------------------------------------------------

BY MAIL     For an initial investment:

               Return the application to the Fund with your check made payable to the Fund.

            For additional investments:

               Send a check made payable to the Fund. Please include your account number on the check.
--------------------------------------------------------------------------------

BY  WIRE     1. Call  Shareholder  Services  or, if that number is busy, call 1-650/312-2000 collect, to receive a wire control number and wire instructions. You need a new wire control number every time you wire money into your account. If you do not have a currently effective wire control number, we will return the money to the bank, and we will not credit the purchase to your account.

            2. For initial investments you must also return your signed shareholder application to the Fund.

            IMPORTANT DEADLINES: If we receive your call before 1:00 p.m. Pacific time and the bank receives the wired funds and reports the receipt of wired funds to the Fund by 3:00 p.m. Pacific time, we will credit the purchase to your account that day. If we receive your call after 1:00 p.m. or the bank receives the wire after 3:00 p.m., we will credit the purchase to your account the following business day.

--------------------------------------------------------------------------------
THROUGH
YOUR DEALER    Call your investment representative
--------------------------------------------------------------------------------


SALES CHARGE REDUCTIONS AND WAIVERS

- IF YOU QUALIFY TO BUY SHARES UNDER ONE OF THE SALES CHARGE REDUCTION OR WAIVER CATEGORIES DESCRIBED BELOW, PLEASE INCLUDE A WRITTEN STATEMENT WITH EACH PURCHASE ORDER EXPLAINING WHICH PRIVILEGE APPLIES. If you don't include this statement, we cannot guarantee that you will receive the sales charge reduction or waiver.

QUANTITY DISCOUNTS. The sales charge you pay depends on the dollar amount you invest, as shown in the table below.

                                   TOTAL SALES CHARGE    AMOUNT PAID TO
                                   AS A PERCENTAGE OF     DEALER AS A
AMOUNT OF PURCHASE               OFFERING    NET AMOUNT  PERCENTAGE OF
AT OFFERING PRICE                 PRICE      INVESTED    OFFERING PRICE

Under $100,000                     4.25%       4.44%         4.00%
$100,000 but less than $250,000    3.50%       3.63%         3.25%
$250,000 but less than $500,000    2.75%       2.83%         2.50%
$500,000 but less than $1,000,000  2.15%       2.20%         2.00%
$1,000,000 or more*                None        None          None


*If you invest $1 million or more, a Contingent Deferred Sales Charge may be imposed on an early redemption. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge." Please also see "Other Payments to Securities Dealers" below for a discussion of payments Distributors may make out of its own resources to Securities Dealers for certain purchases.

CUMULATIVE QUANTITY DISCOUNTS. To determine if you may pay a reduced sales charge, the amount of your current purchase is added to the cost or current value, whichever is higher, of your existing shares in the Franklin Templeton Funds, as well as those of your spouse, children under the age of 21 and grandchildren under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts. Companies with one or more retirement plans may add together the total plan assets invested in the Franklin Templeton Funds to determine the sales charge that applies.


LETTER OF INTENT. You may buy shares at a reduced sales charge by completing the Letter of Intent section of the shareholder application. A Letter of Intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay.

BY COMPLETING THE LETTER OF INTENT SECTION OF THE SHAREHOLDER APPLICATION, YOU ACKNOWLEDGE AND AGREE TO THE FOLLOWING:

o You authorize Distributors to reserve 5% of your total intended purchase in Fund shares registered in your name until you fulfill your Letter.

o You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

o Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the Letter.

o Although you may exchange your shares, you may not sell reserved shares until you complete the Letter or pay the higher sales charge.

Your periodic statements will include the reserved shares in the total shares you own. We will pay or reinvest dividend and capital gain distributions on the reserved shares as you direct. Our policy of reserving shares does not apply to certain retirement plans.

If you would like more information about the Letter of Intent privilege, please see "How Do I Buy, Sell and Exchange Shares? - Letter of Intent" in the SAI or call Shareholder Services.

GROUP PURCHASES. If you are a member of a qualified group, you may buy Fund shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.

A qualified group is one that:

o Was formed at least six months ago,

o Has a purpose other than buying Fund shares at a discount,

o Has more than 10 members,

o Can arrange for meetings between our representatives and group members,

o Agrees to  include  Franklin  Templeton  Fund  sales and other  materials  in
  publications   and  mailings  to  its  members  at  reduced  or  no  cost  to
  Distributors,

o Agrees to arrange for payroll deduction or other bulk transmission of investments to the Fund, and

o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.


A qualified group does not include a 403(b) plan that only allows salary deferral contributions. 403(b) plans that only allow salary deferral contributions and that purchased shares of the Fund at a reduced sales charge under the group purchase privilege before February 1, 1998, however, may continue to do so.

SALES CHARGE WAIVERS. If one of the following sales charge waivers applies to you or your purchase of Fund shares, you may buy shares of the Fund without a front-end sales charge or a Contingent Deferred Sales Charge.

Certain distributions, payments or redemption proceeds that you receive may be used to buy shares of the Fund without a sales charge if you reinvest them within 365 days of their payment or redemption date. They include:

1. Dividend and capital gain distributions from any Franklin Templeton Fund. The distributions generally must be reinvested in the same class of shares. Certain exceptions apply, however, to Class II shareholders of another Franklin Templeton Fund who chose to reinvest their distributions in the Fund before November 17, 1997, and to Advisor Class or Class Z shareholders of a Franklin Templeton Fund who may reinvest their distributions in the Fund.

2. Redemption proceeds from the sale of shares of any Franklin Templeton Fund if you originally paid a sales charge on the shares and you reinvest the money in the same class of shares. This waiver does not apply to exchanges.

    If you paid a Contingent Deferred Sales Charge when you redeemed your shares from a Franklin Templeton Fund, a Contingent Deferred Sales Charge will apply to your purchase of Fund shares and a new Contingency Period will begin. We will, however, credit your Fund account with additional shares based on the Contingent Deferred Sales Charge you paid and the amount of redemption proceeds that you reinvest.

    If you immediately placed your redemption proceeds in a Franklin Bank CD, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover.

3.  Dividend or capital gain  distributions  from a real estate investment trust
    (REIT) sponsored or advised by Franklin Properties, Inc.

4. Annuity payments received under either an annuity option or from death benefit proceeds, only if the annuity contract offers as an investment option the Franklin Valuemark Funds, the Templeton Variable Annuity Fund, or the Templeton Variable Products Series Fund. You should contact your tax advisor for information on any tax consequences that may apply.

5. Distributions from an existing retirement plan invested in the Franklin Templeton Funds

6. Redemption proceeds from the sale of Class A shares of any of the Templeton Global Strategy Funds if you are a qualified investor.

    If you paid a contingent deferred sales charge when you redeemed your Class A shares from a Templeton Global Strategy Fund, a Contingent Deferred Sales Charge will apply to your purchase of Fund shares and a new Contingency Period will begin. We will, however, credit your Fund account with additional shares based on the contingent deferred sales charge you paid and the amount of the redemption proceeds that you reinvest.

    If you immediately placed your redemption proceeds in a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date they are redeemed from the money fund.

Various individuals and institutions also may buy shares of the Fund without a front-end sales charge or Contingent Deferred Sales Charge, including:

1. Trust companies and bank trust departments agreeing to invest in Franklin Templeton Funds over a 13 month period at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We will accept orders for these accounts by mail accompanied by a check or by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

2. An Eligible Governmental Authority. Please consult your legal and investment advisors to determine if an investment in the Fund is permissible and suitable for you and the effect, if any, of payments by the Fund on arbitrage rebate calculations.

3.  Broker-dealers,   registered  investment  advisors  or  certified  financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs

4. Registered Securities Dealers and their affiliates, for their investment accounts only

5. Current employees of Securities Dealers and their affiliates and their family members, as allowed by the internal policies of their employer

6. Officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group, and their family members, consistent with our then-current policies

7. Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer

8.  Accounts managed by the Franklin Templeton Group

9. Certain unit investment trusts and their holders reinvesting distributions from the trusts

10. Group annuity separate accounts offered to retirement plans

11. Chilean  retirement  plans  that  meet  the  requirements   described  under
    "Retirement Plans" below

RETIREMENT PLANS. Retirement plans that (i) are sponsored by an employer with at least 100 employees, or (ii) have plan assets of $1 million or more, or (iii) agree to invest at least $500,000 in the Franklin Templeton Funds over a 13 month period may buy shares without a front-end sales charge. Retirement plans that are not Qualified Retirement Plans, SIMPLEs or SEPs must also meet the requirements described under "Group Purchases" above to be able to buy shares without a front-end sales charge. We may enter into a special arrangement with a Securities Dealer, based on criteria established by the Fund, to add together certain small Qualified Retirement Plan accounts for the purpose of meeting these requirements.

For retirement plan accounts opened on or after May 1, 1997, a Contingent Deferred Sales Charge may apply if the retirement plan is tranferred out of the Franklin Templeton Funds or terminated within 365 days of the retirement plan account's initial purchase in the Franklin Templeton Funds. Please see "How Do I Sell Shares?
- Contingent Deferred Sales Charge" for details.


HOW DO I BUY SHARES IN CONNECTION WITH RETIREMENT PLANS?

Your individual or employer-sponsored retirement plan may invest in the Fund. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee.


Trust Company can provide you with brochures containing important information about its plans. To establish a Trust Company retirement plan, you will need an application other than the one included in this prospectus. For a retirement plan brochure or application, call Retirement Plan Services.


Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.

OTHER PAYMENTS TO SECURITIES DEALERS


The payments described below may be made to Securities Dealers who initiate and are responsible for certain purchases made without a sales charge. The payments are subject to the sole discretion of Distributors, and are paid by Distributors or one of its affiliates and not by the Fund or its shareholders.

1. Purchases of $1 million or more - up to 0.75% of the amount invested.

2. Purchases made without a front-end sales charge by certain retirement plans described under "Sales Charge Reductions and Waivers - Retirement Plans" above - up to 1% of the amount invested.

3. Purchases by trust companies and bank trust departments, Eligible Governmental Authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs - up to 0.25% of the amount invested.

4. Purchases by Chilean retirement plans - up to 1% of the amount invested.

A Securities Dealer may receive only one of these payments for each qualifying purchase. Securities Dealers who receive payments in connection with investments described in paragraphs 1 or 4 above or a payment of up to 1% for investments described in paragraph 2 will be eligible to receive the Rule 12b-1 fee associated with the purchase starting in the thirteenth calendar month after the purchase.

FOR BREAKPOINTS THAT MAY APPLY AND INFORMATION ON ADDITIONAL COMPENSATION PAYABLE TO SECURITIES DEALERS IN CONNECTION WITH THE SALE OF FUND SHARES, PLEASE SEE "HOW DO I BUY, SELL AND EXCHANGE SHARES? - OTHER PAYMENTS TO SECURITIES DEALERS" IN THE SAI.

FOR INVESTORS OUTSIDE THE U.S.

The distribution of this prospectus and the offering of Fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of the Fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.


MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?

We offer a wide variety of funds. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.


Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment objective and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums.



METHOD         STEPS TO FOLLOW
--------------------------------------------------------------------------------


BY MAIL          1. Send us signed written instructions

                 2. Include any outstanding share certificates for the shares you want to exchange


--------------------------------------------------------------------------------
BY PHONE         Call Shareholder Services or TeleFACTS(R)


                 - If you do not want the ability to exchange by phone to apply to your account, please let us know.


--------------------------------------------------------------------------------
THROUGH
YOUR DEALER      Call your investment representative
--------------------------------------------------------------------------------

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

WILL SALES CHARGES APPLY TO MY EXCHANGE?

You generally will not pay a front-end sales charge on exchanges. If you have held your shares less than six months, however, you will pay the percentage difference between the sales charge you previously paid and the applicable sales charge of the new fund. If you have never paid a sales charge on your shares because, for example, they have always been held in a money fund, you will pay the Fund's applicable sales charge no matter how long you have held your shares. These charges may not apply if you qualify to buy shares without a sales charge.


CONTINGENT DEFERRED SALES CHARGE. We will not impose a Contingent Deferred Sales Charge when you exchange shares. Any shares subject to a Contingent Deferred Sales Charge at the time of exchange, however, will remain so in the new fund. For accounts with shares subject to a Contingent Deferred Sales Charge, we will first exchange any shares in your account that are not subject to the charge. If there are not enough of these to meet your exchange request, we will exchange shares subject to the charge in the order they were purchased. If you exchange shares into one of our money funds, the time your shares are held in that fund will not count towards the completion of any Contingency Period. For more information about the Contingent Deferred Sales Charge, please see that section under "How Do I Sell Shares?"


EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:


o    You may only exchange shares within the SAME CLASS, except as noted below.

o The accounts must be identically registered. You may, however, exchange shares from a Fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. Please notify us in writing if you do not want this option to be available on your account. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

o Trust Company IRA or 403(b) retirement plan accounts may exchange shares as described above. Restrictions may apply to other types of retirement plans. Please contact Retirement Plan Services for information on exchanges within these plans.


o    The fund you are exchanging into must be eligible for sale in your state.

o We may modify or discontinue our exchange policy if we give you 60 days' written notice.


o Your exchange may be restricted or refused if you have: (i) requested an exchange out of the Fund within two weeks of an earlier exchange request,
     (ii) exchanged shares out of the Fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the Fund's net assets. Shares under common ownership or control are combined for these limits. If you have exchanged shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5.00. Some of our funds do not allow investments by Market Timers.

Because excessive trading can hurt Fund performance, operations and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES

Certain funds in the Franklin Templeton Funds offer classes of shares not offered by the Fund, such as "Class Z" shares. Certain shareholders of Class Z shares of Franklin Mutual Series Fund Inc. may exchange their Class Z shares for shares of the Fund at Net Asset Value.


HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.

METHOD      STEPS TO FOLLOW
--------------------------------------------------------------------------------


BY MAIL     1. Send us signed written instructions. If you would like your redemption proceeds wired to a bank account, your instructions should include:

           o The name, address and telephone number of the bank where you want the proceeds sent

           o Your bank account number

           o The Federal Reserve ABA routing number

           o If you are using a savings and loan or credit union, the name of the corresponding bank and the account number


         2. Include any outstanding share certificates for the shares you are selling

         3. Provide a signature guarantee if required


         4. Corporate, partnership and trust accounts may need to send additional documents. Accounts under court jurisdiction may have other requirements.
--------------------------------------------------------------------------------

BY PHONE Call Shareholder Services. If you would like your redemption proceeds wired to a bank account, other than an escrow account, you must first sign up for the wire feature. To sign up, send us written instructions, with a signature guarantee. To avoid any delay in processing, the instructions should include the items listed in "By Mail" above.


            Telephone requests will be accepted:

            o If the request is $50,000 or less. Institutional accounts may exceed $50,000 by completing a separate agreement. Call Institutional Services to receive a copy.

            o If there are no share certificates issued for the shares you want to sell or you have already returned them to the Fund

            o Unless you are selling shares in a Trust Company retirement plan account


            o Unless the address on your account was changed by phone within the last 15 days

            - If you do not want the ability to redeem by phone to apply to your account, please let us know.
--------------------------------------------------------------------------------

THROUGH
YOUR DEALER Call your investment representative
--------------------------------------------------------------------------------

We will send your redemption check within seven days after we receive your request in proper form. If you would like the check sent to an address other than the address of record or made payable to someone other than the registered owners on the account, send us written instructions signed by all account owners, with a signature guarantee. We are not able to receive or pay out cash in the form of currency.

The wiring of redemption proceeds is a special service that we make available whenever possible for redemption requests of $1,000 or more. If we receive your request in proper form before 1:00 p.m. Pacific time, your wire payment will be sent the next business day. For requests received in proper form after 1:00 p.m. Pacific time, the payment will be sent the second business day. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.


If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.

Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

TRUST COMPANY RETIREMENT PLAN ACCOUNTS


To comply with IRS regulations, you need to complete additional forms before selling shares in a Trust Company retirement plan account. Tax penalties generally apply to any distribution from these plans to a participant under age 591/2, unless the distribution meets an exception stated in the Code. To obtain the necessary forms, please call Retirement Plan Services.


CONTINGENT DEFERRED SALES CHARGE

If you did not pay a front-end sales charge because you invested $1 million or more or agreed to invest $1 million or more under a Letter of Intent, a Contingent Deferred Sales Charge may apply if you sell all or a part of your investment within the Contingency Period. Once you have invested $1 million or more, any additional investments you make without a sales charge may also be subject to a Contingent Deferred Sales Charge if they are sold within the Contingency Period. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.


Certain retirement plan accounts opened on or after May 1, 1997, and that qualify to buy shares without a front-end sales charge may also be subject to a Contingent Deferred Sales Charge if the retirement plan is tranferred out of the Franklin Templeton Funds or terminated within 365 days of the account's initial purchase in the Franklin Templeton Funds.

We will first redeem any shares in your account that are not subject to the charge. If there are not enough of these to meet your request, we will redeem shares subject to the charge in the order they were purchased.


Unless otherwise specified, when you request to sell a stated DOLLAR AMOUNT, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated NUMBER OF SHARES, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.

WAIVERS. We waive the Contingent Deferred Sales Charge for:



o    Account fees


o Sales of shares purchased without a front-end sales charge by certain retirement plan accounts if (i) the account was opened before May 1, 1997, or (ii) the Securities Dealer of record received a payment from Distributors of 0.25% or less, or (iii) Distributors did not make any payment in connection with the purchase, or (iv) the Securities Dealer of record has entered into a supplemental agreement with Distributors


o Redemptions by the Fund when an account falls below the minimum required account size

o    Redemptions following the death of the shareholder or beneficial owner

o    Redemptions through a systematic  withdrawal plan set up before February 1,
     1995


o Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, at a rate of up to 1% a month of an account's Net Asset Value. For example, if you maintain an annual balance of $1 million, you can redeem up to $120,000 annually through a systematic withdrawal plan free of charge.


o Distributions from individual retirement plan accounts due to death or disability or upon periodic distributions based on life expectancy

o    Tax-free returns of excess contributions from employee benefit plans


o Redemptions by Trust Company employee benefit plans or employee benefit plans serviced by ValuSelect(R)

o    Participant   initiated   distributions  from  employee  benefit  plans  or
     participant initiated exchanges among investment choices in employee benefit plans


WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?

The  Fund  declares   dividends  from  its  net  investment  income  monthly  to shareholders of record on the last business day of that month and pays them on or about the 15th day of the next month.


Capital gains, if any, may be distributed annually, usually in December.


Dividend payments are not guaranteed, are subject to the Board's discretion and may vary with each payment. THE FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY FIXED RATE OF RETURN ON AN INVESTMENT IN ITS SHARES.


If you buy shares shortly before the record date, please keep in mind that any distribution will lower the value of the Fund's shares by the amount of the distribution and you will then receive a portion of the price you paid back in the form of a taxable distribution.


DISTRIBUTION OPTIONS

You may receive your distributions from the Fund in any of these ways:


1. BUY ADDITIONAL SHARES OF THE FUND - You may buy additional shares of the same class of the Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge) by reinvesting capital gain distributions, or both dividend and capital gain distributions. This is a convenient way to accumulate additional shares and maintain or increase your earnings base.


2. BUY SHARES OF OTHER FRANKLIN TEMPLETON FUNDS - You may direct your distributions to buy the same class of shares of another Franklin Templeton Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge). Many shareholders find this a convenient way to diversify their investments.

3. RECEIVE DISTRIBUTIONS IN CASH - You may receive dividends, or both dividend and capital gain distributions in cash. If you have the money sent to another person or to a checking account, you may need a signature guarantee. If you send the money to a checking account, please see "Electronic Fund Transfers" under "Services to Help You Manage Your Account."


TO SELECT ONE OF THESE OPTIONS, PLEASE COMPLETE SECTIONS 6 AND 7 OF THE SHAREHOLDER APPLICATION INCLUDED WITH THIS PROSPECTUS OR TELL YOUR INVESTMENT REPRESENTATIVE WHICH OPTION YOU PREFER. IF YOU DO NOT SELECT AN OPTION, WE WILL AUTOMATICALLY REINVEST DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IN THE SAME CLASS OF THE FUND. You may change your distribution option at any time by notifying us by mail or phone. Please allow at least seven days before the record date for us to process the new option. For Trust Company retirement plans, special forms are required to receive distributions in cash.


TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS


SHARE PRICE

When you buy shares, you pay the Offering Price. This is the Net Asset Value per share, plus any applicable sales charges. When you sell shares, you receive the Net Asset Value per share.

The Net Asset Value we use when you buy or sell shares is the one next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the Fund. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents.


HOW AND WHEN SHARES ARE PRICED


The Fund is open for business each day the NYSE is open. We determine the Net Asset Value per share as of the close of the NYSE, normally 1:00 p.m. Pacific time. You can find the prior day's closing Net Asset Value and Offering Price of the Fund in many newspapers.

The Net Asset Value of all outstanding shares of each class is calculated on a pro rata basis. It is based on each class' proportionate participation in the Fund, determined by the value of the shares of each class. Class I, however, bears the Rule 12b-1 fees payable under its Rule 12b-1 plan. To calculate Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The Fund's assets are valued as described under "How Are Fund Shares Valued?" in the SAI.


WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

o Your name,

o The Fund's name,


o The class of shares,


o A description of the request,


o For exchanges, the name of the fund you are exchanging into,


o Your account number,

o The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.


JOINT ACCOUNTS. For accounts with more than one registered owner, we accept written instructions signed by only one owner for certain types of transactions or account changes. These include transactions or account changes that you could also make by phone, such as certain redemptions of $50,000 or less, exchanges between identically registered accounts, and changes to the address of record. For most other types of transactions or changes, written instructions must be signed by all registered owners.

Please keep in mind that if you have previously told us that you do not want telephone exchange or redemption privileges on your account, then we can only accept written instructions to exchange or redeem shares if they are signed by all registered owners on the account.


SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1) You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4) We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.


A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.


SHARE CERTIFICATES

We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.


Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.


TELEPHONE TRANSACTIONS


You may initiate many transactions and changes to your account by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.

When you call, we will request personal or other identifying information to confirm that instructions are genuine. We may also record calls. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus.

For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. We also will not be liable for any loss if we follow instructions by phone that we reasonably believe are genuine or if you are unable to execute a transaction by phone.


TRUST COMPANY RETIREMENT PLAN ACCOUNTS. We cannot accept instructions to sell shares or change distribution options on Trust Company retirement plans by phone. While you may exchange shares of Trust Company IRA and 403(b) retirement accounts by phone, certain restrictions may be imposed on other retirement plans.


To obtain any required forms or more information about distribution or transfer procedures, please call Retirement Plan Services.


ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS

When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.


JOINT OWNERSHIP. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, we cannot accept instructions to change owners on the account unless all owners agree in writing, even if the law in your state says otherwise. If you would like another person or owner to sign for you, please send us a current power of attorney.


GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.

TRUSTS. You should register your account as a trust only if you have a valid written trust document. This avoids future disputes or possible court action over who owns the account.

REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

TYPE OF ACCOUNT      DOCUMENTS REQUIRED
--------------------------------------------------------------------------------

CORPORATION      Corporate Resolution
--------------------------------------------------------------------------------

PARTNERSHIP      1. The pages from the partnership agreement that identify the general partners, or

                 2. A certification for a partnership agreement

--------------------------------------------------------------------------------
TRUST            1. The pages from the trust document that identify the
                    trustees, or

                 2. A certification for trust

--------------------------------------------------------------------------------
STREET OR NOMINEE ACCOUNTS. If you have Fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.


IMPORTANT INFORMATION IF YOU HAVE AN INVESTMENT REPRESENTATIVE

If there is a Securities Dealer or other representative of record on your account, we are authorized: (1) to provide confirmations, account statements and other information about your account directly to your dealer and/or representative; and (2) to accept telephone and electronic instructions directly from your dealer or representative, including instructions to exchange or redeem your shares. Electronic instructions may be processed through established electronic trading systems and programs used by the Fund. Telephone instructions directly from your representative will be accepted unless you have told us that you do not want telephone privileges to apply to your account.


KEEPING YOUR ACCOUNT OPEN

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $50. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $100.

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

AUTOMATIC INVESTMENT PLAN

Our automatic investment plan offers a convenient way to invest in the Fund. Under the plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this program, please refer to the automatic investment plan application included with this prospectus or contact your investment representative. The market value of the Fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying Investor Services by mail or phone.

AUTOMATIC PAYROLL DEDUCTION

You may have money transferred from your paycheck to the Fund to buy additional Class I shares. Your investments will continue automatically until you instruct the Fund and your employer to discontinue the plan. To process your investment, we must receive both the check and payroll deduction information in required form. Due to different procedures used by employers to handle payroll deductions, there may be a delay between the time of the payroll deduction and the time we receive the money.

SYSTEMATIC WITHDRAWAL PLAN

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.


If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking account. If you choose to have the money sent to a checking account, please see "Electronic Fund Transfers" below. Once your plan is established, any distributions paid by the Fund will be automatically reinvested in your account.


You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan may also be subject to a Contingent Deferred Sales Charge. Please see "Contingent Deferred Sales Charge" under "How Do I Sell Shares?"

You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us in writing at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.

ELECTRONIC FUND TRANSFERS


You may choose to have dividend and capital gain distributions from Class I shares of the Fund or payments under a systematic withdrawal plan sent directly to a checking account. If the checking account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.


TELEFACTS(R)


From a touch-tone phone, you may call our TeleFACTS(R) system (day or night) at 1-800/247-1753 to:


o obtain information about your account;

o obtain price and performance information about any Franklin Templeton Fund;

o exchange shares between identically registered Franklin accounts; and

o request duplicate statements and deposit slips for Franklin accounts.


You will need the Fund's code number to use TeleFACTS(R). The Fund's code number is 159.


STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

o Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.


o Financial reports of the Fund will be sent every six months. To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the Fund's financial reports.


INSTITUTIONAL ACCOUNTS


Additional methods of buying, selling or exchanging shares of the Fund may be available to institutional accounts. Institutional investors may also be required to complete an institutional account application. For more information, call Institutional Services.


AVAILABILITY OF THESE SERVICES

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the Fund may not be able to offer these services directly to you. Please contact your investment representative.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?

If you have any questions about your account, you may write to Investor Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The Fund and Distributors are also located at this address. Advisory Services is located at One Parker Plaza, Sixteenth Floor, Fort Lee, New Jersey, 07013. You may also contact us by phone at one of the numbers listed below.

                                            HOURS OF OPERATION (PACIFIC TIME)
DEPARTMENT NAME            TELEPHONE NO.    (MONDAY THROUGH FRIDAY)

Shareholder Services      1-800/632-2301    5:30 a.m. to 5:00 p.m.
Dealer Services           1-800/524-4040    5:30 a.m. to 5:00 p.m.
Fund Information          1-800/DIAL BEN    5:30 a.m. to 8:00 p.m.
                         (1-800/342-5236)   6:30 a.m. to 2:30 p.m. (Saturday)
Retirement Plan Services  1-800/527-2020    5:30 a.m. to 5:00 p.m.
Institutional Services    1-800/321-8563    6:00 a.m. to 5:00 p.m.
TDD (hearing impaired)    1-800/851-0637    5:30 a.m. to 5:00 p.m.

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.

GLOSSARY

USEFUL TERMS AND DEFINITIONS



ADVISORY SERVICES - Franklin Advisory Services, Inc., the Fund's investment manager

BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit


CLASS I, CLASS II AND ADVISOR CLASS - The Fund offers two classes of shares, designated "Class I" and "Advisor Class." The two classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge and expense structures. Certain funds in the Franklin Templeton Funds also offer a share class designated "Class II."


CODE - Internal Revenue Code of 1986, as amended

CONTINGENCY PERIOD - The 12 month period during which a Contingent Deferred Sales Charge may apply. Regardless of when during the month you purchased shares, they will age one month on the last day of that month and each following month.

CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."

ELIGIBLE GOVERNMENTAL AUTHORITY - Any state or local government or any instrumentality, department, authority or agency thereof that has determined the Fund is a legally permissible investment and that can only buy shares of the Fund without paying sales charges.


FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the Fund's administrator

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

LETTER - Letter of Intent


MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.


MOODY'S - Moody's Investors Service, Inc.

NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation

NYSE - New York Stock Exchange


OFFERING PRICE - The public offering price is based on the Net Asset Value per share and includes the front-end sales charge. The maximum front-end sales charge is 4.25%.

QUALIFIED RETIREMENT PLANS - An employer sponsored pension or profit-sharing plan that qualifies under section 401 of the Code. Examples include 401(k), money purchase pension, profit sharing and defined benefit plans.


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

S&P - Standard & Poor's Corporation

SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

SEP - An employer sponsored  simplified  employee pension plan established under section 408(k) of the Code


SIMPLE (SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES) - An employer sponsored salary deferral plan established under section 408 (p) of the Code.


TELEFACTS(R) - Franklin Templeton's automated customer servicing system



TRUST COMPANY - Franklin Templeton Trust Company. Trust Company is an affiliate of Distributors and both are wholly owned subsidiaries of Resources.

U.S. - United States

WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.

FGF10/97    159 P 02/98

PROSPECTUS & APPLICATION
FRANKLIN INVESTMENT GRADE INCOME FUND
INVESTMENT STRATEGY
INCOME
ADVISOR CLASS


FEBRUARY 1, 1998


FRANKLIN MANAGED TRUST


This prospectus describes the Advisor Class shares of the Franklin Investment Grade Income Fund (the "Fund"). It contains information you should know before investing in the Fund. Please keep it for future reference.

The Fund currently offers another class of shares with a different sales charge and expense structure, which affects performance. This class is described in a separate prospectus. For more information, contact your investment representative or call 1-800/DIAL BEN.

The Fund has a Statement of Additional Information ("SAI") for its Advisor Class, dated February 1, 1998, which may be amended from time to time. It includes more information about the Fund's procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy or a larger print version of this prospectus, call 1-800/DIAL BEN.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.


FRANKLIN INVESTMENT GRADE INCOME FUND-ADVISOR CLASS


February 1, 1998


When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.

TABLE OF CONTENTS


ABOUT THE FUND
Expense Summary ..............................................   2
Financial Highlights .........................................   3
How Does the Fund Invest Its Assets? .........................   3
What are the Risks of Investing in the Fund? .................   9
Who Manages the Fund? ........................................  12
How Does the Fund Measure Performance? .......................  13
How Taxation Affects the Fund and Its Shareholders ...........  13
How Is the Trust Organized? ..................................  16

ABOUT YOUR ACCOUNT
How Do I Buy Shares? .........................................  17
May I Exchange Shares for Shares of Another Fund? ............  21
How Do I Sell Shares? ........................................  23
What Distributions Might I Receive From the Fund? ............  24
Transaction Procedures and Special Requirements ..............  25
Services to Help You Manage Your Account .....................  29
What If I Have Questions About My Account? ...................  31

GLOSSARY
Useful Terms and Definitions .................................  32




777 Mariners Island Blvd.
P.O. Box 7777
San Mateo
CA 94403-7777

1-800/DIAL BEN


ABOUT THE FUND

EXPENSE SUMMARY


This table is designed to help you understand the costs of investing in the Fund. It is based on the historical expenses of the Advisor Class for the fiscal year ended September 30, 1997. The expenses are annualized. The Fund's actual expenses may vary.


A. SHAREHOLDER TRANSACTION EXPENSES+


  Maximum Sales Charge Imposed on Purchases        None
  Exchange Fee (per transaction)                   $5.00*


B. ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)


  Management Fees                                   0.50%
  Rule 12b-1 Fees                                   None
  Other Expenses                                    0.35%
  Total Fund Operating Expenses                     0.85%


C. EXAMPLE


  Assume the annual return for the class is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

    1 YEAR     3 YEARS  5 YEARS  10 YEARS
    -------------------------------------
      $9         $27      $47      $105

  THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in its Net Asset Value or dividends and are not directly charged to your account.

+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.


*$5.00 fee is only for Market Timers. We process all other exchanges without a fee.

FINANCIAL HIGHLIGHTS


This table summarizes the Fund's financial history. The information has been audited by Tait, Weller & Baker, the Fund's independent auditors. Their audit report covering the period shown below appears in the financial statements in the Trust's Annual Report to Shareholders for the fiscal year ended September 30, 1997. The Annual Report to Shareholders also includes more information about the Fund's performance. For a free copy, please call Fund Information.

YEAR ENDED SEPTEMBER 30,                          1997+
----------------------------------------------------------

Per Share Operating Performance

(for a share outstanding throughout the period)

Net asset value, beginning of period              $9.03
                                               -------------

Income from investment operations:

 Net investment income                              .28

 Net realized and unrealized gains                  .07

Total from investment operations                    .35

Less distributions from:

 Net investment income                            (.31)

Net asset value, end of period                   $9.07

Total Return*                                     3.98%

Ratios/Supplemental Data:

Net assets, at end of period (000's)               $39

Ratio to average net assets:

 Expenses                                          .85%**

 Net investment income                            4.84%**

Portfolio turnover rate                          41.32%

*Total return is not annualized.

**Annualized.

+For the period January 2, 1997 (commencement of sales) to September 30, 1997.

HOW DOES THE FUND INVEST ITS ASSETS?

THE FUND'S INVESTMENT OBJECTIVE

The Fund's investment objective is to seek a maximum level of income consistent with prudent exposure to risk. The objective is a fundamental policy of the Fund and may not be changed without shareholder approval. Of course, there is no assurance that the Fund will achieve its objective.


At times, particularly during periods when the yield curve is positive, the Fund will endeavor to provide a higher yield than that available from a money market mutual fund, while attempting to avoid the potential risks to principal often associated with both non-investment grade securities and longer-term instruments.

TYPES OF SECURITIES IN WHICH THE FUND MAY INVEST


The Fund seeks to achieve its objective by investing in a diversified portfolio of debt securities, most of which will be intermediate-term investment grade issues, and dividend-paying common and preferred stocks.


The Fund may invest in corporate debt obligations such as bonds, notes, and debentures; obligations convertible into common stocks; obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities; obligations denominated in either U.S. dollars or foreign currencies issued by foreign corporations and governments (including Canadian provinces and their instrumentalities) and supranational entities; commercial paper; and currency deposits or equivalents.

Because the Fund seeks a maximum level of income consistent with prudent exposure to risk, under normal market conditions at least 75% of the Fund's portfolio will be invested in debt securities that are rated in one of the four highest rating categories or in unrated securities that are of comparable quality as determined by the Fund's investment manager. The four highest rating categories are AAA, AA, A or BBB by S&P, or Aaa, Aa, A or Baa by Moody's.

Debt securities within the top three categories comprise what are known as high-grade bonds and are regarded as having a strong capacity to pay principal and interest. Medium-grade bonds (BBB by S&P or Baa by Moody's) are regarded as having an adequate capacity to pay principal and interest but with greater vulnerability to adverse economic conditions and some speculative characteristics.


The Fund may invest up to 25% of its portfolio in securities that are not rated in the four highest rating categories or of comparable quality. The Fund, however, will not invest in any debt securities rated lower than B by Moody's or S&P or in any equity securities of an issuer if a majority of the issuer's debt securities are rated lower than B by Moody's or S&P. Similarly, the Fund will not invest in any unrated debt securities that the Fund considers to be of lower comparable quality than securities rated B by Moody's or S&P. Debt securities rated B by Moody's are regarded as generally lacking the characteristics of desirable investments and, in Moody's judgment, assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Debt securities rated BB or B by S&P are regarded, on balance, as predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the obligation. The Fund does not intend to invest more than 5% of its net assets in debt securities rated below Baa by Moody's or BBB by S&P. An appendix discussing these ratings is included in the SAI.

Although market risks are inherent in any investment program, the Fund believes that, for securities rated "investment-grade," these risks may be reduced by the Fund manager's careful analysis of the relative values offered among the investment alternatives available at the time of purchase. Moreover, while the opinion of the rating services is considered in selecting securities rated lower than "investment-grade" for the Fund's portfolio, the Fund's manager relies primarily on its own credit analysis, which consists of a study of the existing debt issuer's capital structure, ability to service debt and to pay dividends, and the current trend of earnings, for any such company under consideration for investment by the Fund. The net asset value per share of the Fund will fluctuate, however, as the market value of its investment portfolio fluctuates.

Under normal economic conditions, the Fund will invest at least 65% of its assets in intermediate-term obligations. These intermediate-term obligations typically will have effective remaining maturities of between two and ten years at the time of purchase. The remaining 35% may be invested, to the extent available and permissible, in obligations with maturities that are shorter than two years or longer than ten years at the time of purchase.

The Fund will consider the effective maturity of a "putable" bond to be its optional redemption date or dates. An obligation that requires the obligor to periodically prepay portions of the obligation before its stated maturity will be considered by the Fund to have a maturity equal to its expected average life or average term. These are not fundamental policies of the Fund and may be changed by the Board.

U.S. GOVERNMENT SECURITIES. The Fund may invest in all types of U.S. government securities including: (1) U.S. Treasury obligations with varying interest rates, maturities and dates of issuance, such as U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (original maturities of one to ten years) and U.S. Treasury bonds (generally original maturities of greater than ten years); and (2) obligations issued or guaranteed by U.S. government agencies and instrumentalities such as the Government National Mortgage Association ("GNMA"), the Export-Import Bank and the Farmers Home Administration. Some of the Fund's investments will include obligations that are supported by the full faith and credit of the U.S. government. In the case of U.S. government obligations that are not backed by the full faith and credit of the U.S. government (e.g., obligations of the Federal National Mortgage Association ("FNMA") and a Federal Home Loan Bank), the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

COLLATERALIZED OBLIGATIONS. The Fund may invest in collateralized obligations, which generally are bonds issued by single purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies or instrumentalities, investment bankers or other similar institutions, such as Collateralized Automobile Receivables ("CARs") and Collateralized Mortgage Obligations ("CMOs"). The collateralized obligations will either be issued or guaranteed by a U.S. government agency or instrumentality rated AAA by a nationally recognized statistical rating agency.


CARs are generally automobile loan pass-through certificates issued by single purpose, stand alone financial subsidiaries or trusts (such as Grantor Trusts) of financial institutions, government agencies or instrumentalities, investment bankers or other similar institutions.

CMOs purchased by the Fund may be:

(1) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;

(2) collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and the guarantee is collateralized by U.S. government securities; or

(3) securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. government.


For a discussion of the risks involved in buying collateralized obligations, please see "What Are the Risks of Investing in the Fund?" below.


OPTIONS AND FINANCIAL FUTURES. The Fund may engage in various option and hedging activities. Specifically, the Fund may write covered call and put options and under limited circumstances, for bona fide hedging purposes only, purchase certain options on securities and interest rate futures contracts. The option and hedging activities that the Fund is authorized to engage in are summarized below and described in greater detail in the SAI.


The Fund may write covered call and put options on any securities it may purchase for its portfolio. The principal reason for writing call or put options is to obtain, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund's current return can be expected to fluctuate because opportunities to realize net gains from a covered call and put option writing program and income yields vary as economic and market conditions change. The Fund may receive a higher or lower total return from its positions in options than it would have received from its underlying securities if they had not been subject to options. The Fund does not engage in option writing strategies for speculative purposes, and writes call options and put options on a covered basis only. This means that, with respect to any call options it has written, the Fund will own the underlying securities or comparable securities satisfying the cover requirements of the securities exchanges, and, with respect to any put options it has written, it will maintain in a separate account cash or U.S. government securities with a value at least equal to the exercise price of the put option.


The Fund may also purchase call and put options on securities, but only for limited purposes. The Fund may purchase call and put options for the purpose of offsetting its obligations pursuant to previously written options. The Fund may purchase put options only on U.S. government securities in its portfolio in anticipation of a decline in the market value of such securities and then only in amounts not exceeding 10% of its total assets. The Fund's ability to purchase put options allows it to protect unrealized gains in appreciated U.S. government securities in its portfolio without actually selling the securities and while continuing to receive interest income on the securities.

In addition, solely for hedging purposes, the Fund may purchase and sell call and put options on interest rate futures contracts. The Fund may not purchase or sell options on interest rate futures contracts if immediately thereafter the value of those contracts would constitute more than 30% of the Fund's total assets or if the sum of the premiums paid for the options would exceed 5% of the Fund's total assets.


The Fund's option and hedging activities involve certain risks as summarized in "What Are the Risks of Investing in the Fund?" and as more fully discussed in the SAI.

Foreign Securities. The Fund may, using the criteria set forth above, invest any portion of its assets in debt securities issued by foreign corporations and governments, their instrumentalities, and supranational entities. The Fund presently has no intention of investing more than 25% of its assets in the debt securities of foreign governments.


A supranational entity is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational entities include, among others, the World Bank, the European Development Bank and the Asian Development Bank.

The Fund may invest in securities issued in any currency and may hold foreign currency to the extent consistent with its objective and policies described above. Securities of issuers within a given country may be denominated in the currency of that or another country, or in multinational currency units.


For more information about foreign securities and their risks, please see "What Are the Risks of Investing in the Fund?" in this prospectus and in the SAI.


OTHER INVESTMENT POLICIES OF THE FUND


In any period of market weakness or of uncertain market or economic conditions, the Fund may establish a temporary defensive position to preserve capital by investing all or a part of its assets in short-term, fixed-income securities, cash or cash equivalents. These investments may include U.S. government securities, CDs, bankers' acceptances and high-grade commercial paper issued by domestic corporations.

U.S. TREASURY ROLLS. The Fund may enter into "U.S. Treasury rolls" in which the Fund sells outstanding U.S. Treasury securities and buys back "when-issued" U.S. Treasury securities of slightly longer maturity for simultaneous settlement on the settlement date of the "when-issued" U.S. Treasury security. Two potential advantages of this strategy are 1) the Fund can regularly and incrementally adjust its weighted average maturity (which otherwise would constantly diminish with the passage of time); and 2) in a normal yield curve environment (in which shorter maturities yield less than longer maturities), a gain in yield to maturity can be obtained along with the desired extension.


During the period prior to the settlement date, the Fund continues to earn interest on the securities it is selling. It does not earn interest on the securities that it is purchasing until after the settlement date. The Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The Fund intends, however, to enter into U.S. Treasury rolls only with government securities dealers recognized by the Federal Reserve Board or with member banks of the Federal Reserve System.


LOANS OF PORTFOLIO SECURITIES. Consistent with procedures approved by the Board, the Fund may lend its portfolio securities to qualified securities dealers or other institutional investors. Although permitted to lend up to 30% of its total assets, the Fund currently intends to limit its lending of securities to no more than 5% of its total assets. For a description of the Fund's securities lending procedures, please see the SAI.

REPURCHASE AGREEMENTS. In a repurchase agreement, the Fund buys U.S. government securities from a bank or broker-dealer at one price and agrees to sell them back to the bank or broker-dealer at a higher price on a specified date. The securities subject to resale are held on behalf of the Fund by a custodian bank approved by the Board. The bank or broker-dealer must transfer to the custodian securities with an initial market value of at least 102% of the repurchase price to help secure the obligation to repurchase the securities at a later date. The securities are then marked-to-market daily to maintain coverage of at least 100%. If the bank or broker-dealer does not repurchase the securities as agreed, the Fund may experience a loss or delay in the liquidation of the securities underlying the repurchase agreement and may also incur liquidation costs. The Fund, however, intends to enter into repurchase agreements only with banks or broker-dealers that are considered creditworthy by Advisory Services.

ILLIQUID INVESTMENTS. The Fund's policy is not to invest more than 10% of its net assets in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them.

BORROWING. The Fund may borrow money only from banks for temporary or emergency purposes in amounts not to exceed 15% of the Fund's total assets, and additional investments may not be made while any amounts borrowed are in excess of 5% of the Fund's total assets.

OTHER POLICIES AND RESTRICTIONS. The Fund has a number of additional investment restrictions that limit its activities to some extent. Some of these restrictions may only be changed with shareholder approval. For a list of these restrictions and more information about the Fund's investment policies, please see "How Does the Fund Invest Its Assets?" and "Investment Restrictions" in the SAI.

Each of the Fund's policies and restrictions discussed in this prospectus and in the SAI is considered at the time the Fund makes an investment. The Fund is generally not required to sell a security because of a change in circumstances.

TAX CONSIDERATIONS. The Fund's investment in options, futures contracts, foreign securities and other complex securities are subject to special tax rules that may affect the amount, timing or character of the income earned by the Fund and distributed to you. The Fund may also be subject to withholding taxes on earnings from certain of its foreign securities. These special tax rules are discussed in the "Additional Information on Distributions and Taxes" section of the SAI.

"WHAT ARE THE RISKS OF INVESTING IN THE FUND?"

The value of your shares will increase as the value of the securities owned by the Fund increases and will decrease as the value of the Fund's investments decrease. In this way, you participate in any change in the value of the securities owned by the Fund. In addition to the factors that affect the value of any particular security that the Fund owns, the value of Fund shares may also change with movements in the stock and bond markets as a whole.

INTEREST RATE, CURRENCY AND MARKET RISK. To the extent the Fund invests in debt securities, changes in interest rates in any country where the Fund is invested will affect the value of the Fund's portfolio and its share price. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to have a negative effect on the value of the Fund's shares. To the extent the Fund invests in common stocks, a general market decline in any country where the Fund is invested may cause the value of what the Fund owns, and thus the Fund's share price, to decline. Changes in currency valuations may also affect the price of Fund shares. The value of stock markets, currency valuations and interest rates throughout the world have increased and decreased in the past. These changes are unpredictable.


COLLATERALIZED AUTOMOBILE RECEIVABLES. Because CARs are asset-backed securities, they have certain risks not presented by mortgage-backed securities. Asset-backed securities do not have the benefit of the same type of security interests in the related collateral. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing the receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

COLLATERALIZED MORTGAGE OBLIGATIONS. CMOs and other mortgage-backed securities differ from conventional bonds in that the principal is paid back over the life of the certificate rather than at maturity. As a result, the Fund will receive monthly scheduled payments of principal and interest on its investment in these securities, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the Fund reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing security. For this reason, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of "locking in" long-term interest rates.


The market value of mortgage-backed securities, like other U.S. government securities in the Fund's portfolio, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. However, mortgage-backed securities, while having comparable risk of decline in value during periods of rising rates, may have less potential for capital appreciation than other investments of comparable maturities due to the likelihood of increased prepayments of mortgages as interest rates decline. To the extent these securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the Fund's principal investment to the extent of the premium paid.

OPTIONS AND FINANCIAL FUTURES. Purchasing call and put options involves the risk that the price of the underlying securities or interest rate futures contracts will not move in the anticipated direction during the option periods, and that the Fund may lose all or some portion of the amount of the premiums it has paid (plus transaction costs). Options on interest rate futures contracts involve a somewhat greater risk because a liquid market for these options may not exist to permit the Fund to establish or close out its positions. Although the Fund generally will purchase only options for which there appears to be an active market, there is no assurance that a liquid market on any exchange will exist for any particular option or at any particular time.

The principal risk with respect to writing covered call and put options is the Fund's possible inability to effect closing transactions at favorable prices. By writing the option, the Fund agrees to buy or sell the security at a specified price during a specified period, and, until the option lapses (i.e., the specified period expires or the option is exercised) or is canceled by a closing transaction, the Fund cannot sell the covering security to recognize a profit (or limit a loss). In addition, if the price of the underlying security does not move in the anticipated direction, the Fund will have to sell or buy the covering security at a price that is below market (in the case of a security sold upon the exercise of a written call option) or buy the covering security at a price that is above market (in the case of a security purchased upon the exercise of a written put option) unless the Fund can close out its optioned position prior to the option exercise date. Moreover, until an option lapses or is canceled by a closing transaction, the maximum sales price the Fund may realize on a security subject to an option is limited to the option price. The Fund continues, however, to bear the risk of a decline in the price of a security subject to an option during the option period, although any potential loss during that period would be reduced by the amount of the option premium received. Although certain risks are involved in these option and hedging transactions, Advisory Services believes that, because the Fund writes only covered options on portfolio securities and purchases options only for hedging purposes, the options and hedging strategies of the Fund do not subject it to the level of risk frequently associated with an option strategy that does not employ these techniques.


Transactions in options, options on futures, CARS, and CMOs are generally considered "derivative securities."

FOREIGN  SECURITIES.  There are inherent risks  associated  with  investments in foreign securities. An investment may be affected by changes in currency rates and exchange control regulations, and the Fund may incur transaction charges in exchanging currencies. Foreign government securities are frequently not subject to the accounting and financial reporting standards applicable to U.S. government securities and less information may be available regarding these securities. Most foreign government securities are traded in foreign over-the-counter markets or on foreign stock exchanges, and are generally less liquid and more volatile than comparable U.S. government securities. There is also the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.
See the SAI for further information.



WHO MANAGES THE FUND?


THE BOARD. The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations. The Board also monitors the Fund to ensure no material conflicts exist among the Fund's classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

INVESTMENT MANAGER. Advisory Services manages the Fund's assets and makes its investment decisions. Advisory Services also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Advisory Services and its affiliates manage over $215 billion in assets. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

MANAGEMENT TEAM. The team responsible for the day-to-day management of the Fund's portfolio is: William J. Lippman and Philip H.W. Smith since the Fund's inception and Margaret McGee since 1988.

William J. Lippman
President of Advisory Services

Mr. Lippman holds a Master of Business Administration degree from New York University and a Bachelor of Business Administration degree from City College New York. Mr. Lippman has been in the securities industry for over 30 years and with the Franklin Templeton Group since 1988.

Philip H.W. Smith
Vice President of Advisory Services

Mr. Smith holds a Doctor of Jurisprudence degree from Yale Law School and a Bachelor of Arts degree from Princeton University. He has been in the securities industry since 1964 and with the Franklin Templeton Group since 1988.


Margaret McGee
Vice President of Advisory Services


Ms. McGee holds a Bachelor of Arts degree in Business Administration from William Paterson University. She has been in the securities industry since 1985 and with the Franklin Templeton Group since 1988.

MANAGEMENT FEES. During the fiscal year ended September 30, 1997, management fees totaling 0.50% of the average daily net assets of the Fund were paid to Advisory Services. Total expenses of the Fund, including fees paid to Advisory Services, were 0.85%.

PORTFOLIO TRANSACTIONS. Advisory Services tries to obtain the best execution on all transactions. If Advisory Services believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How
Does the Fund Buy Securities for Its Portfolio?" in the SAI for more information.


ADMINISTRATIVE SERVICES. Under an agreement with Advisory Services, FT Services provides certain administrative services and facilities for the Fund. Please see "Investment Management and Other Services" in the SAI for more information.


HOW DOES THE FUND MEASURE PERFORMANCE?

From time to time, the Advisor Class of the Fund advertises its performance. Commonly used measures of performance include total return, current yield and current distribution rate.

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested. Current yield shows the income per share earned by Advisor Class. The current distribution rate shows the dividends or distributions paid to shareholders of Advisor Class. This rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current Net Asset Value of the class. Unlike current yield, the current distribution rate may include income distributions from sources other than dividends and interest received by the Fund.

The investment results of the Advisor Class will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how the Fund calculates its performance figures, please see "How Does the Fund Measure Performance?" in the SAI.

HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS

ON AUGUST 5, 1997, PRESIDENT CLINTON SIGNED INTO LAW THE TAXPAYER RELIEF ACT OF 1997 (THE "1997 ACT"). THIS NEW LAW MAKES SWEEPING CHANGES IN THE CODE. BECAUSE MANY OF THESE CHANGES ARE COMPLEX THEY ARE DISCUSSED IN THE SAI.

HOW DOES THE FUND EARN INCOME AND GAINS?

The Fund earns interest and other income (the Fund's "income") on its investments. When the Fund sells a security for a price that is higher than it paid, it has a gain. When the Fund sells a security for a price that is lower than it paid, it has a loss. If the Fund has held the security for more than one year, the gain or loss will be a long-term capital gain or loss. If the Fund has held the security for one year or less, the gain or loss will be a short-term capital gain or loss. The Fund's gains and losses are netted together, and, if the Fund has a net gain (the Fund's "gains"), that gain will generally be distributed to you

TAXATION OF THE FUND'S INVESTMENTS The Fund invests your money in the bonds and other securities that are described in the section "How Does the Fund Invest Its Assets?" Special tax rules may apply in determining the income and gains that the Fund earns on its investments. These rules may, in turn, affect the amount of distributions that the Fund pays to you. These special tax rules are discussed in the SAI.

Taxation of the Fund. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains that it distributes to you.

Foreign Taxes. Foreign governments may impose taxes on the income and gains from the Fund's investments in foreign bonds. These taxes will reduce the amount of the Fund's distributions to you.

TAXATION OF SHAREHOLDERS.

WHAT IS A DISTRIBUTION?

As a shareholder, you will receive your share of the Fund's income and gains on its investments in bonds and other securities. The Fund's income and short term capital gains are paid to you as ordinary dividends. The Fund's long-term capital gains are paid to you as capital gain distributions. If the Fund pays you an amount in excess of its income and gains, this excess will generally be treated as a non-taxable distribution. These amounts, taken together, are what we call the Fund's distributions to you

DISTRIBUTIONS. Distributions from the Fund, whether you receive them in cash or in additional shares, are generally subject to income tax. The Fund will send you a statement in January of the current year that reflects the amount of ordinary dividends, capital gain distributions and non-taxable distributions you received from the Fund in the prior year. This statement will include distributions declared in December and paid to you in January of the current year, but which are taxable as if paid on December 31 of the prior year. The IRS requires you to report these amounts on your income tax return for the prior year. The Fund's statement for the prior year will tell you how much of your capital gain distribution represents 28% rate gain property. The remainder of the capital gain distribution represents 20% rate gain.

DISTRIBUTIONS TO RETIREMENT PLANS. Fund distributions received by your qualified retirement plan, such as a Section 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you.

DIVIDENDS-RECEIVED DEDUCTION. It is anticipated that no portion of the Fund's distributions will qualify for the corporate dividends-received deduction.

REDEMPTIONS AND EXCHANGES. If you redeem your shares or if you exchange your shares in the Fund for shares in another Franklin Templeton Fund, you will generally have a gain or loss that the IRS requires you to report on your income tax return. If you exchange Fund shares held for 90 days or less and pay no sales charge, or a reduced sales charge, for the new shares, all or a portion of the sales charge you paid on the purchase of the shares you exchanged is not included in their cost for purposes of computing gain or loss on the exchange. If you hold your shares for six months or less, any loss you have will be treated as a long-term capital loss to the extent of any capital gain distributions received by you from the Fund. All or a portion of any loss on the redemption or exchange of your shares will be disallowed by the IRS if you purchase other shares in the Fund within 30 days before or after your redemption or exchange.

WHAT IS A REDEMPTION?

A redemption is a sale by you to the Fund of some or all of your shares in the Fund. The price per share you receive when you redeem Fund shares may be more or less than the price at which you purchased those shares. An exchange of shares in the Fund for shares of another Franklin Templeton Fund is treated as a redemption of Fund shares and then a purchase of shares of the other fund. When you redeem or exchange your shares, you will generally have a gain or loss, depending upon whether the basis in your shares is more or less than your cost or other basis in the shares. Call Fund Information for a free shareholder Tax Information Handbook if you need more information in calculating the gain or loss on the redemption or exchange of your shares.

U.S. GOVERNMENT AND STATE OBLIGATION INTEREST. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain restrictions. Investments in state and local obligations may also qualify for tax-free treatment. The Fund will provide you with information at the end of each calendar year on the amount of such dividends that may qualify for exemption from reporting on your individual income tax returns.

NON-U.S. INVESTORS. Ordinary dividends generally will be subject to U.S. income tax withholding. Your home country may also tax ordinary dividends, capital gain distributions and gains arising from redemptions or exchanges of your Fund shares. Fund shares held by the estate of a non-U.S. investor may be subject to U.S. estate tax. You may wish to contact your tax advisor to determine the U.S. and non-U.S. tax consequences of your investment in the Fund.

STATE TAXES. Ordinary dividends and capital gain distributions that you receive from the Fund, and gains arising from redemptions or exchanges of your Fund shares will generally be subject to state and local income tax. The holding of Fund shares may also be subject to state and local intangibles taxes. You may wish to contact your tax advisor to determine the state and local tax consequences of your investment in the Fund.

BACKUP WITHHOLDING. When you open an account, IRS regulations require that you provide your taxpayer identification number ("TIN"), certify that it is correct, and certify that you are not subject to backup withholding under IRS rules. If you fail to provide a correct TIN or the proper tax certifications, the Fund is required to withhold 31% of all the distributions (including ordinary dividends and capital gain distributions), and redemption proceeds paid to you. The Fund is also required to begin backup withholding on your account if the IRS instructs the Fund to do so. The Fund reserves the right not to open your account, or, alternatively, to redeem your shares at the current net asset value, less any taxes withheld, if you fail to provide a correct TIN, fail to provide the proper tax certifications, or the IRS instructs the Fund to begin backup withholding on your account.

WHAT IS A BACKUP WITHHOLDING?

Backup Withholding occurs when the Fund is required to withhold and pay over to the IRS 31% of your distributions and redemption proceeds. You can avoid backup withholding by providing the Fund with your TIN, and by completing the tax certifications on your shareholder application that you were asked to sign when you opened your account. However, if the IRS instructs the Fund to begin backup withholding, it is required to do so even if you provided the Fund with your TIN and these tax certifications, and backup withholding will remain in place until the Fund is instructed by the IRS that it is no longer required.

THIS TAX DISCUSSION IS FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND. A MORE COMPLETE DISCUSSION OF THESE RULES AND RELATED MATTERS IS CONTAINED IN THE SECTION ENTITLED "ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES" IN THE SAI. THE TAX TREATMENT TO YOU OF DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS, FOREIGN TAXES PAID AND INCOME TAXES WITHHELD IS ALSO DISCUSSED IN A FREE FRANKLIN TEMPLETON TAX INFORMATION HANDBOOK WHICH IS AVAILABLE BY CONTACTING FUND INFORMATION.

HOW IS THE TRUST ORGANIZED?

The Fund is a diversified series of Franklin Managed Trust (the "Trust"), an open-end management investment company, commonly called a mutual fund. It was organized as a Massachusetts business trust on July 15, 1986, and is registered with the SEC. As of January 1, 1997, the Fund began offering a new class of shares designated Franklin Investment Grade Income Fund - Advisor Class. All shares outstanding before the offering of Advisor Class shares have been designated Franklin Investment Grade Income Fund - Class I. Additional series and classes of shares may be offered in the future.

Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as any other class of the Fund for matters that affect the Fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole.


The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.


The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the Board in its discretion or by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member.


As of January 2, 1998, William J. Lippman and Doris Lippman together, and Franklin Resources, Inc. also owned of record and beneficially more than 25% of the outstanding shares of the Advisor Class.


ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT


Shares of the Fund may be purchased without a sales charge. Please note that as of January 1, 1998, shares of the Fund are not available to retirement plans through Franklin Templeton's ValuSelect(R) program. Retirement plans in Franklin Templeton's ValuSelect program before January 1, 1998, however, may continue to invest in the Fund. To open your account, please follow the steps below. This will help avoid any delays in processing your request.

1.   Read this prospectus carefully.

2. Determine how much you would like to invest. The Fund's minimum investments are:

  o To open your account: $5,000,000*

  o To add to your account: $25*

  *We may waive or lower these minimums for certain investors. Please see
   "Minimum Investments" below. We also reserve the right to refuse any order to buy shares.

3. Carefully complete and sign the enclosed shareholder application, including the optional shareholder privileges section. By applying for privileges now, you can avoid the delay and inconvenience of having to send an additional application to add privileges later. It is important that we receive a signed application since we will not be able to process any redemptions from your account until we receive your signed application.

4.   Make your investment using the table below.

METHOD            STEPS TO FOLLOW

--------------------------------------------------------------------------------
BY MAIL          For an initial investment:

                 Return the application to the Fund with your check made payable to the Fund.

                 For additional investments:

                 Send a check made payable to the Fund. Please include your account number on the check.

--------------------------------------------------------------------------------
BY WIRE          1. Call Shareholder Services or, if that number is busy, call
                    1-650/312-2000 collect, to receive a wire control number and wire instructions. You need a new wire control number every time you wire money into your account. If you do not have a currently effective wire control number, we will return the money to the bank, and we will not credit the purchase to your account.

                 2. For an initial  investment  you must also return your signed shareholder application to the Fund.

                 Important Deadlines: If we receive your call before 1:00 p.m. Pacific time and the bank receives the wired funds and reports the receipt of wired funds to the Fund by 3:00 p.m. Pacific time, we will credit the purchase to your account that day. If we receive your call after 1:00 p.m. or the bank receives the wire after 3:00 p.m., we will credit the purchase to your account the following business day.

--------------------------------------------------------------------------------
THROUGH
YOUR DEALER      Call your investment representative

--------------------------------------------------------------------------------


MINIMUM INVESTMENTS

To determine if you meet the minimum initial investment requirement of $5 million, the amount of your current purchase is added to the cost or current value, whichever is higher, of your existing shares in the Franklin Templeton Funds. At least $1 million of this amount, however, must be invested in Advisor Class or Class Z shares of any of the Franklin Templeton Funds.

The Fund may waive or lower its minimum investment requirement for certain purchases. A lower minimum initial investment requirement applies to purchases by:

1. Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs, subject to a $250,000 minimum initial investment requirement or a $100,000 minimum initial investment requirement for an individual client

2. Qualified registered investment advisors or certified financial planners who have clients invested in the Franklin Mutual Series Fund Inc. on October 31, 1996, or who buy through a broker-dealer or service agent who has entered into an agreement with Distributors, subject to a $1,000 minimum initial investment requirement

3. Officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group and their immediate family members, subject to a $100 minimum investment requirement

4. Each series of the Franklin Templeton Fund Allocator Series, subject to a $1,000 minimum initial and subsequent investment requirement

5.  Governments,   municipalities,   and  tax-exempt   entities  that  meet  the
    requirements for qualification under Section 501 of the Code, subject to a $1 million initial investment in Advisor Class shares

No minimum initial investment requirement applies to purchases by:

1. Accounts managed by the Franklin Templeton Group

2. The Franklin Templeton Profit Sharing 401(k) Plan

3. Defined contribution plans such as employer stock, bonus, pension or profit sharing plans that meet the requirements for qualification under Section 401 of the Code, including salary reduction plans qualified under Section 401(k) of the Code, and that (i) are sponsored by an employer with at least 10,000 employees, or (ii) have plan assets of $100 million or more

4. Trust companies and bank trust departments initially investing in the Franklin Templeton Funds at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion

5. Any other investor, including a private investment vehicle such as a family trust or foundation, who is a member of a qualified group, if the group as a whole meets the $5 million minimum investment requirement. A qualified group is one that:


  o Was formed at least six months ago,

  o Has a purpose other than buying Fund shares at a discount,

  o Has more than 10 members,

  o Can arrange for meetings between our representatives and group members,


  o Agrees to include Franklin Templeton Fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,


  o Agrees to arrange for payroll deduction or other bulk transmission of investments to the Fund, and

  o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.

HOW DO I BUY SHARES IN CONNECTION WITH RETIREMENT PLANS?

Your individual or employer-sponsored retirement plan may invest in the Fund. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee.


Trust Company can provide you with brochures containing important information about its plans. To establish a Trust Company retirement plan, you will need an application other than the one included in this prospectus. For a retirement plan brochure or application, call Retirement Plan Services.


Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.


PAYMENTS TO SECURITIES DEALERS

Securities Dealers who initiate and are responsible for purchases of Advisor Class shares may receive up to 0.25% of the amount invested. The payment is subject to the sole discretion of Distributors, and is paid by Distributors or one of its affiliates and not by the Fund or its shareholders.

For information on additional compensation payable to Securities Dealers in connection with the sale of Fund shares, please see "How Do I Buy, Sell and Exchange Shares? - Other Payments to Securities Dealers" in the SAI.


MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?


We offer a wide variety of funds. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment objective and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and some do not offer Advisor Class shares.


METHOD            STEPS TO FOLLOW
--------------------------------------------------------------------------------


BY MAIL         1. Send us signed written instructions

                2. Include any outstanding share certificates for the shares you want to exchange
--------------------------------------------------------------------------------


BY PHONE         Call Shareholder Services


                 - If you do not want the ability to exchange by phone to apply to your account, please let us know.
--------------------------------------------------------------------------------


THROUGH
YOUR DEALER      Call your investment representative
--------------------------------------------------------------------------------


Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:

o You may only exchange shares within the SAME CLASS, except as noted below.

o The accounts must be identically registered. You may, however, exchange shares from a Fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. Please notify us in writing if you do not want this option to be available on your account. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

o Trust Company IRA or 403(b) retirement plan accounts may exchange shares as described above. Restrictions may apply to other types of retirement plans. Please contact Retirement Plan Services for information on exchanges within these plans.


o The fund you are exchanging into must be eligible for sale in your state.


o We may modify or discontinue our exchange policy if we give you 60 days' written notice.

o Your exchange may be restricted or refused if you have: (i) requested an exchange out of the Fund within two weeks of an earlier exchange request,
  (ii) exchanged shares out of the Fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the Fund's net assets. Shares under common ownership or control are combined for these limits. If you have exchanged shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5.00. Some of our funds do not allow investments by Market Timers.

Because excessive trading can hurt Fund performance, operations and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES

If you want to exchange into a fund that does not currently offer an Advisor Class, you may exchange your Advisor Class shares for Class I shares of that fund at Net Asset Value. If you do not qualify to buy Advisor Class shares of Templeton Developing Markets Trust, Templeton Foreign Fund or Templeton Growth Fund, you may exchange the Advisor Class shares you own for Class I shares of those funds or of Templeton Institutional Funds, Inc. at Net Asset Value. If you do so and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Class I shares for Advisor Class shares of that fund. You may also exchange your Advisor Class shares for Class Z shares of Franklin Mutual Series Fund Inc.


HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.

METHOD      STEPS TO FOLLOW
--------------------------------------------------------------------------------


BY MAIL     1. Send us signed written instructions. If you would like your redemption proceeds wired to a bank account, your instructions should include:

           o The name, address and telephone number of the bank where you want the proceeds sent

           o Your bank account number

           o The Federal Reserve ABA routing number

           o If you are using a savings and loan or credit union, the name of the corresponding bank and the account number


            2. Include any outstanding share certificates for the shares you are selling

            3. Provide a signature guarantee if required


            4. Corporate, partnership and trust accounts may need to send additional documents. Accounts under court jurisdiction may have other requirements.

--------------------------------------------------------------------------------
BY PHONE Call Shareholder Services. If you would like your redemption proceeds wired to a bank account, other than an escrow account, you must first sign up for the wire feature. To sign up, send us written instructions, with a signature guarantee. To avoid any delay in processing, the instructions should include the items listed in "By Mail" above.


         Telephone requests will be accepted:

           o If the request is $50,000 or less. Institutional accounts may exceed $50,000 by completing a separate agreement. Call Institutional Services to receive a copy.

           o If there are no share certificates issued for the shares you want to sell or you have already returned them to the Fund

           o Unless you are selling shares in a Trust Company retirement plan account


           o Unless the address on your account was changed by phone within the last 15 days

           - If you do not want the ability to redeem by phone to apply to your account, please let us know.


--------------------------------------------------------------------------------
THROUGH
YOUR DEALER   Call your investment representative
--------------------------------------------------------------------------------


We will send your redemption check within seven days after we receive your request in proper form. If you would like the check sent to an address other than the address of record or made payable to someone other than the registered owners on the account, send us written instructions signed by all account owners, with a signature guarantee. We are not able to receive or pay out cash in the form of currency.

The wiring of redemption proceeds is a special service that we make available whenever possible for redemption requests of $1,000 or more. If we receive your request in proper form before 1:00 p.m. Pacific time, your wire payment will be sent the next business day. For requests received in proper form after 1:00 p.m. Pacific time, the payment will be sent the second business day. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.

If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.


Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

TRUST COMPANY RETIREMENT PLAN ACCOUNTS


To comply with IRS regulations, you need to complete additional forms before selling shares in a Trust Company retirement plan account. Tax penalties generally apply to any distribution from these plans to a participant under age 591/2, unless the distribution meets an exception stated in the Code. To obtain the necessary forms, please call Retirement Plan Services.

WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?


The  Fund  declares   dividends  from  its  net  investment  income  monthly  to shareholders of record on the last business day of that month and pays them on or about the 15th day of the next month.

Capital gains, if any, may be distributed annually, usually in December.



Dividend payments are not guaranteed, are subject to the Board's discretion and may vary with each payment. THE FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY FIXED RATE OF RETURN ON AN INVESTMENT IN ITS SHARES.


If you buy shares shortly before the record date, please keep in mind that any distribution will lower the value of the Fund's shares by the amount of the distribution and you will then receive a portion of the price you paid back in the form of a taxable distribution.


DISTRIBUTION OPTIONS

You may receive your distributions from the Fund in any of these ways:

1. BUY ADDITIONAL SHARES OF THE FUND - You may buy additional shares of the same class of the Fund by reinvesting capital gain distributions, or both dividend and capital gain distributions. This is a convenient way to accumulate additional shares and maintain or increase your earnings base.


2. BUY SHARES OF OTHER FRANKLIN TEMPLETON FUNDS - You may direct your distributions to buy the same class of shares of another Franklin Templeton Fund. You may also direct your distributions to buy Class I shares of another Franklin Templeton Fund. Many shareholders find this a convenient way to diversify their investments.


3. RECEIVE DISTRIBUTIONS IN CASH - You may receive dividends, or both dividend and capital gain distributions in cash. If you have the money sent to another person or to a checking account, you may need a signature guarantee.


TO SELECT ONE OF THESE OPTIONS, PLEASE COMPLETE SECTIONS 6 AND 7 OF THE SHAREHOLDER APPLICATION INCLUDED WITH THIS PROSPECTUS OR TELL YOUR INVESTMENT REPRESENTATIVE WHICH OPTION YOU PREFER. IF YOU DO NOT SELECT AN OPTION, WE WILL AUTOMATICALLY REINVEST DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IN THE SAME CLASS OF THE FUND. You may change your distribution option at any time by notifying us by mail or phone. Please allow at least seven days before the record date for us to process the new option. For Trust Company retirement plans, special forms are required to receive distributions in cash.


TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS


SHARE PRICE

You buy and sell Advisor Class shares at the Net Asset Value per share. The Net Asset Value we use when you buy or sell shares is the one next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the Fund. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents.


HOW AND WHEN SHARES ARE PRICED


The Fund is open for business each day the NYSE is open. We determine the Net Asset Value per share as of the close of the NYSE, normally 1:00 p.m. Pacific time. You can find the prior day's closing Net Asset Value in many newspapers.

The Net Asset Value of all outstanding shares of each class is calculated on a pro rata basis. It is based on each class' proportionate participation in the Fund, determined by the value of the shares of each class. To calculate Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The Fund's assets are valued as described under "How Are Fund Shares Valued?" in the SAI.


WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

o Your name,


o The Fund's name,


o The class of shares,

o A description of the request,


o For exchanges, the name of the fund you are exchanging into,


o Your account number,

o The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.


JOINT ACCOUNTS. For accounts with more than one registered owner, we accept written instructions signed by only one owner for certain types of transactions or account changes. These include transactions or account changes that you could also make by phone, such as certain redemptions of $50,000 or less, exchanges between identically registered accounts, and changes to the address of record. For most other types of transactions or changes, written instructions must be signed by all registered owners.

Please keep in mind that if you have previously told us that you do not want telephone exchange or redemption privileges on your account, then we can only accept written instructions to exchange or redeem shares if they are signed by all registered owners on the account.


SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1) You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4) We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.


A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.


SHARE CERTIFICATES

We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.


Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.


TELEPHONE TRANSACTIONS


You may initiate many transactions and changes to your account by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.

When you call, we will request personal or other identifying information to confirm that instructions are genuine. We may also record calls. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus.

For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. We also will not be liable for any loss if we follow instructions by phone that we reasonably believe are genuine or if you are unable to execute a transaction by phone.

TRUST COMPANY RETIREMENT PLAN ACCOUNTS. We cannot accept instructions to sell shares or change distribution options on Trust Company retirement plans by phone. While you may exchange shares of Trust Company IRA and 403(b) retirement accounts by phone, certain restrictions may be imposed on other retirement plans.

To obtain any required forms or more information about distribution or transfer procedures, please call Retirement Plan Services.


ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS


When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

JOINT OWNERSHIP. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, we cannot accept instructions to change owners on the account unless ALL owners agree in writing, even if the law in your state says otherwise. If you would like another person or owner to sign for you, please send us a current power of attorney.

GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.

TRUSTS. You should register your account as a trust only if you have a valid written trust document. This avoids future disputes or possible court action over who owns the account.


REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

TYPE OF ACCOUNT   DOCUMENTS REQUIRED

--------------------------------------------------------------------------------
CORPORATION      Corporate Resolution

--------------------------------------------------------------------------------
PARTNERSHIP      1. The pages from the partnership agreement that identify the general partners, or

                 2. A certification for a partnership agreement

--------------------------------------------------------------------------------
TRUST            1. The pages from the trust document that identify the
                    trustees, or

                 2. A certification for trust

--------------------------------------------------------------------------------


STREET OR NOMINEE ACCOUNTS. If you have Fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

IMPORTANT INFORMATION IF YOU HAVE AN INVESTMENT REPRESENTATIVE

If there is a Securities Dealer or other representative of record on your account, we are authorized: (1) to provide confirmations, account statements and other information about your account directly to your dealer and/or representative; and (2) to accept telephone and electronic instructions directly from your dealer or representative, including instructions to exchange or redeem your shares. Electronic instructions may be processed through established electronic trading systems and programs used by the Fund. Telephone instructions directly from your representative will be accepted unless you have told us that you do not want telephone privileges to apply to your account.


KEEPING YOUR ACCOUNT OPEN


Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $50. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $100. These minimums do not apply if you fall within categories 4, 5, 6 or 7 under "How Do I Buy Shares? - Opening Your Account."


SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

AUTOMATIC INVESTMENT PLAN


Our automatic investment plan offers a convenient way to invest in the Fund. Under the plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this program, please refer to the shareholder application included with this prospectus or contact your investment representative. The market value of the Fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying Investor Services by mail or phone.


SYSTEMATIC WITHDRAWAL PLAN

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.


If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking account. Once your plan is established, any distributions paid by the Fund will be automatically reinvested in your account.

You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.


You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us in writing at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.


TELEFACTS(R)

From a touch-tone phone, you may call our TeleFACTS(R) system (day or night) at 1-800/247-1753 to:

o obtain information about your account; and

o obtain price information about any Franklin Templeton Fund.

You will need the Fund's code number to use TeleFACTS(R). The Fund's code number is 659.


STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

o Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.


o Financial reports of the Fund will be sent every six months. To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the Fund's financial reports.


INSTITUTIONAL ACCOUNTS


Additional methods of buying, selling or exchanging shares of the Fund may be available to institutional accounts. Institutional investors may also be required to complete an institutional account application. For more information, call Institutional Services.


AVAILABILITY OF THESE SERVICES

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the Fund may not be able to offer these services directly to you. Please contact your investment representative.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?

If you have any questions about your account, you may write to Investor Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The Fund and Distributors are also located at this address. Advisory Services is located at One Parker Plaza, Sixteenth Floor, Fort Lee, New Jersey, 07013. You may also contact us by phone at one of the numbers listed below.

                                         HOURS OF OPERATION (PACIFIC TIME)
DEPARTMENT NAME          TELEPHONE NO.  (MONDAY THROUGH FRIDAY)

Shareholder Services     1-800/632-2301    5:30 a.m. to 5:00 p.m.
Dealer Services          1-800/524-4040    5:30 a.m. to 5:00 p.m.
Fund Information         1-800/DIAL BEN    5:30 a.m. to 8:00 p.m.
                        (1-800/342-5236)   6:30 a.m. to 2:30 p.m. (Saturday)
Retirement Plan Services 1-800/527-2020    5:30 a.m. to 5:00 p.m.
Institutional Services   1-800/321-8563    6:00 a.m. to 5:00 p.m.
TDD (hearing impaired)   1-800/851-0637    5:30 a.m. to 5:00 p.m.

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.


GLOSSARY

USEFUL TERMS AND DEFINITIONS



ADVISORY SERVICES - Franklin Advisory Services, Inc., the Fund's investment manager

BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit


CLASS I AND ADVISOR CLASS - The Fund offers two classes of shares, designated "Class I" and "Advisor Class." The two classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge and expense structures.


CODE - Internal Revenue Code of 1986, as amended




DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds


FT SERVICES - Franklin Templeton Services, Inc., the Fund's administrator


INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service


MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.


MOODY'S - Moody's Investors Service, Inc.



NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation



NYSE - New York Stock Exchange

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

S&P - Standard & Poor's Corporation

SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.


TELEFACTS(R) - Franklin Templeton's automated customer servicing system


TRUST COMPANY - Franklin Templeton Trust Company. Trust Company is an affiliate of Distributors and both are wholly owned subsidiaries of Resources.

U.S. - United States

WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.


FGF10/97    159 PA 02/98

FRANKLIN MANAGED TRUST
FRANKLIN RISING DIVIDENDS FUND
FRANKLIN INVESTMENT GRADE INCOME FUND
FRANKLIN CORPORATE QUALIFIED DIVIDEND FUND
STATEMENT OF ADDITIONAL INFORMATION


FEBRUARY 1, 1998


777 MARINERS ISLAND BLVD., P.O. BOX 7777
SAN MATEO, CA 94403-7777  1-800/DIAL BEN

TABLE OF CONTENTS


How Does the Fund Invest Its Assets? .........................   2


What Are the Risks of Investing in the Fund? .................   6

Investment Restrictions ......................................   8

Officers and Trustees ........................................   9

Investment Management  and Other Services ....................  12

How Does the Fund Buy
 Securities for Its Portfolio? ...............................  13

How Do I Buy, Sell  and Exchange Shares? .....................  14

How Are Fund Shares Valued? ..................................  18

Additional Information on
 Distributions and Taxes .....................................  19

The Fund's Underwriter .......................................  23

How Does the Fund Measure Performance? .......................  25

Miscellaneous Information ....................................  29

Financial Statements .........................................  30

Useful Terms and Definitions .................................  30

Appendix

 Description of Ratings ......................................  31


When reading this SAI, you will see certain terms beginning with capital letters. This means the term is explained under "Useful Terms and Definitions."


The Franklin Rising Dividends Fund (the "Rising Dividends Fund"), the Franklin Investment Grade Income Fund (the "Investment Grade Fund") and the Franklin Corporate Qualified Dividend Fund (the "Corporate Qualified Fund") are three separate diversified series of Franklin Managed Trust (the "Trust"), an open-end management investment company. Each series may individually or together be referred to as the "Fund(s)." The Corporate Qualified Fund's investment objective is to generate high after-tax income for corporations, consistent with investment in investment quality securities. The Corporate Qualified Fund seeks to achieve its investment objective by maximizing the amount of dividend income it receives that qualifies for the 70% corporate dividends-received deduction under current federal income tax laws. The Rising Dividends Fund's investment objective is long-term capital appreciation. Preservation of capital, while not an objective, is also an important consideration. Incidental to seeking its investment objective of long-term capital appreciation, the Rising Dividends Fund seeks current income. The Rising Dividends Fund seeks to achieve its investment objective by investing at least 65% of its total assets in financially sound companies that have paid consistently rising dividends based on Advisory Services' investment philosophy that the securities of such companies, because of their dividend record, have a strong potential to increase in value. The Investment Grade Fund's investment objective is to seek a maximum level of income consistent with prudent exposure to risk. The Investment Grade Fund seeks to achieve its objective by investing in a diversified portfolio of debt securities, most of which will be intermediate-term investment grade issues, and dividend-paying common and preferred stocks.


Mutual funds, annuities, and other investment products:

o are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government;

o    are not deposits or obligations of, or guaranteed or endorsed by, any bank;

o    are subject to investment risks, including the possible loss of principal.


A separate Prospectus for each Fund, dated February 1, 1998, as may be amended from time to time, contains the basic information you should know before investing in the Fund. For a free copy, call 1-800/DIAL BEN.

This SAI describes the Rising Dividends Fund's Class I and Class II shares and the Investment Grade and Corporate Qualified Dividend Funds' Class I shares. The Investment Grade Fund currently offers another class of shares with a different sales charge and expense structure, which affects performance. This class is described in a separate SAI and prospectus. For more information, contact your investment representative or call 1-800/DIAL BEN.


THIS SAI IS NOT A PROSPECTUS. IT CONTAINS INFORMATION IN ADDITION TO AND IN MORE DETAIL THAN SET FORTH IN THE PROSPECTUS. THIS SAI IS INTENDED TO PROVIDE YOU WITH ADDITIONAL INFORMATION REGARDING THE ACTIVITIES AND OPERATIONS OF THE FUND, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


HOW DOES THE FUND INVEST ITS ASSETS?

The following provides more detailed information about some of the securities the Fund may buy and its investment policies. You should read it together with the section in the Prospectus entitled "How Does the Fund Invest Its Assets?"


INVESTMENT GRADE FUND

OPTIONS ON SECURITIES. To earn additional income, the Investment Grade Fund may write (i.e., sell) covered call and put options. A call option written by the Fund obligates the Fund to sell specified securities to the holder of the option at a specified price at any time before the expiration date. All call options written by the Fund are covered, which means that the Fund will own the securities subject to the option (or comparable securities satisfying the cover requirements of the securities exchanges) so long as the option is outstanding and the Fund has not terminated its obligation with a closing purchase transaction, as explained below. While the purpose of writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone, the Fund may forego the opportunity to profit from an increase in the market price of the underlying security.


A put option written by the Fund obligates the Fund to purchase specified securities from the option holder at a specified price at any time before the expiration date. All put options written by the Fund are covered, which means that the Fund has deposited with its custodian bank cash, U.S. government securities or other liquid securities with a value at least equal to the exercise price of the put option. The purpose of writing these options is to generate additional income. In return for the option premium, however, the Fund accepts the risk that it will be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund will pay brokerage commissions or spreads in connection with its options transactions, as well as for purchases and sales of underlying securities. The writing of options could result in significant increases in the Fund's portfolio turnover rate. See "What Are the Risks of Investing in the Fund? - Options and Options on Futures Contracts."


OPTIONS ON FUTURES. For bona fide hedging purposes, the Fund may purchase put and call options on interest rate futures contracts which are traded on exchanges licensed and regulated by the Commodities Futures Trading Commission ("CFTC") for the purposes of options trading. A "call" option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A "put" option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position) for a specified exercise price at any time before the option expires. Interest rate futures contracts are contracts for the future delivery of U.S. government securities and index-based futures contracts that are, in the opinion of Advisory Services, sufficiently correlated with the Fund's portfolio to permit effective hedging against adverse changes in interest rates.

Upon the exercise of a call option, the writer of the option is obligated to sell the futures contract (i.e., to deliver a "long" position to the Fund as the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put option, the writer of the option is obligated to purchase the futures contract (i.e., deliver a "short" position to the Fund as the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market.

The Fund is entitled to be paid the amount of any gain realized by it with respect to any option it has purchased upon the exercise of the option. Most participants in the options markets, however, do not seek to realize their gains or losses by exercise of their options rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid. The Fund's ability to establish and close out options positions at fairly established prices is subject to the maintenance of a liquid market.

Options on futures can be used by the Fund to hedge the same risks as might be hedged by the direct purchase or sale of the underlying futures contracts. If the Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But, in contrast to a futures transaction in which only transaction costs are involved, the benefits received in an option transaction will be reduced by the amount of the premium and transaction costs paid by the Fund. There may also be circumstances when the purchase of an option on an interest rate futures contract would result in a loss to the Fund when the purchase (or sale) of the futures contract itself would not result in a loss, such as when there is no movement in the price of the futures contract or the underlying security. In the event of an adverse market movement, however, the Fund will not be subject to a risk of loss on the option transaction beyond the price of the premium paid, plus any transaction costs.


At the time the Fund enters into an option on a futures contract, it will maintain, with its custodian bank, assets in a segregated account to cover its obligations with respect to such contract to the extent required by SEC rules. These securities may consist of cash, cash equivalents or high quality debt securities from its portfolio, in an amount equal to the difference between the fluctuating market value of such futures contract and the aggregate value of the initial and variation margin payments made by the Fund with respect to such futures contract.


LIMITATIONS ON FUTURES TRANSACTIONS. The Fund has represented to the CFTC that it will purchase options on interest rate futures contracts solely for bona fide hedging purposes within the meaning of CFTC regulations. The Fund has also represented to the CFTC that it will not purchase any options on interest rate futures contracts if, as a result, the sum of premiums paid for the options the Fund has purchased would exceed 5% of the Fund's total assets. This limitation on the Fund's options transactions is not fundamental and may be changed by the Board as the CFTC permits.


FOREIGN SECURITIES. Investments in debt securities issued by foreign corporations, governments and their instrumentalities, and by supranational entities offer potential benefits not available from investments solely in securities issued by the U.S. government. These benefits include the opportunity to invest in foreign countries with economic policies or business cycles different from those of the U.S., or the opportunity to reduce fluctuations in portfolio value by taking advantage of foreign markets that do not move in a manner parallel to U.S. markets.


PUTABLE BONDS. When purchasing obligations that entitle a holder to require the obligor to redeem the securities at the holder's option on a date or dates prior to the final stated maturity ("putable" bonds), the Fund may consider the optional redemption date or dates as the effective maturity of the obligations. When purchasing obligations that require the obligor to prepay periodically portions of the obligation prior to the stated final maturity (whether by operation of a fixed known pro rata sinking fund or, as in collateralized securities, by the periodic passing through of variable payments made to the issuer on the underlying collateral), the expected average life or average term of the investment may also be deemed to be its effective maturity. This is not a fundamental policy of the Fund and may be changed by the Board.


ADDITIONAL INFORMATION ON RATES OF RETURN. Since 1926 bonds have typically provided a return averaging about 2% above the inflation rate. The following table demonstrates the real rate of return from corporate bonds rated "A" by Moody's over the past ten years. Investors should note that the Fund's portfolio is not comprised exclusively of such bonds. Accordingly, the table is for illustrative purposes only. The table is not indicative of the Fund's past, present or future performance. Moreover, historical returns are not indicative of future returns. The source of this information is the U.S. Bureau of Labor Statistics and Lehman Brothers:


                       REAL RATES OF RETURN
             LEHMAN BROTHERS  INFLATION   REAL
                CORPORATE       RATE     RATE OF
              A BOND INDEX*    (CPI)**   RETURN
------------------------------------------------
1987              2.49%        4.43%     -1.86%
1988              8.78         4.42       4.18
1989             14.15         4.65       9.08
1990              7.33         6.11       1.15
1991             18.70         3.06      15.18
1992              8.80         2.90       5.73
1993             12.01         2.75       9.01
1994             -4.23         2.67      -6.72
1995             22.41         2.54      19.38
1996              3.17         3.32      -0.15
-----------------------------------------------
Average           9.36         3.69       5.50

*Lehman Brothers Corporate A Bond Index. Investors cannot invest directly in an index.


**Inflation  rate is  demonstrated  by annual rates of the Consumer  Price Index
(CPI).

CORPORATE QUALIFIED FUND

The Corporate Qualified Fund is specially designed for corporate investors, including banks and savings and loan associations, that may not deduct certain interest expenses under tax laws and that may be seeking an enhanced investment return through use of the corporate dividends-received deduction. As stated in its Prospectus, the Corporate Qualified Fund may invest in adjustable rate and auction rate preferred stocks. The characteristics of these two types of preferred stocks are discussed below.

ADJUSTABLE RATE PREFERRED STOCKS. In May 1982, several major U.S. corporations, including some of the largest U.S. bank holding companies, began issuing preferred stocks with cumulative and adjustable dividends. These securities have specific characteristics differing from other types of preferred stocks.

Regardless of the issuer, adjustable rate preferred stocks generally have the same terms and provisions, except for the specific adjustment formula used to determine their quarterly dividend rate. Such formulas vary in regard to (i) the fixed amount of premium or discount in relation to a particular U.S. Treasury instrument rate and (ii) the minimum and maximum range within which the dividend rate may fluctuate. The rate for each quarterly dividend period is referred by all issuers as the "Applicable Rate."

The Applicable Rate is determined by the issuer at the beginning of each quarterly dividend period. It is calculated, in part, by adding or subtracting (depending upon the terms of the issue) either a fixed number of basis points (a basis point being equal to 1/100 of 1%) or a percentage calculation to the highest of three specified rates, namely a "Treasury Bill Rate," a "10-Year Constant Maturity Rate" and a "20-Year Constant Maturity Rate."

The Treasury Bill Rate is based upon the average market discount rate of three-month U.S. Treasury bills. The other rates are based upon the average yields to maturity of ten-year and twenty-year U.S. Treasury fixed interest rate securities. Such data is published weekly by the Federal Reserve Board, and the issuers of the adjustable rate preferred stocks, in setting their next Applicable Rate, generally use the two most recent weekly figures published immediately prior to the 10 calendar days preceding a new quarterly dividend period. The premium or discount to be added to or subtracted from the highest of the three rates is fixed by the issuer at the time the adjustable rate preferred stocks are issued and cannot be changed. At issuance, however, the issuer sets a maximum and minimum Applicable Rate which may be paid for any dividend period.


While most issues of adjustable rate preferred stocks are rated by the major rating services, the Fund may invest in any adjustable rate preferred stock regardless of its rating or non-rating. Advisory Services will, however, consider the rating or non-rating as one of the factors in selecting issues for the Fund's portfolio. Generally, the Fund will invest in adjustable rate preferred stocks of issuers whose long-term debt securities are either rated in one of the four highest rating categories of Moody's or S&P or, if unrated, are of comparable quality as determined by Advisory Services. See the Appendix for a discussion of these ratings.


AUCTION RATE PREFERRED STOCKS. Auction rate preferred stocks are similar to short-term, corporate money market instruments in that the auction rate preferred stockholder normally has the opportunity to liquidate at par every 49 days, at which time the dividend rate is reset. Generally, the maximum dividend rate ranges from 110% to 250%, depending on quality, of the 60-day "AA" Composite Commercial Paper Rate and the minimum dividend rate is 56% of that same rate. In this type of auction, bids are made by broker-dealers, either as agent for their customers or for their own account, for a certain amount of shares at a specified yield. The dividend rate set by the auction is the lowest rate that includes enough bids to cover all the shares being sold. This procedure is designed to enable auction rate preferred shares to be purchased and sold at their par value.

The shares generally are redeemable at par value plus accrued dividends at the option of the issuer if certain conditions are met regarding the dividend rate set by the auction.

Auction rate preferred shares may be purchased or sold by the Fund pursuant to a bid or a sell order placed in an auction. If there are insufficient bids to cover all sell orders at any auction, then the sellers, which may include the Fund, may only be able to sell a portion or none of the shares submitted for sale. To date, most, but not all, auctions have included sufficient bids to accommodate all shares submitted for sale. If a future auction at which the Fund has submitted shares for sale fails to contain sufficient bids, the Fund's investment manager believes that the Fund would be able to sell its shares in the marketplace.

The Fund may at any time sell its auction rate preferred stock to another purchaser outside of the auction process at a price which will reflect the share's par value plus a mutually agreed upon yield factor. The purchaser must have signed a Purchaser's Letter to the designated depository stating that: (a) the Purchaser understands the terms of the auction and agrees to participate under such terms; (b) the Purchaser will sell, transfer, or dispose of the shares of the auction rate preferred stock only pursuant to the terms regarding the issue; and (c) the ownership of the shares will be maintained in book-entry form pursuant to the provisions in the issuer's prospectus.


While all current issues of auction rate preferred stocks are rated by the major rating services, the Fund may invest in any auction rate preferred stock regardless of its rating or future non-rating. Advisory Services will, however, consider the rating or non-rating as one of the factors in selecting issues for the Fund's portfolio. Generally, the Fund will only invest in auction rate preferred stocks of issuers whose long-term debt securities are either rated in one of the four highest rating categories of Moody's or S&P or, if unrated, are of comparable quality as determined by Advisory Services. Please see the Appendix for a discussion of these ratings.


RISING DIVIDENDS FUND

FOREIGN SECURITIES. As noted in its Prospectus, the Fund may invest in foreign securities, generally by purchasing sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs"). The Fund may also purchase the securities of foreign issuers directly in foreign markets so long as in Advisory Services' judgment, an established public trading market exists.


Securities which are acquired by the Fund outside of the U.S. and which are publicly traded in the U.S. or on a foreign securities exchange or in a foreign securities market are not considered by the Fund to be illiquid assets if (a) the Fund reasonably believes it can readily dispose of the securities for cash in the U.S. or foreign market, or (b) current market quotations are readily available. The Fund will not acquire the securities of foreign issuers outside of the U.S. under circumstances where, at the time of acquisition, the Fund has reason to believe that it could not resell the securities in a public trading market. Investors should recognize that foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Notwithstanding the fact that the Fund intends to acquire the securities of foreign issuers only where there are public trading markets, investments by the Fund in the securities of foreign issuers may tend to increase the risks with respect to the liquidity of the Fund's portfolio and the Fund's ability to meet a large number of shareholders' redemption requests should there be economic or political turmoil in a country in which the Fund has its assets invested or should relations between the U.S. and a foreign country deteriorate markedly. See "What Are the Risks of Investing in the Fund?"


ADDITIONAL INFORMATION RELEVANT TO ALL FUNDS


LOANS OF PORTFOLIO SECURITIES. Consistent with procedures approved by the Board and subject to the following conditions, the Fund may lend its portfolio securities to qualified securities dealers or other institutional investors, if such loans do not exceed 30% of the value of the Fund's total assets at the time of the most recent loan. The Fund currently intends to limit its lending of securities to no more than 5% of its total assets. The borrower must deposit with the Fund's custodian bank collateral with an initial market value of at least 102% of the market value of the securities loaned, including any accrued interest, with the value of the collateral and loaned securities marked-to-market daily to maintain collateral coverage of at least 100%. This collateral shall consist of cash, securities issued by the U.S. government, its agencies or instrumentalities, or irrevocable letters of credit. The lending of securities is a common practice in the securities industry. The Fund may engage in security loan arrangements with the primary objective of increasing the Fund's income either through investing cash collateral in short-term interest-bearing obligations or by receiving a loan premium from the borrower. Under the securities loan agreement, the Fund continues to be entitled to all dividends or interest on any loaned securities. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially.


The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. Loans are subject to termination at the option of the Fund or the borrower at any time, including when necessary to enable the Fund to be the record owner for each dividend paid by the issuer thereof. The Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?

HIGH YIELD SECURITIES - INVESTMENT GRADE FUND. Because the Fund may invest up to 5% of its assets in securities below investment grade, an investment in the Fund may be subject to a higher degree of risk than an investment in a fund that does not have the authority to invest in securities below investment grade. You should consider the increased risk of loss to principal that is present with an investment in higher risk securities, such as those in which the Fund may invest. Accordingly, an investment in the Fund should not be considered a complete investment program and should be carefully evaluated for its appropriateness in light of your overall investment needs and goals.

The market value of high yield, lower-quality fixed-income securities, commonly known as junk bonds, tends to reflect individual developments affecting the issuer to a greater degree than the market value of higher-quality securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality securities also tend to be more sensitive to economic conditions than higher-quality securities.

Issuers of high yield, fixed-income securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, the risk associated with buying the securities of these issuers is generally greater than the risk associated with higher-quality securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of lower-quality securities may experience financial stress and may not have sufficient cash flow to make interest payments. The issuer's ability to make timely interest and principal payments may also be adversely affected by specific developments affecting the issuer, including the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing.

The risk of loss due to default may also be considerably greater with lower-quality securities because they are generally unsecured and are often subordinated to other creditors of the issuer. If the issuer of a security in the Fund's portfolio defaults, the Fund may have unrealized losses on the security, which may lower the Fund's Net Asset Value. Defaulted securities tend to lose much of their value before they default. Thus, the Fund's Net Asset Value may be adversely affected before an issuer defaults. In addition, the Fund may incur additional expenses if it must try to recover principal or interest payments on a defaulted security.

High yield, fixed-income securities frequently have call or buy-back features that allow an issuer to redeem the securities from the Fund. Although these securities are typically not callable for a period of time, usually for three to five years from the date of issue, if an issuer calls its securities during periods of declining interest rates, Advisory Services may find it necessary to replace the securities with lower-yielding securities, which could result in less net investment income for the Fund. The premature disposition of a high yield security due to a call or buy-back feature, the deterioration of an issuer's creditworthiness, or a default by an issuer may make it more difficult for the Fund to manage the timing of its income. Under the Code and U.S. Treasury regulations, the Fund may have to accrue income on defaulted securities and distribute the income to shareholders for tax purposes, even though the Fund is not currently receiving interest or principal payments on the defaulted securities. To generate cash to satisfy these distribution requirements, the Fund may have to sell portfolio securities that it otherwise may have continued to hold or use cash flows from other sources, such as the sale of Fund shares.

Lower-quality, fixed-income securities may not be as liquid as higher-quality securities. Reduced liquidity in the secondary market may have an adverse impact on market price of a security and on the Fund's ability to sell a security in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, or if necessary to meet the Fund's liquidity needs. Reduced liquidity may also make it more difficult to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio.

The Fund may buy high yield, fixed-income securities that are sold without registration under the federal securities laws and therefore carry restrictions on resale. While many high yielding securities have been sold with registration rights, covenants and penalty provisions for delayed registration, if the Fund is required to sell restricted securities before the securities have been registered, it may be deemed an underwriter of the securities under the Securities Act of 1933, which entails special responsibilities and liabilities. The Fund may also incur special costs in disposing of restricted securities, although the Fund will generally not incur any costs when the issuer is responsible for registering the securities.

The Fund may buy high yield, fixed-income securities during an initial underwriting. These securities involve special risks because they are new issues. Advisory Services will carefully review their credit and other characteristics. The Fund has no arrangement with its underwriter or any other person concerning the acquisition of these securities.

The high yield securities market is relatively new and much of its growth before 1990 paralleled a long economic expansion. The recession that began in 1990 disrupted the market for high yield securities and adversely affected the value of outstanding securities, as well as the ability of issuers of high yield securities to make timely principal and interest payments. Although the economy has improved and high yield securities have performed more consistently since that time, the adverse effects previously experienced may reoccur. For example, the highly publicized defaults on some high yield securities during 1989 and 1990 and concerns about a sluggish economy that continued into 1993 depressed the prices of many of these securities. While market prices may be temporarily depressed due to these factors, the ultimate price of any security generally reflects the true operating results of the issuer. Factors adversely impacting the market value of high yield securities may lower the Fund's Net Asset Value.

The Fund relies on Advisory Services' judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, Advisory Services takes into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.

FOREIGN SECURITIES. The Investment Grade Fund's investment in debt securities of foreign governments and the Rising Dividends Fund's investment in foreign equity securities present special risks and considerations not typically associated with investments in securities issued by the U.S. government or other U.S. issuers, respectively. These risks include: reductions of income as a result of foreign taxes; fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations (e.g., currency blockage); transaction charges for currency exchange; lack of information about foreign governments; lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to the U.S. government; less volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity on foreign markets than in the U.S.; less regulation of foreign issuers, stock exchanges and brokers than in the U.S.; greater difficulty in commencing lawsuits; higher brokerage commission rates than in the U.S.; increased risk of delays in settlement of portfolio transactions or loss of certificates for portfolio securities because of the lesser speed and reliability of mail service; possibilities of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and differences (which may be favorable or unfavorable) between the U.S. economy and foreign economies.


Investments in foreign securities where delivery takes place outside the U.S. will be made in compliance with applicable U.S. and foreign currency restrictions and other laws limiting the amount and type of foreign investments.


OPTIONS AND OPTIONS ON FUTURES CONTRACTS. One of the principal risks associated with the Investment Grade Fund's options activities is the risk that a liquid secondary market on an options exchange may not exist for any particular option at any particular time. For some options no secondary market may exist on an exchange or elsewhere. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying securities. The Investment Grade Fund expects to purchase and write only exchange traded options until such time as Advisory Services determines that the over-the-counter market in options is sufficiently developed.

The principal risk with options on futures contracts, as discussed above in connection with options on securities, is the possibility that no liquid market for the option will exist to permit the Fund to establish and close out its positions.


INVESTMENT RESTRICTIONS

The Fund has adopted the following restrictions as fundamental policies (unless otherwise noted). These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of the Fund or (ii) 67% or more of the shares of the Fund present at a shareholder meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy, whichever is less. The Fund MAY NOT:

 1. Invest in the securities of any one issuer (other than the U.S. government and its agencies and instrumentalities), if immediately after and as a result of such investment (a) more than 5% of the total assets of the Fund would be invested in such issuer or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund.

 2. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) through the lending of its portfolio securities as described above and in its Prospectus, or (c) to the extent the entry into a repurchase agreement is deemed to be a loan.

 3. (a) Borrow money, except temporarily for extraordinary or emergency purposes from a bank and then not in excess of 15% of its total assets (at the lower of cost or fair market value) or (b) mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings, and no additional investments may be made while any such borrowings are in excess of 5% of total assets.

 4. Purchase securities on margin, sell securities short, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude a Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

 5. Buy or sell  interests in oil,  gas or mineral  exploration  or  development
programs,   or  real  estate.  (Does  not  preclude  investments  in  marketable securities of companies engaged in such activities.)

 6. Purchase or hold securities of any issuer if, at the time of purchase or thereafter, any of the trustees or officers of the Trust or Advisory Services own beneficially more than one-half of 1%, and all such trustees or officers holding more than one-half of 1% together own beneficially more than 5% of the issuer's securities.

 7. Invest more than 5% of the value of its total assets in securities of any issuer which has not had a record, together with predecessors, of at least three years of continuous operation. (This is an operating policy which may be changed without shareholder approval.)

 8. Purchase or sell commodities or commodity contracts or invest in put, call, straddle or spread options. (Does not preclude bona fide hedging transactions by the Investment Grade Fund, including the purchase or sale of options and options on futures contracts.)

 9. With respect to the Investment Grade Fund and Corporate Qualified Fund, invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets. With respect to the Rising Dividends Fund, it may invest up to 10% of its assets in the securities of other investment companies, subject to the limitations of the 1940 Act, or more as they may be acquired pursuant to a merger, consolidation or acquisition of assets. (This is an operating policy which may be changed without shareholder approval.)

10. Invest more than 10% of its assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable, and repurchase agreements with more than seven days to maturity.

11. Invest in any issuer for purposes of exercising control or management.

12. Invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities.)

13. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit any Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into repurchase transactions. (This is an operating policy which may be changed without shareholder approval.)

OTHER POLICIES. Pursuant to an undertaking given to the Texas State Securities Board, each Fund may not invest in excess of 5% of the value of a Fund's net assets in warrants. No more than 2% of the value of a Fund's net assets may be invested in warrants (valued at the lower of cost or market) which are not listed on the NYSE or American Stock Exchange. Warrants acquired by a Fund in units or attached to securities will be deemed to be without value.


If a bankruptcy or other extraordinary event occurs concerning a particular security owned by the Fund, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. In this case, the Fund intends to dispose of the investment as soon as practicable while maximizing the return to shareholders.

If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.


OFFICERS AND TRUSTEES


The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities. The
Board, in turn, elects the officers of the Fund who are responsible for administering the Fund 's day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the Fund under the 1940 Act are indicated by an asterisk (*).


                        POSITIONS AND OFFICES   PRINCIPAL OCCUPATION
NAME, AGE AND ADDRESS   WITH THE TRUST          DURING THE PAST FIVE YEARS


 Frank T. Crohn (73)          Trustee
 7251 West Palmetto Park Road
 Boca Raton, FL 33433

Chairman, Financial Benefit Life Insurance Company; Director, Unity Mutual Life Insurance Company and AmVestors Financial Corporation; and trustee of three of the investment companies in the Franklin Templeton Group of Funds.

*William J. Lippman (72)      President and
 One Parker Plaza             Chief Executive
 Fort Lee, NJ 07024           Officer
                              and Trustee

Senior Vice President, Franklin Resources, Inc. and Franklin Management, Inc.; President and Director, Franklin Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of seven of the investment companies in the Franklin Templeton Group of Funds.

 Charles Rubens II (67)       Trustee
 18 Park Road
 Scarsdale, NY 10583

Private investor; and trustee of three of the investment companies in the Franklin Templeton Group of Funds.

 Leonard Rubin (72)      Trustee
 2 Executive Drive
 Suite 560
 Fort Lee, NJ 07024

Partner in LDR Equities, LLC (manages various personal investments); Vice President, Trimtex Co., Inc. (manufactures and markets specialty fabrics); and trustee or director, as the case may be, of four of the investment companies in the Franklin Templeton Group of Funds.

 Harmon E. Burns (52)    Vice President
 777 Mariners Island Blvd.
 San Mateo, CA 94404

Executive Vice President, Secretary and Director, Franklin Resources, Inc.; Executive Vice President and Director, Franklin Templeton Distributors, Inc. and Franklin Templeton Services, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 57 of the investment companies in the Franklin Templeton Group of Funds.

 Martin L. Flanagan (37)      Vice President
 777 Mariners Island Blvd.    and Chief
 San Mateo, CA 94404          Financial Officer

Senior Vice President and Chief Financial Officer, Franklin Resources, Inc.; Executive Vice President and Director, Templeton Worldwide, Inc.; Executive Vice President, Chief Operating Officer and Director, Templeton Investment Counsel, Inc.; Senior Vice President and Treasurer, Franklin Advisers, Inc.; Treasurer, Franklin Advisory Services, Inc.; Treasurer and Chief Financial Officer, Franklin Investment Advisory Services, Inc.; President, Franklin Templeton Services, Inc.; Senior Vice President, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of 57 of the investment companies in the Franklin Templeton Group of Funds.

 Deborah R. Gatzek (49)       Vice President
 777 Mariners Island Blvd.    and Secretary
 San Mateo, CA 94404

Senior Vice President and General Counsel, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Services, Inc. and Franklin Templeton Distributors, Inc.; Vice President, Franklin Advisers, Inc. and Franklin Advisory Services, Inc.; Vice President, Chief Legal Officer and Chief Operating Officer, Franklin Investment Advisory Services, Inc.; and officer of 57 of the investment companies in the Franklin Templeton Group of Funds.

 Rupert H. Johnson, Jr. (57)  Vice President
 777 Mariners Island Blvd.
 San Mateo, CA 94404

Executive Vice President and Director, Franklin Resources, Inc. and Franklin Templeton Distributors, Inc.; President and Director, Franklin Advisers, Inc.; Senior Vice President and Director, Franklin Advisory Services, Inc. and Franklin Investment Advisory Services, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 57 of the investment companies in the Franklin Templeton Group of Funds.

 Diomedes Loo-Tam (58)        Treasurer and
 777 Mariners Island Blvd.    Principal
 San Mateo, CA 94404          Accounting
                              Officer

Senior Vice President, Franklin Templeton Services, Inc.; and officer of 34 of the investment companies in the Franklin Templeton Group of Funds.

 Edward V. McVey (60)         Vice President
 777 Mariners Island Blvd.
 San Mateo, CA 94404

Senior  Vice   President  and  National  Sales   Manager,   Franklin   Templeton
Distributors, Inc.; and officer of 30 of the investment companies in the Franklin Templeton Group of Funds.

 R. Martin Wiskemann (70)     Vice President
 777 Mariners Island Blvd.
 San Mateo, CA 94404

Senior Vice President, Portfolio Manager and Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Management, Inc.; Vice President and Director, ILA Financial Services, Inc.; and officer and/or director or trustee, as the case may be, of 17 of the investment companies in the Franklin Templeton Group of Funds.

The table above shows the officers and Board members who are affiliated with Distributors and Advisory Services. Nonaffiliated members of the Board are currently paid $1,800 per quarter plus $900 per meeting attended. As shown above, the nonaffiliated Board members also serve as directors or trustees of other investment companies in the Franklin Templeton Group of Funds. They may receive fees from these funds for their services. The following table provides the total fees paid to nonaffiliated Board members by the Trust and by other funds in the Franklin Templeton Group of Funds.

                                                               NUMBER OF
                                            TOTAL FEES       BOARDS IN THE
                            TOTAL FEES    RECEIVED FROM THE  FRANKLIN TEMPLETON
                             RECEIVED    FRANKLIN TEMPLETON  GROUP OF FUNDS ON
NAME                      FROM THE TRUST* GROUP OF FUNDS**  WHICH EACH SERVES***

Frank T. Crohn ..............  $10,800        $20,400           3
Charles Rubens, II ..........   11,700        $21,900           3
Leonard Rubin ...............   11,700        $40,400           4

*For the fiscal year ended September 30, 1997.

**For the calendar year ended December 31, 1997.

***We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members are responsible. The Franklin Templeton Group of Funds currently includes 58 registered investment companies, with approximately 171 U.S. based funds or series.

Nonaffiliated members of the Board are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or Board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

As of January 2, 1998, the officers and Board members, as a group, owned of record and beneficially the following shares of the Fund: approximately 81,789 Class I shares of the Rising Dividends Fund, or less than 1% of the total outstanding Class I shares of the Rising Dividends Fund, and 2,071 Advisor Class shares of Investment Grade Fund, or 46.9% of the Investment Grade Fund's Advisor Class shares. Many of the Board members also own shares in other funds in the Franklin Templeton Group of Funds.


INVESTMENT MANAGEMENT AND OTHER SERVICES


Investment Manager and Services Provided. The Fund's investment manager is Advisory Services. Advisory Services provides investment research and portfolio management services, including the selection of securities for the Fund to buy, hold or sell and the selection of brokers through whom the Fund's portfolio transactions are executed. Advisory Services' activities are subject to the review and supervision of the Board to whom Advisory Services renders periodic reports of the Fund's investment activities. Advisory Services and its officers, directors and employees are covered by fidelity insurance for the protection of the Fund.


Advisory Services and its affiliates act as investment manager to numerous other investment companies and accounts. Advisory Services may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by Advisory Services on behalf of the Fund. Similarly, with respect to the Fund, Advisory Services is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that Advisory Services and access persons, as defined by the 1940 Act, may buy or sell for its or their own account or for the accounts of any other fund. Advisory Services is not obligated to refrain from investing in securities held by the Fund or other funds that it manages. Of course, any transactions for the accounts of Advisory Services and other access persons will be made in compliance with the Fund's Code of Ethics. Please see "Miscellaneous Information
- Summary of Code of Ethics."


MANAGEMENT FEES. Under their respective management agreement, the Investment Grade Fund and the Corporate Qualified Fund each pay Advisory Services a monthly fee computed at the annual rate of 0.50% of average daily net assets of each Fund on the first $500 million of net assets, 0.45% on the next $500 million and 0.40% on net assets in excess of $1 billion. Under its management agreements, the Rising Dividends Fund pays Advisory Services a monthly fee computed at the annual rate of 0.75% of average daily net assets of the Fund on the first $500 million of net assets, 0.625% on the next $500 million and 0.50% on net assets in excess of $1 billion. The fee is computed at the close of business on the last business day of each month. The management agreements also provide for the payment of $40,000 per year by each Fund to Advisory Services for the provision of certain accounting, bookkeeping and recordkeeping functions for each Fund. Each class of the Rising Dividends Fund pays its proportionate share of the management fee.

The table below shows the management fees paid by the Fund for the fiscal years ended September 30, 1997, 1996 and 1995.

FUND                            1997        1996        1995
-------------------------------------------------------------------

Corporate  Qualified  Fund   $ 129,118    $ 136,800   $ 141,798
Rising  Dividends  Fund      2,483,231    2,052,026   1,866,215
Investment  Grade  Fund        182,521    144,011     144,062

MANAGEMENT AGREEMENT. The management agreements are in effect until March 31, 1998. They may continue in effect for successive annual periods if their continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the management agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The management agreement may be terminated without penalty at any time by the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' written notice to Advisory Services, or by Advisory Services on 60 days' written notice to the Fund, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.


ADMINISTRATIVE SERVICES. Under an agreement with Advisory Services, FT Services provides certain administrative services and facilities for the Fund. These include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements. FT Services is a wholly owned subsidiary of Resources.

Under its administration agreement, Advisory Services pays FT Services a monthly administration fee equal to an annual rate of 0.15% of the Fund's average daily net assets up to $200 million, 0.135% of average daily net assets over $200 million up to $700 million, 0.10% of average daily net assets over $700 million up to $1.2 billion, and 0.075% of average daily net assets over $1.2 billion. The fee is paid by Advisory Services. It is not a separate expense of the Fund.


SHAREHOLDER SERVICING AGENT. Investor Services, a wholly owned subsidiary of Resources, is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account. The Fund may also reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the Fund. The amount of reimbursements for these services per benefit plan participant Fund account per year may not exceed the per account fee payable by the Fund to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York 10286, acts as custodian of the securities and other assets of the Fund. The custodian does not participate in decisions relating to the purchase and sale of portfolio securities.

AUDITORS. Tait, Weller & Baker, Eight Penn Center Plaza, Suite 800, Philadelphia, Pennsylvania 19103, are the Trust's independent auditors. During the fiscal year ended September 30, 1997, their auditing services consisted of rendering an opinion on the financial statements of the Trust included in the Trust's Annual Report to Shareholders for the fiscal year ended September 30, 1997.

HOW DOES THE FUND BUY SECURITIES FOR ITS PORTFOLIO?

Advisory Services selects brokers and dealers to execute the Fund's portfolio transactions in accordance with criteria set forth in the management agreement and any directions that the Board may give.

When placing a portfolio transaction, Advisory Services seeks to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid by the Fund is negotiated between Advisory Services and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. Advisory Services will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of Advisory Services, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

Advisory Services may pay certain brokers commissions that are higher than those another broker may charge, if Advisory Services determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or Advisory Services' overall responsibilities to client accounts over which it exercises investment discretion. The services that brokers may provide to Advisory Services include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to Advisory Services in carrying out its investment advisory responsibilities. These services may not always directly benefit the Fund. They must, however, be of value to Advisory Services in carrying out its overall responsibilities to its clients.


Since most purchases by the Investment Grade Fund are principal transactions at net prices, the Investment Grade Fund incurs little or no brokerage costs. The Investment Grade Fund deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The Investment Grade Fund seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.


It is not possible to place a dollar value on the special executions or on the research services Advisory Services receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits Advisory Services to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, Advisory Services and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Fund's officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.


Because Distributors is a member of the NASD, it may sometimes receive certain fees when the Fund tenders portfolio securities pursuant to a tender-offer solicitation. As a means of recapturing brokerage for the benefit of the Fund, any portfolio securities tendered by the Fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to Advisory Services will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of the Fund and one or more other investment companies or clients supervised by Advisory Services are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by Advisory Services, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. In other cases it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.


The table below shows the brokerage commissions paid by the Fund for the fiscal years ended September 30, 1997, 1996 and 1995.


FUND                             1997       1996       1995
-------------------------------------------------------------------

Corporate  Qualified  Fund    $  1,735    $  3,792    $    204
Rising  Dividends  Fund        324,013     235,013     140,209
Investment  Grade  Fund              0           0           0

As of September 30, 1997, the Fund did not own securities of its regular broker-dealers.


HOW DO I BUY, SELL AND EXCHANGE SHARES?

ADDITIONAL INFORMATION ON BUYING SHARES

The Fund continuously offers its shares through Securities Dealers who have an agreement with Distributors. Securities Dealers may at times receive the entire sales charge. A Securities Dealer who receives 90% or more of the sales charge may be deemed an underwriter under the Securities Act of 1933, as amended.


Securities laws of states where the Fund offers its shares may differ from federal law. Banks and financial institutions that sell shares of the Fund may be required by state law to register as Securities Dealers. Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages indicated in the table under "How Do I Buy Shares? - Quantity Discounts" in the Prospectuses of the Investment Grade and Corporate Qualified Funds and under "How Do I Buy Shares? - Purchase Price of Fund Shares" in the Prospectus of the Rising Dividends Fund.

No Corporate Qualified Fund share certificates will be issued to you if you have elected to redeem shares by check or by preauthorized bank or brokerage firm account methods.


When you buy shares, if you submit a check or a draft that is returned unpaid to the Fund we may impose a $10 charge against your account for each returned item.

Under agreements with certain banks in Taiwan, Republic of China, the Fund's shares are available to these banks' trust accounts without a sales charge. The banks may charge service fees to their customers who participate in the trusts. A portion of these service fees may be paid to Distributors or one of its affiliates to help defray expenses of maintaining a service office in Taiwan, including expenses related to local literature fulfillment and communication facilities.

Class I shares of the Fund may be offered to investors in Taiwan through securities advisory firms known locally as Securities Investment Consulting Enterprises. In conformity with local business practices in Taiwan, Class I shares may be offered with the following schedule of sales charges:

RISING DIVIDENDS FUND AND CORPORATE QUALIFIED FUND:

                                     SALES
SIZE OF PURCHASE - U.S. DOLLARS     CHARGE
--------------------------------------------
Under $30,000                        3.0%
$30,000 but less than $50,000        2.5%
$50,000 but less than $100,000       2.0%
$100,000 but less than $200,000      1.5%
$200,000 but less than $400,000      1.0%
$400,000 or more                       0%

INVESTMENT GRADE FUND:

                                     SALES
SIZE OF PURCHASE - U.S. DOLLARS     CHARGE
--------------------------------------------
Under $30,000                         3%
$30,000 but less than $100,000        2%
$100,000 but less than $400,000       1%
$400,000 or more                      0%

OTHER PAYMENTS TO SECURITIES DEALERS. Distributors may pay the following commissions, out of its own resources, to Securities Dealers who initiate and are responsible for purchases of the Rising Dividends Fund Class I shares of $1 million or more: 1% on sales of $1 million to $2 million, plus 0.80% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million. Distributors may pay the following commissions, out of its own resources, to Securities Dealers who initiate and are responsible for purchases of the Investment Grade Fund and Corporate Qualified Fund of $1 million or more: 0.75% on sales of $1 million to $2 million, plus 0.60% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million.


Either Distributors or one of its affiliates may pay the following amounts, out of its own resources, to Securities Dealers who initiate and are responsible for purchases of the Rising Dividends Fund's and the Investment Grade Fund's Class I shares by certain retirement plans without a front-end sales charge, as discussed in the Prospectus: 1% on sales of $500,000 to $2 million, plus 0.80% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million. Distributors may make these payments in the form of contingent advance payments, which may be recovered from the Securities Dealer or set off against other payments due to the dealer if shares are sold within 12 months of the calendar month of purchase. Other conditions may apply. All terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the Securities Dealer.


These breakpoints are reset every 12 months for purposes of additional purchases.

Distributors and/or its affiliates provide financial support to various Securities Dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a Securities Dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a Securities Dealer's support of, and participation in, Distributors' marketing programs; a Securities Dealer's compensation programs for its registered representatives; and the extent of a Securities Dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to Securities Dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain Securities Dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the NASD's rules.


LETTER OF INTENT. You may qualify for a reduced sales charge when you buy Class I shares, as described in the Prospectus. At any time within 90 days after the first investment that you want to qualify for a reduced sales charge, you may file with the Fund a signed shareholder application with the Letter of Intent section completed. After the Letter is filed, each additional investment will be entitled to the sales charge applicable to the level of investment indicated on the Letter. Sales charge reductions based on purchases in more than one Franklin Templeton Fund will be effective only after notification to Distributors that the investment qualifies for a discount. Your holdings in the Franklin Templeton Funds acquired more than 90 days before the Letter is filed will be counted towards completion of the Letter, but they will not be entitled to a retroactive downward adjustment in the sales charge. Any redemptions you make during the 13 month period, except in the case of certain retirement plans, will be subtracted from the amount of the purchases for purposes of determining whether the terms of the Letter have been completed. If the Letter is not completed within the 13 month period, there will be an upward adjustment of the sales charge, depending on the amount actually purchased (less redemptions) during the period. The upward adjustment does not apply to certain retirement plans. If you execute a Letter before a change in the sales charge structure of the Fund, you may complete the Letter at the lower of the new sales charge structure or the sales charge structure in effect at the time the Letter was filed.

As mentioned in the Prospectus, five percent (5%) of the amount of the total intended purchase will be reserved in Class I shares of the Fund registered in your name until you fulfill the Letter. This policy of reserving shares does not apply to certain retirement plans. If total purchases, less redemptions, equal the amount specified under the Letter, the reserved shares will be deposited to an account in your name or delivered to you or as you direct. If total purchases, less redemptions, exceed the amount specified under the Letter and are an amount that would qualify for a further quantity discount, a retroactive price adjustment will be made by Distributors and the Securities Dealer through whom purchases were made pursuant to the Letter (to reflect such further quantity discount) on purchases made within 90 days before and on those made after filing the Letter. The resulting difference in Offering Price will be applied to the purchase of additional shares at the Offering Price applicable to a single purchase or the dollar amount of the total purchases. If the total purchases, less redemptions, are less than the amount specified under the Letter, you will remit to Distributors an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge that would have applied to the aggregate purchases if the total of the purchases had been made at a single time. Upon remittance, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as you direct. If within 20 days after written request the difference in sales charge is not paid, the redemption of an appropriate number of reserved shares to realize the difference will be made. In the event of a total redemption of the account before fulfillment of the Letter, the additional sales charge due will be deducted from the proceeds of the redemption, and the balance will be forwarded to you.


If a Letter is executed on behalf of certain retirement plans, the level and any reduction in sales charge for these plans will be based on actual plan participation and the projected investments in the Franklin Templeton Funds under the Letter. These plans are not subject to the requirement to reserve 5% of the total intended purchase, or to any penalty as a result of the early termination of a plan, nor are these plans entitled to receive retroactive adjustments in price for investments made before executing the Letter.

REINVESTMENT DATE. Shares acquired through the reinvestment of dividends will be purchased at the Net Asset Value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date"). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.

ADDITIONAL INFORMATION ON EXCHANGING SHARES

If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be exchanged into the new fund and will be invested at Net Asset Value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange is included in the tax section in this SAI and in the Prospectus.

If a substantial number of shareholders should, within a short period, sell their shares of the Fund under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is the Fund's general policy to initially invest this money in short-term, interest-bearing money market instruments, unless it is believed that attractive investment opportunities consistent with the Fund's investment objective exist immediately. This money will then be withdrawn from the short-term, money market instruments and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The proceeds from the sale of shares of an investment company are generally not available until the fifth business day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that fifth business day. The sale of Fund shares to complete an exchange will be effected at Net Asset Value at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in the Prospectus.

ADDITIONAL INFORMATION ON SELLING SHARES


SYSTEMATIC WITHDRAWAL PLAN. There are no service charges for establishing or maintaining a systematic withdrawal plan. Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled. If the 25th falls on a weekend or holiday, we will process the redemption on the next business day.


Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

The Fund may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the Fund receives notification of the shareholder's death or incapacity.

THROUGH YOUR SECURITIES DEALER. If you sell shares through your Securities Dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from your dealer's failure to do so must be settled between you and your Securities Dealer.

REDEMPTIONS IN KIND. The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

GENERAL INFORMATION

If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at Net Asset Value until we receive new instructions.


Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Fund nor its affiliates will be liable for any loss caused by your failure to cash such checks.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank. All checks, drafts, wires and other payment mediums used to buy or sell shares of the Corporate Qualified Fund must be denominated in U.S. dollars, drawn on a U.S. bank, and are accepted subject to collection at full face value. Checks drawn in U.S. funds on foreign banks will not be credited to your account and dividends will not begin accruing until the proceeds are collected, which may take a long period of time.

SPECIAL SERVICES. Investor Services may pay certain financial institutions that maintain omnibus accounts with the Fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the Fund may reimburse Investor Services an amount not to exceed the per account fee that the Fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.


Certain   shareholder   servicing  agents  may  be  authorized  to  accept  your
transaction request.


SPECIAL SERVICES - CORPORATE QUALIFIED FUND. Investor Services may charge you separate fees, negotiated directly with you, for providing special services in connection with your account, such as processing a large number of checks each month. Fees for special services will not increase the expenses borne by the Fund.

HOW ARE FUND SHARES VALUED?

We calculate the Net Asset Value per share as of the close of the NYSE, normally 1:00 p.m. Pacific time, each day that the NYSE is open for trading. As of the date of this SAI, the Fund is informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


For the purpose of determining the aggregate net assets of the Fund, cash and receivables are valued at their realizable amounts. Interest is recorded as accrued and dividends are recorded on the ex-dividend date. Portfolio securities listed on a securities exchange or on the NASDAQ National Market System for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, within the range of the most recent quoted bid and ask prices. Over-the-counter portfolio securities are valued within the range of the most recent quoted bid and ask prices. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market as determined by Advisory Services.

Portfolio securities underlying actively traded call options are valued at their market price as determined above. The current market value of any option held by the Fund is its last sale price on the relevant exchange before the time when assets are valued. Lacking any sales that day or if the last sale price is outside the bid and ask prices, options are valued within the range of the current closing bid and ask prices if the valuation is believed to fairly reflect the contract's market value.


The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the close of trading on the NYSE, if that is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the foreign security is valued within the range of the most recent quoted bid and ask prices. Occasionally events that affect the values of foreign securities and foreign exchange rates may occur between the times at which they are determined and the close of the exchange and will, therefore, not be reflected in the computation of the Net Asset Value of each class. If events materially affecting the values of these foreign securities occur during this period, the securities will be valued in accordance with procedures established by the Board.


Auction rate preferred stocks held by the Corporate Qualified Fund are valued based upon quotations readily available in the marketplace, but if there are no such readily available quotations with respect to a given security, such security is valued based upon the market value of comparable securities, if any, traded in the market place. As a practical matter, the value of auction rate preferred stock in the secondary market has a consistent history, to date, of trading at its par value plus an accrual of the dividend income to be received on the issuer's next dividend payment date plus or minus some adjustment for possible changes in interest rates or as a commission. Accordingly, when market values based upon readily available market quotations are not determinable for such securities held by the Fund, or for comparable securities, then such securities may be valued at their par value plus an accrual of the dividends to be received on the next dividend payment date. Advisory Services, on behalf of the Board, may also assign a fair value different from par value (plus an accrual of dividend income due) to any auction rate preferred stock for which a market quotation is not readily available if Advisory Services believes the value of such security has been materially affected by changes in the issuer's creditworthiness or in the market place for trades in such security. The Board continually reviews this procedure and makes such changes as it feels are needed to enable the Fund to best reflect the daily fair value of its portfolio securities.


Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the Net Asset Value of each class is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the Net Asset Value. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the Board.


Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board. With the approval of the Board, the Fund may utilize a pricing service, bank or Securities Dealer to perform any of the above described functions.

ADDITIONAL INFORMATION ON
DISTRIBUTIONS AND TAXES

DISTRIBUTIONS


DISTRIBUTIONS OF NET INVESTMENT INCOME. The Fund receives income generally in the form of dividends, interest, original issue, market and acquisition discount, and other income derived from its investments. This income, less expenses incurred in the operation of the Fund, constitute its net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

DISTRIBUTIONS OF CAPITAL GAINS. The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from long-term capital gains realized by the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net short-term or long-term capital gains realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Under the Taxpayer Relief Act of 1997 (the "1997 Act"), the Fund is required to report the capital gain distributions paid to you from gains realized on the sale of portfolio securities using the following categories:

"28% RATE GAINS": gains resulting from securities sold by the Fund after July 28, 1997, that were held for more than one year but not more than 18 months, and securities sold by the Fund before May 7, 1997, that were held for more than one year. These gains will be taxable to individual investors at a maximum rate of 28%.

"20% RATE GAINS": gains resulting from securities sold by the Fund after July 28, 1997, that were held for more than 18 months, and under a transitional rule, securities sold by the Fund between May 7 and July 28, 1997, (inclusive) that were held for more than one year. These gains will be taxable to individual investors at a maximum rate of 20% for individual investors in the 28% or higher federal income tax brackets, and at a maximum rate of 10% for investors in the 15% federal income tax bracket.

The 1997 Act also provides for a new maximum rate of tax on capital gains of 18% for individuals in the 28% or higher federal income tax brackets and 8% for individuals in the 15% federal income tax bracket for "qualified 5-year gains." For individuals in the 15% bracket, qualified 5-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individuals who are subject to tax at higher rates, qualified 5-year gains are net gains on securities which are purchased after December 31, 2000, and are held for more than 5 years. Taxpayers subject to tax at the higher rates may also make an election for shares held on January 1, 2001, to recognize gain on their shares in order to qualify such shares as qualified 5-year property.

The Fund will advise you at the end of each calendar year of the amount of its capital gain distributions paid during the calendar year that qualify for these maximum federal tax rates. Additional information on reporting these distributions on your personal income tax returns is available in Franklin Templeton's Tax Information Handbook. This handbook has been revised to include 1997 Act tax law changes, and may be obtained by calling the Fund Information department. Questions concerning each investor's personal tax reporting should be addressed to the investor's personal tax advisor.

CERTAIN DISTRIBUTIONS PAID IN JANUARY. Distributions which are declared in October, November or December and paid to you in January of the following year, will be treated for tax purposes as if they had been received by you on December 31 of the year in which they were declared. The Fund will report this income to you on your Form 1099-DIV for the year in which these distributions were declared.

Effect of Foreign Investments on Distributions. Most foreign exchange gains realized by the Fund on the sale of debt instruments are treated as ordinary income. Similarly, foreign exchange losses realized by the Fund on the sale of debt instruments are generally treated as ordinary losses. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS. The Fund will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. If you have not held Fund shares for a full year, you may have designated and distributed to you as ordinary income or capital gain a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

TAXES

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY. The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to you. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's available earnings and profits.

In order to qualify as a regulated investment company for tax purposes, the Fund must meet certain specific requirements, including:

o The Fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund's total assets, and, with respect to 50% of the Fund's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Fund's total assets;

o The Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and

o The Fund must distribute to its shareholders at least 90% of its net investment income and net tax-exempt income for each of its fiscal years.

EXCISE TAX DISTRIBUTION REQUIREMENTS. The Code requires the Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the twelve month period ending October 31 (in addition to undistributed amounts from the prior year) to you by December 31 of each year in order to avoid federal excise taxes. The Fund intends to declare and pay sufficient dividends in December (or in January that are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

REDEMPTION OF FUND SHARES. Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. The tax law requires that you recognize a gain or loss in an amount equal to the difference between your tax basis and the amount you received in exchange for your shares, subject to the rules described below. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss, and will be long-term for federal income tax purposes if you have held your shares for more than one year at the time of redemption or exchange. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares. The holding periods and categories of capital gain that apply under the 1997 Act are described above in the "DISTRIBUTIONS" section.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you purchase other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you purchase.

DEFERRAL OF BASIS. All or a portion of the sales charge that you paid for your shares in the Fund will be excluded from your tax basis in any of the shares sold within 90 days of their purchase (for the purpose of determining gain or loss upon the sale of such shares) if you reinvest the sales proceeds in the Fund or in another fund in the Franklin Templeton Funds, and the sales charge that would otherwise apply to your reinvestment is reduced or eliminated. The portion of the sales charge excluded from your tax basis in the shares sold will equal the amount that the sales charge is reduced on your reinvestment. Any portion of the sales charge excluded from your tax basis in the shares sold will be added to the tax basis of the shares you acquire from your reinvestment.

U.S. GOVERNMENT OBLIGATIONS. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investments in GNMA/FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. At the end of each calendar year, the Fund will provide you with the percentage of any dividends paid that may qualify for tax-free treatment on your personal income tax return. You should consult with your own tax advisor to determine the application of your state and local laws to these distributions. Because the rules on exclusion of this income are different for corporations, corporate shareholders should consult with their corporate tax advisors about whether any of their distributions may be exempt from corporate income or franchise taxes.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS. As a corporate shareholder, you should note that 100% of the dividends paid by each of the Rising Dividends Fund and the Corporate Qualified Fund for the fiscal year ended September 30, 1997, qualified for the corporate dividends-received deduction. No portion of the dividends paid by the Investment Grade Fund for such fiscal year so qualified. You will be permitted in some circumstances to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. Dividends so designated by the Fund must be attributable to dividends earned by the Fund from U.S. corporations that were not debt-financed.

Under the 1997 Act, the amount that the Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends were earned by the Fund were debt-financed or held by the Fund for less than a 46 day period during a 90 day period beginning 45 days before the ex-dividend date of the corporate stock. Similarly, if your Fund shares are debt-financed or held by you for less than this same 46 day period, then the dividends-received deduction may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

INVESTMENT IN COMPLEX SECURITIES. The Investment Grade Fund's investment in options and futures contracts, including transactions involving actual or deemed short sales or foreign exchange gains or losses are subject to many complex and special tax rules. Over-the-counter options on debt securities will be subject to tax under Section 1234 of the Code, generally producing a long-term or short-term capital gain or loss upon exercise, lapse, or closing out of the option or sale of the underlying stock or security. Certain other options and futures contracts entered into by the Investment Grade Fund are generally governed by Section 1256 of the Code. These "Section 1256" positions generally include listed options on debt securities, options on broad-based stock indexes, options on securities indexes, options on futures contracts, regulated futures contracts and certain foreign currency contracts and options thereon.

Absent a tax election to the contrary, each such Section 1256 position held by the Investment Grade Fund will be marked-to-market (i.e., treated as if it were sold for fair market value) on the last business day of the Fund's fiscal year (and on other dates as prescribed by the Code), and all gain or loss associated with fiscal year transactions and mark-to-market positions at fiscal year end (except certain currency gain or loss covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Under legislation pending in technical corrections to the 1997 Act, the 60% long-term capital gain portion will qualify as 20% rate gain and will be subject to tax to individual investors at a maximum rate of 20% for investors in the 28% or higher federal income tax brackets, or at a maximum rate of 10% for investors in the 15% federal income tax bracket. While foreign currency is marked-to-market at year end, gain or loss realized as a result will always be ordinary. Even though marked-to-market, gains and losses realized on foreign currency and foreign security investments will generally be treated as ordinary income. The effect of Section 1256 mark-to-market rules may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-term capital losses within the Investment Grade Fund. The acceleration of income on
Section 1256 positions may require the Investment Grade Fund to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, the Investment Grade Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources, such as the sale of Fund shares. In these ways, any or all of these rules may affect the amount, character and timing of income distributed to you by the Investment Grade Fund.

When the Investment Grade Fund holds an option or contract which substantially diminishes the Fund's risk of loss with respect to another position of the Fund (as might occur in some hedging transactions), this combination of positions could be treated as a "straddle" for tax purposes, possibly resulting in deferral of losses, adjustments in the holding periods and conversion of short-term capital losses into long-term capital losses. The Investment Grade Fund may make certain tax elections for mixed straddles (i.e., straddles comprised of at least one Section 1256 position and at least one non-Section 1256 position) which may reduce or eliminate the operation of these straddle rules.

The 1997 Act has also added new provisions for dealing with transactions that are generally called "Constructive Sale Transactions." Under these rules, the Investment Grade Fund must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. The Investment Grade Fund will generally be treated as making a constructive sale when it: 1) enters into a short sale on the same property, 2) enters into an offsetting notional principal contract, or 3) enters into a futures contract to deliver the same or substantially similar property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

Distributions paid to you by the Investment Grade Fund of ordinary income and short-term capital gains arising from the Investment Grade Fund's investments, including investments in options and futures contracts, will be taxable to you as ordinary income. The Investment Grade Fund will monitor its transactions in such options and contracts and may make certain other tax elections in order to mitigate the effect of the above rules.

INVESTMENTS IN FOREIGN CURRENCIES AND FOREIGN SECURITIES. The Rising Dividends Fund and Investment Grade Fund are authorized to invest in foreign currency denominated securities. Such investments, if made, will have the following additional tax consequences:

Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time the Rising Dividends Fund or the Investment Grade Fund accrues income (including dividends), or accrues expenses which are denominated in a foreign currency, and the time the Rising Dividends Fund or the Investment Grade Fund actually collects such income or pays such expenses generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options and futures contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of its disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Rising Dividends Fund or the Investment Grade Fund's net investment company taxable income, which, in turn, will affect the amount of income to be distributed to you by the Rising Dividends Fund or the Investment Grade Fund.

If the Rising Dividends Fund or the Investment Grade Fund's Section 988 losses exceed the Rising Dividends Fund or the Investment Grade Fund's other net investment company taxable income during a taxable year, the Rising Dividends Fund or the Investment Grade Fund generally will not be able to make ordinary dividend distributions to you for that year, or distributions made before the losses were realized will be recharacterized as return of capital distributions for federal income tax purposes, rather than as an ordinary dividend or capital gain distribution. If a distribution is treated as a return of capital, your tax basis in your Fund shares will be reduced by a like amount (to the extent of such basis), and any excess of the distribution over your tax basis in your Fund shares will be treated as capital gain to you.

CONVERSION TRANSACTIONS. Gains realized by the Fund from transactions that are deemed to be "conversion transactions" under the Code, and that would otherwise produce capital gain, may be recharacterized as ordinary income to the extent that such gain does not exceed an amount defined as the "applicable imputed income amount." A conversion transaction is any transaction in which substantially all of the Fund's expected return is attributable to the time value of the Fund's net investment in such transaction, and any one of the following criteria are met:

1) there is an acquisition of property with a substantially contemporaneous agreement to sell the same or substantially identical property in the future;

2) the transaction is an applicable straddle;

3) the transaction was marketed or sold to the Fund on the basis that it would have the economic characteristics of a loan but would be taxed as capital gain; or

4) the transaction is specified in Treasury regulations to be promulgated in the future.

The applicable imputed income amount, which represents the deemed return on the conversion transaction based upon the time value of money, is computed using a yield equal to 120 percent of the applicable federal rate, reduced by any prior recharacterizations under this provision or the provisions of Section 263(g) of the Code dealing with capitalized carrying costs.

STRIPPED PREFERRED STOCK. Occasionally, the Corporate Qualified Fund may purchase "stripped preferred stock" that is subject to special tax treatment.
Stripped preferred stock is defined as certain preferred stock issues where ownership of the stock has been separated from the right to receive dividends that have not yet become payable. The stock must have a fixed redemption price, must not participate substantially in the growth of the issuer, and must be limited and preferred as to dividends. The difference between the redemption price and purchase price is taken into Fund income over the term of the instrument as if it were original issue discount. The amount that must be included in each period generally depends on the original yield to maturity, adjusted for any prepayments of principal.

INVESTMENTS IN ORIGINAL ISSUE DISCOUNT (OID) AND MARKET DISCOUNT (MD) BONDS. The Investment Grade Fund's investments in bonds issued or acquired at a discount may cause the Investment Grade Fund to recognize income and make distributions to you prior to its receipt of cash payments. The Investment Grade Fund is required to accrue as income a portion of the discount at which these securities were issued, and to distribute such income each year (as ordinary dividends) in order to maintain its qualification as a regulated investment company and to avoid income reporting and excise taxes at the Fund level. Bonds acquired in the secondary market for a price less than their stated redemption price, or revised issue price in the case of a bond having OID, are said to have been acquired with market discount. For these bonds, the Investment Grade Fund may elect to accrue market discount on a current basis, in which case the Investment Grade Fund will be required to distribute any such accrued discount. If the Investment Grade Fund does not elect to accrue market discount into income currently, gain recognized on sale will be recharacterized as ordinary income instead of capital gain to the extent of any accumulated market discount on the obligation.

DEFAULTED OBLIGATIONS. The Investment Grade Fund may be required to accrue income on defaulted obligations and to distribute such income to you even though it is not currently receiving interest or principal payments on such obligations. In order to generate cash to satisfy these distribution requirements, the Investment Grade Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares.


THE FUND'S UNDERWRITER


Pursuant to an underwriting agreement, Distributors acts as principal underwriter in a continuous public offering of the Fund's shares. The underwriting agreement will continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the underwriting agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 90 days' written notice.


Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.


The table below shows the aggregate underwriting commissions received by Distributors in connection with the offering of the Fund's shares, the net underwriting discounts and commissions retained by Distributors after allowances to dealers, and the amounts received by Distributors in connection with redemptions or repurchases of shares for the fiscal years ended September 30, 1997, 1996 and 1995.

                                                                    AMOUNT
                                                                  RECEIVED IN
                                         TOTAL      AMOUNT        CONNECTION
                                      COMMISSIONS  RETAINED BY  WITH REDEMPTIONS
FUND                                   RECEIVED   DISTRIBUTORS   OR REPURCHASES

1997
Corporate Qualified Fund              $ 66,864     $     0          $    0
Rising Dividends Fund                  796,459      80,759           2,425
Investment Grade Fund                  240,446      15,287               0

1996
Corporate Qualified Fund               103,786         454               0
Rising Dividends Fund                  502,383      53,786             758
Investment Grade Fund                  125,138       8,042               0

1995
Corporate Qualified Fund               112,146         299               0
Rising Dividends Fund                  398,797      43,504               0
Investment Grade Fund                   75,773       4,992               0


Distributors may be entitled to reimbursement under the Rule 12b-1 plan for each class, as discussed below. Except as noted, Distributors received no other compensation from the Fund for acting as underwriter.

THE RULE 12B-1 PLANS


The Corporate Qualified Fund and the Investment Grade Fund with respect to Class I and the Rising Dividends Fund with respect to Class I and Class II have separate distribution plans or "Rule 12b-1 plans" that were adopted pursuant to Rule 12b-1 of the 1940 Act.


THE CLASS I PLAN. Under the Class I plan, each Fund may pay up to a maximum of 0.25% per year of Class I's average daily net assets, payable monthly, for expenses incurred in the promotion and distribution of Class I shares. In addition, the Rising Dividends Fund's Class I plan provides that up to an additional 0.25% may be paid to Distributors or others as a service fee to reimburse such service providers for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts.

The Class I plan does not permit unreimbursed expenses incurred in a particular year to be carried over to or reimbursed in later years.

THE CLASS II PLAN. Under the Class II plan for the Rising Dividends Fund, the Fund pays Distributors up to 0.75% per year of Class II's average daily net assets, payable quarterly, for distribution and related expenses. These fees may be used to compensate Distributors or others for providing distribution and related services and bearing certain Class II expenses. All distribution expenses over this amount will be borne by those who have incurred them without reimbursement by the Fund.

Under the Class II plan, the Rising Dividends Fund also pays an additional 0.25% per year of Class II's average daily net assets, payable quarterly, as a servicing fee.

THE CLASS I AND CLASS II PLANS. In addition to the payments that Distributors or others are entitled to under each plan, each plan also provides that to the extent the Fund, Advisory Services or Distributors or other parties on behalf of the Fund, Advisory Services or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of shares of each class within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to have been made pursuant to the plan. The terms and provisions of each plan relating to required reports, term, and approval are consistent with Rule 12b-1.

In no event shall the aggregate asset-based sales charges, which include payments made under each plan, plus any other payments deemed to be made pursuant to a plan, exceed the amount permitted to be paid under the rules of the NASD.

To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks will not be entitled to participate in the plans as a result of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banking institutions, however, are permitted to receive fees under the plans for administrative servicing or for agency transactions. If you are a customer of a bank that is prohibited from providing these services, you would be permitted to remain a shareholder of the Fund, and alternate means for continuing the servicing would be sought. In this event, changes in the services provided might occur and you might no longer be able to avail yourself of any automatic investment or other services then being provided by the bank. It is not expected that you would suffer any adverse financial consequences as a result of any of these changes.


Each plan has been approved in accordance with the provisions of Rule 12b-1. The plans are renewable annually by a vote of the Board, including a majority vote of the Board members who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the plans, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Board members be done by the non-interested members of the Board. The plans and any related agreement may be terminated at any time, without penalty, by vote of a majority of the non-interested Board members on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of the management agreement with Advisory Services or by vote of a majority of the outstanding shares of the class. The Class I plan may also be terminated by any act that constitutes an assignment of the underwriting agreement with Distributors. Distributors or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.


The plans and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the outstanding shares of the class, and all material amendments to the plans or any related agreements shall be approved by a vote of the non-interested members of the Board, cast in person at a meeting called for the purpose of voting on any such amendment.

Distributors is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the plans should be continued.


For the fiscal year ended September 30, 1997, Distributors' eligible expenditures for advertising, printing, and payments to underwriters and broker-dealers pursuant to the plans and the amounts the Fund paid Distributors under the plans were as follows:

                    DISTRIBUTORS'    AMOUNT
                      ELIGIBLE      PAID BY
                    EXPENDITURES     FUND
----------------------------------------------------------
Corporate
  Qualified Fund   $   68,873    $   55,895

Investment
  Grade Fund          109,826        68,177

Rising Dividends
 Fund - Class I     1,518,339     1,398,549

Rising Dividends
 Fund - Class II      100,698        58,311

HOW DOES THE FUND MEASURE PERFORMANCE?


Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return and current yield quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. If a Rule 12b-1 plan is adopted, performance figures reflect fees from the date of the plan's implementation. An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

TOTAL RETURN


AVERAGE ANNUAL TOTAL RETURN. Average annual total return is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes the maximum front-end sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at Net Asset Value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum front-end sales charge currently in effect.

When considering the average annual total return quotations, you should keep in mind that the maximum front-end sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund. The average annual total return for the indicated periods ended September 30, 1997, was as follows:

                 AVERAGE ANNUAL TOTAL RETURN
                     ONE-   FIVE-   TEN-
CLASS I              YEAR   YEAR    YEAR

Corporate
 Qualified Fund     5.10%   4.33%    6.72%

Rising Dividends
 Fund              37.64%  13.95%   12.76%

Investment
  Grade Fund        1.19%   4.01%    6.98%

                  INCEPTION  ONE-    FROM
CLASS II            DATE     YEAR  INCEPTION

Rising Dividends
 Fund              5/1/95   40.96%   29.73%


These figures were calculated according to the SEC formula:

                     n
               P(1+T)  = ERV

where:

P = a hypothetical initial payment of $1,000

T = average annual total return

n = number of years


ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period

CUMULATIVE TOTAL RETURN. Like average annual total return, cumulative total return assumes the maximum front-end sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at Net Asset Value. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return over the periods indicated above. The cumulative total return for the indicated periods ended September 30, 1997, was as follows:

                    CUMULATIVE TOTAL RETURN
                     ONE-      FIVE-    TEN-
CLASS I              YEAR      YEAR     YEAR

Corporate Qualified
 Fund                5.10%    23.59%    91.60%

Rising Dividends
 Fund               37.64%    92.08%   232.36%

Investment
 Grade  Fund         1.19%    21.74%    96.35%

                   INCEPTION   ONE-     FROM
CLASS II             DATE      YEAR   INCEPTION

Rising Dividends
 Fund               5/1/95    40.96%    87.61%


YIELD


CURRENT YIELD. Current yield of each class shows the income per share earned by the Fund. It is calculated by dividing the net investment income per share of each class earned during a 30-day base period by the applicable maximum Offering Price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders of the class during the base period. The yield for each class for the 30-day period ended September 30, 1997, was as follows:

FUND                            AMOUNT

Corporate Qualified Fund         4.47%
Rising Dividends Fund - Class I  0.55%
Rising Dividends Fund - Class II 0.06%
Investment Grade Fund            4.44%


These figures were obtained using the following SEC formula:

                           6
     Yield = 2 [( a-b + 1 )  - 1]
                 ----
                  cd

where

a = dividends and interest earned during the period

b = expenses accrued for the period (net of reimbursements)

c = the average daily number of shares outstanding during the period that were entitled to receive dividends

d = the maximum Offering Price per share on the last day of the period


TAXABLE EQUIVALENT YIELD. The Corporate Qualified Fund may also quote an equivalent fully taxable yield which demonstrates the taxable yield necessary to produce an after-tax yield equivalent to that of a fund which invests in instruments which qualify for the 70% corporate dividends-received deduction and assumes an effective maximum federal tax rate of 10.5% on dividend income received from the Fund. This tax rate is based on the maximum corporate tax rate of 35% for 1997. Such yield is computed by dividing a current net asset value by the amount of after-tax income received at the current yield (computed as described above and assuming 100% of the yield qualifies for the corporate dividends-received deduction) divided by one minus the applicable corporate tax rate. The equivalent fully taxable yield would not be an appropriate comparison for individuals. The taxable equivalent yield, computed as noted above, for the 30-day period ended on September 30, 1997, was 6.15%.


CURRENT DISTRIBUTION RATE


Current yield which is calculated according to a formula prescribed by the SEC, is not indicative of the amounts which were or will be paid to shareholders. Amounts paid to shareholders are reflected in the quoted current distribution rate. The current distribution rate is usually computed by annualizing the dividends paid per share by a class during a certain period and dividing that amount by the current maximum Offering Price. The Corporate Qualified Fund may also quote an equivalent fully taxable distribution rate which demonstrates the taxable distribution rate equivalent to the Corporate Qualified Fund's current distribution rate (calculated as indicated above). The current distribution rate differs from the current yield computation because it may include distributions to shareholders from sources other than dividends and interest, such as premium income from option writing and short-term capital gains, and is calculated over a different period of time. The current distribution rate for the Corporate Qualified Fund, the Investment Grade Fund and Class I and Class II of the Rising Dividends Fund for the 30-day period ended September 30, 1997, was 4.18%, 4.18%, 0.45% and 0.05%, respectively.

A taxable-equivalent distribution rate shows the taxable distribution rate equivalent to the class' current distribution rate. The advertised taxable-equivalent distribution rate will reflect the most current federal tax rate available to the Corporate Qualified Fund. The taxable-equivalent distribution rate for Corporate Qualified Fund for the 30-day period ended September 30, 1997, was 5.76%.


VOLATILITY

Occasionally  statistics  may be used to show  the  Fund's  volatility  or risk.
Measures of volatility or risk are generally used to compare the Fund's Net Asset Value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of Net Asset Value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

OTHER PERFORMANCE QUOTATIONS

The Fund may also quote the performance of shares without a sales charge. Sales literature and advertising may quote a current distribution rate, yield, cumulative total return, average annual total return and other measures of performance as described elsewhere in this SAI with the substitution of Net Asset Value for the public Offering Price.

Sales literature referring to the use of the Fund as a potential investment for Individual Retirement Accounts (IRAs), Business Retirement Plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.

The Fund may include in its advertising or sales material information relating to investment objectives and performance results of funds belonging to the Franklin Templeton Group of Funds. Resources is the parent company of the advisors and underwriter of the Franklin Templeton Group of Funds.

COMPARISONS

To help you better evaluate how an investment in the Fund may satisfy your investment objective, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:


a) Dow Jones Composite Average or its component averages - an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones(R) Industrial Average), 15 utilities company stocks (Dow Jones Utilities Average), and 20 transportation company stocks. Comparisons of performance assume reinvestment of dividends.

b) Standard & Poor's(R) 500 Stock Index or its component indices - an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks, and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.


c) The New York Stock Exchange composite or component indices - an unmanaged index of all industrial, utilities, transportation, and finance stocks listed on the NYSE.

d) Wilshire 5000 Equity Index - represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

e) Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

f) CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

g) Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk, and total return for mutual funds.


h) Financial publications:  THE WALL STREET JOURNAL, AND BUSINESS WEEK, CHANGING
TIMES,  FINANCIAL  WORLD,  FORBES,   FORTUNE,  AND  MONEY  MAGAZINES  -  provide
performance statistics over specified time periods.


i) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

j) Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates historical measure of yield, price, and total return for common and small company stock, long-term government bonds, Treasury bills, and inflation.

k) Savings and Loan Historical Interest Rates - as published in the U.S. Savings & Loan League Fact Book.


l) Historical data supplied by the research departments of CS First Boston Corporation, the J. P. Morgan companies, Salomon Brothers, Merrill Lynch, Lehman Brothers and Bloomberg L.P.

m) Standard & Poor's(R) 100 Stock Index - an unmanaged index based on the prices of 100 blue-chip stocks, including 92 industrials, one utility, two transportation companies, and 5 financial institutions. The S&P 100 Stock Index is a smaller more flexible index for options trading.

n) Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.


From time to time, advertisements or information for the Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.


Advertisements or information may also compare the Fund's performance to the return on CDs or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of the Fund's fixed-income investments, if any, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of the Fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in the Fund is not insured by any federal, state or private entity.


In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION

The Fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the Fund cannot guarantee that these goals will be met.


The Fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 49 years and now services more than 2.9 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $216 billion in assets under management for more than 5.9 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 121 U.S. based open-end investment companies to the public. The Fund may identify itself by its NASDAQ symbol or CUSIP number.


From time to time, advertisements or information for the Rising Dividends Fund may include a discussion of certain attributes of investing in a fund with an investment philosophy of investing in public companies that constantly raise their dividends and should, over time, also enjoy increases in the price of their stock.


Currently, there are more mutual funds than there are stocks listed on the NYSE. While many of them have similar investment objectives, no two are exactly alike. As noted in the Prospectus, shares of the Fund are generally sold through Securities Dealers. Investment representatives of such Securities Dealers are experienced professionals who can offer advice on the type of investment suitable to your unique goals and needs, as well as the types of risks associated with such investment.

As of January 2, 1998, the principal shareholders of the Fund, beneficial or of record, were as follows:

                               SHARE      PER-
NAME AND ADDRESS              AMOUNT     CENTAGE
----------------------------------------------------

CORPORATE
 QUALIFIED FUND

PaineWebber for the
 benefit of Tecumseh
 Corrugated Box
 Company
707 South Evans
Tecumseh, MI 49286         66,563.484        7%

INVESTMENT GRADE
 FUND - CLASS I

Corelink Financial Inc.
P.O. Box 4054
Concord, CA 94524         837,651.198     16.3%

FTTC Trust Operations
Thomas Cotter I/R
69001578314
P.O. Box 7519
San Mateo, CA 94403       272,103.733      5.3%

Southtrust Bank of  Alabama TTEE
FBO MAIC Holding Co.
420 N. 20th St.
Birmingham, AL 35203      268,787.482      5.2%

INVESTMENT GRADE
 FUND - ADVISOR CLASS

Franklin Resources, Inc.
1850 Gateway Drive
San Mateo, CA 94404       2,329.037        52.8%

William J. Lippman &
Doris Lippman, JT WROS
18 Daniel Drive
Englewood, NJ 07631       2,071.351        46.9%


From time to time, the number of Fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Fund's Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets if you are held personally liable for obligations of the Fund. The Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the Fund and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the Fund's total assets. Thus, the risk of you incurring financial loss on account of shareholder liability is limited to the unlikely circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a Notice of Levy.


SUMMARY OF CODE OF ETHICS. Employees of the Franklin Templeton Group who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations must be sent to a compliance officer and, within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the compliance officer; and
(iii) access persons involved in preparing and making investment decisions must, in addition to (i) and (ii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.


FINANCIAL STATEMENTS


The audited financial statements contained in the Annual Report to Shareholders of the Trust, for the fiscal year ended September 30, 1997, including the auditors' report, are incorporated herein by reference.


USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended



ADVISORY SERVICES - Franklin Advisory Services, Inc., the Fund's investment manager

BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit


CLASS I, CLASS II AND ADVISOR CLASS - The Rising Dividends Fund offers two classes of shares, designated "Class I" and "Class II." The Investment Grade Fund offers two classes of shares, designated "Class I" and "Advisor Class." The classes have proportionate interests in the respective Fund's portfolio. They differ, however, primarily in their sales charge and expense structures. Shares of the Corporate Qualified Fund are considered Class I shares for redemption, exchange and other purposes.


CODE - Internal Revenue Code of 1986, as amended

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter


FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the Fund's administrator

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

LETTER - Letter of Intent


MOODY'S - Moody's Investors Service, Inc.


NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NYSE - New York Stock Exchange


OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge for the Corporate Qualified Fund is 1.50%, for the Investment Grade Fund is 4.25% and for the Rising Dividends Fund is 4.50% for Class I and 1% for Class II.

PROSPECTUS - The prospectus for the Corporate Qualified Fund, the Investment Grade Fund's Class I shares, and the Rising Dividends Fund's Class I and Class II shares dated February 1, 1998, as may be amended from time to time


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

S&P - Standard & Poor's Corporation

SEC - U.S. Securities and Exchange Commission


SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.


U.S. - United States

WE/OUR/US - Unless a different meaning is indicated by the context, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.


APPENDIX

DESCRIPTION OF RATINGS

CORPORATE BOND RATINGS

MOODY'S

AAA - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


AA - Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A - Bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

BAA - Bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BA - Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C - Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating may also reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.


Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


FRANKLIN INVESTMENT
GRADE INCOME FUND -
ADVISOR CLASS
FRANKLIN MANAGED TRUST
STATEMENT OF
ADDITIONAL INFORMATION


FEBRUARY 1, 1998


777 MARINERS ISLAND BLVD., P.O. BOX 7777
SAN MATEO, CA 94403-7777  1-800/DIAL BEN


TABLE OF CONTENTS

How Does the Fund Invest Its Assets? ..........................  2

What Are the Risks of Investing in the Fund?...................  4

Investment Restrictions .......................................  6

Officers and Trustees .........................................  7

Investment Management

 and Other Services ...........................................  9

How Does the Fund Buy
 Securities for Its Portfolio? ................................ 11

How Do I Buy, Sell  and Exchange Shares?....................... 11

How Are Fund Shares Valued?.................................... 13

Additional Information on
 Distributions and Taxes ...................................... 14

The Fund's Underwriter ........................................ 18

How Does the Fund
 Measure Performance?.......................................... 18

Miscellaneous Information ..................................... 20

Financial Statements .......................................... 22

Useful Terms and Definitions .................................. 22

Appendix  Description of Ratings .............................. 22


When reading this SAI, you will see certain terms beginning with capital letters. This means the term is explained under "Useful Terms and Definitions."


The Franklin Investment Grade Income Fund (the "Fund") is a diversified series of Franklin Managed Trust (the "Trust"), an open-end management investment company. The Fund's investment objective is to seek a maximum level of income consistent with prudent exposure to risk. The Fund seeks to achieve its objective by investing in a diversified portfolio of debt securities, most of which will be intermediate-term investment grade issues, and dividend-paying common and preferred stocks.

This SAI  describes  the Fund's  Advisor Class  shares.  The  Prospectus,  dated
February 1, 1998, as may be amended from time to time, contains the basic information you should know before investing in the Fund. For a free copy, call 1-800/DIAL BEN.

THIS SAI IS NOT A PROSPECTUS. IT CONTAINS INFORMATION IN ADDITION TO AND IN MORE DETAIL THAN SET FORTH IN THE PROSPECTUS. THIS SAI IS INTENDED TO PROVIDE YOU WITH ADDITIONAL INFORMATION REGARDING THE ACTIVITIES AND OPERATIONS OF THE FUND, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

o ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

o ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;

o ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.



HOW DOES THE FUND INVEST ITS ASSETS?

The following provides more detailed information about some of the securities the Fund may buy and its investment policies. You should read it together with the section in the Prospectus entitled "How Does the Fund Invest Its Assets?"


OPTIONS ON SECURITIES. To earn additional income, the Fund may write (i.e., sell) covered call and put options. A call option written by the Fund obligates the Fund to sell specified securities to the holder of the option at a specified price at any time before the expiration date. All call options written by the Fund are covered, which means that the Fund will own the securities subject to the option (or comparable securities satisfying the cover requirements of the securities exchanges) so long as the option is outstanding and the Fund has not terminated its obligation with a closing purchase transaction, as explained below. While the purpose of writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone, the Fund may forego the opportunity to profit from an increase in the market price of the underlying security.


A put option written by the Fund obligates the Fund to purchase specified securities from the option holder at a specified price at any time before the expiration date. All put options written by the Fund are covered, which means that the Fund has deposited with its custodian bank cash, U.S. government securities or other liquid securities with a value at least equal to the exercise price of the put option. The purpose of writing these options is to generate additional income. In return for the option premium, however, the Fund accepts the risk that it will be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund will pay brokerage commissions or spreads in connection with its options transactions, as well as for purchases and sales of underlying securities. The writing of options could result in significant increases in the Fund's portfolio turnover rate. See "What Are the Risks of Investing in the Fund? - Options and Options on Futures Contracts."


OPTIONS ON FUTURES. For bona fide hedging purposes, the Fund may purchase put and call options on interest rate futures contracts which are traded on exchanges licensed and regulated by the Commodities Futures Trading Commission ("CFTC") for the purposes of options trading. A "call" option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A "put" option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position) for a specified exercise price at any time before the option expires. Interest rate futures contracts are contracts for the future delivery of U.S. government securities and index-based futures contracts that are, in the opinion of Advisory Services, sufficiently correlated with the Fund's portfolio to permit effective hedging against adverse changes in interest rates.

Upon the exercise of a call option, the writer of the option is obligated to sell the futures contract (i.e., to deliver a "long" position to the Fund as the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put option, the writer of the option is obligated to purchase the futures contract (i.e., deliver a "short" position to the Fund as the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market.

The Fund is entitled to be paid the amount of any gain realized by it with respect to any option it has purchased upon the exercise of the option. Most participants in the options markets, however, do not seek to realize their gains or losses by exercise of their options rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid. The Fund's ability to establish and close out options positions at fairly established prices is subject to the maintenance of a liquid market.

Options on futures can be used by the Fund to hedge the same risks as might be hedged by the direct purchase or sale of the underlying futures contracts. If the Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But, in contrast to a futures transaction in which only transaction costs are involved, the benefits received in an option transaction will be reduced by the amount of the premium and transaction costs paid by the Fund. There may also be circumstances when the purchase of an option on an interest rate futures contract would result in a loss to the Fund when the purchase (or sale) of the futures contract itself would not result in a loss, such as when there is no movement in the price of the futures contract or the underlying security. In the event of an adverse market movement, however, the Fund will not be subject to a risk of loss on the option transaction beyond the price of the premium paid, plus any transaction costs.


At the time the Fund enters into an option on a futures contract, it will maintain, with its custodian bank, assets in a segregated account to cover its obligations with respect to such contract to the extent required by SEC rules. These securities may consist of cash, cash equivalents or high quality debt securities from its portfolio, in an amount equal to the difference between the fluctuating market value of such futures contract and the aggregate value of the initial and variation margin payments made by the Fund with respect to such futures contract.


LIMITATIONS ON FUTURES TRANSACTIONS. The Fund has represented to the CFTC that it will purchase options on interest rate futures contracts solely for bona fide hedging purposes within the meaning of CFTC regulations. The Fund has also represented to the CFTC that it will not purchase any options on interest rate futures contracts if, as a result, the sum of premiums paid for the options the Fund has purchased would exceed 5% of the Fund's total assets. This limitation on the Fund's options transactions is not fundamental and may be changed by the Board as the CFTC permits.


FOREIGN SECURITIES. Investments in debt securities issued by foreign corporations, governments and their instrumentalities, and by supranational entities offer potential benefits not available from investments solely in securities issued by the U.S. government. These benefits include the opportunity to invest in foreign countries with economic policies or business cycles different from those of the U.S., or the opportunity to reduce fluctuations in portfolio value by taking advantage of foreign markets that do not move in a manner parallel to U.S. markets.


PUTABLE BONDS. When purchasing obligations that entitle a holder to require the obligor to redeem the securities at the holder's option on a date or dates prior to the final stated maturity ("putable" bonds), the Fund may consider the optional redemption date or dates as the effective maturity of the obligations. When purchasing obligations that require the obligor to periodically prepay portions of the obligation prior to the stated final maturity (whether by operation of a fixed known pro rata sinking fund or, as in collateralized securities, by the periodic passing through of variable payments made to the issuer on the underlying collateral), the expected average life or average term of the investment may also be deemed to be its effective maturity. This is not a fundamental policy of the Fund and may be changed by the Board.


ADDITIONAL INFORMATION ON RATES OF RETURN. Since 1926 bonds have typically provided a return averaging about 2% above the inflation rate. The following table demonstrates the real rate of return from corporate bonds rated "A" by Moody's over the past ten years. Investors should note that the Fund's portfolio is not comprised exclusively of such bonds. Accordingly, the table is for illustrative purposes only. The table is not indicative of the Fund's past, present or future performance. Moreover, historical returns are not indicative of future returns. The source of this information is the U.S. Bureau of Labor Statistics and Lehman Brothers:

               REAL RATES OF RETURN
          ------------------------------------
              LEHMAN
             BROTHERS                   REAL
             CORPORATE    INFLATION    RATE OF
           A BOND INDEX* RATE (CPI)**  RETURN
----------------------------------------------
1987           2.49%        4.43%     -1.86%
1988           8.78         4.42       4.18
1989          14.15         4.65       9.08
1990           7.33         6.11       1.15
1991          18.70         3.06      15.18
1992           8.80         2.90       5.73
1993          12.01         2.75       9.01
1994          -4.23         2.67      -6.72
1995          22.41         2.54      19.38
1996           3.17         3.32      -0.15
----------------------------------------------
Average        9.36         3.69       5.50

*Lehman Brothers Corporate A Bond Index. Investors cannot invest directly in an index.


**Inflation  rate is  demonstrated  by annual rates of the Consumer  Price Index
(CPI).


LOANS OF PORTFOLIO SECURITIES. Consistent with procedures approved by the Board and subject to the following conditions, the Fund may lend its portfolio securities to qualified securities dealers or other institutional investors, if such loans do not exceed 30% of the value of the Fund's total assets at the time of the most recent loan. The Fund currently intends to limit its lending of securities to no more than 5% of its total assets. The borrower must deposit with the Fund's custodian bank collateral with an initial market value of at least 102% of the market value of the securities loaned, including any accrued interest, with the value of the collateral and loaned securities marked-to-market daily to maintain collateral coverage of at least 100%. This collateral shall consist of cash, securities issued by the U.S. government, its agencies or instrumentalities, or irrevocable letters of credit. The lending of securities is a common practice in the securities industry. The Fund may engage in security loan arrangements with the primary objective of increasing the Fund's income either through investing cash collateral in short-term interest-bearing obligations or by receiving a loan premium from the borrower. Under the securities loan agreement, the Fund continues to be entitled to all dividends or interest on any loaned securities. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially.


The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. Loans are subject to termination at the option of the Fund or the borrower at any time, including when necessary to enable the Fund to be the record owner for each dividend paid by the issuer thereof. The Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?

HIGH YIELD SECURITIES. Because the Fund may invest up to 5% of its assets in securities below investment grade, an investment in the Fund may be subject to a higher degree of risk than an investment in a fund that does not have the authority to invest in securities below investment grade. You should consider the increased risk of loss to principal that is present with an investment in higher risk securities, such as those in which the Fund may invest. Accordingly, an investment in the Fund should not be considered a complete investment program and should be carefully evaluated for its appropriateness in light of your overall investment needs and goals.

The market value of high yield, lower-quality fixed-income securities, commonly known as junk bonds, tends to reflect individual developments affecting the issuer to a greater degree than the market value of higher-quality securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality securities also tend to be more sensitive to economic conditions than higher-quality securities.

Issuers of high yield, fixed-income securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, the risk associated with buying the securities of these issuers is generally greater than the risk associated with higher-quality securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of lower-quality securities may experience financial stress and may not have sufficient cash flow to make interest payments. The issuer's ability to make timely interest and principal payments may also be adversely affected by specific developments affecting the issuer, including the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing.

The risk of loss due to default may also be considerably greater with lower-quality securities because they are generally unsecured and are often subordinated to other creditors of the issuer. If the issuer of a security in the Fund's portfolio defaults, the Fund may have unrealized losses on the security, which may lower the Fund's Net Asset Value. Defaulted securities tend to lose much of their value before they default. Thus, the Fund's Net Asset Value may be adversely affected before an issuer defaults. In addition, the Fund may incur additional expenses if it must try to recover principal or interest payments on a defaulted security.

High yield, fixed-income securities frequently have call or buy-back features that allow an issuer to redeem the securities from the Fund. Although these securities are typically not callable for a period of time, usually for three to five years from the date of issue, if an issuer calls its securities during periods of declining interest rates, Advisory Services may find it necessary to replace the securities with lower-yielding securities, which could result in less net investment income for the Fund. The premature disposition of a high yield security due to a call or buy-back feature, the deterioration of an issuer's creditworthiness, or a default by an issuer may make it more difficult for the Fund to manage the timing of its income. Under the Code and U.S. Treasury regulations, the Fund may have to accrue income on defaulted securities and distribute the income to shareholders for tax purposes, even though the Fund is not currently receiving interest or principal payments on the defaulted securities. To generate cash to satisfy these distribution requirements, the Fund may have to sell portfolio securities that it otherwise may have continued to hold or use cash flows from other sources, such as the sale of Fund shares.

Lower-quality, fixed-income securities may not be as liquid as higher-quality securities. Reduced liquidity in the secondary market may have an adverse impact on market price of a security and on the Fund's ability to sell a security in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, or if necessary to meet the Fund's liquidity needs. Reduced liquidity may also make it more difficult to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio.

The Fund may buy high yield, fixed-income securities that are sold without registration under the federal securities laws and therefore carry restrictions on resale. While many high yielding securities have been sold with registration rights, covenants and penalty provisions for delayed registration, if the Fund is required to sell restricted securities before the securities have been registered, it may be deemed an underwriter of the securities under the Securities Act of 1933, which entails special responsibilities and liabilities. The Fund may also incur special costs in disposing of restricted securities, although the Fund will generally not incur any costs when the issuer is responsible for registering the securities.

The Fund may buy high yield, fixed-income securities during an initial underwriting. These securities involve special risks because they are new issues. Advisory Services will carefully review their credit and other characteristics. The Fund has no arrangement with its underwriter or any other person concerning the acquisition of these securities.

The high yield securities market is relatively new and much of its growth before 1990 paralleled a long economic expansion. The recession that began in 1990 disrupted the market for high yield securities and adversely affected the value of outstanding securities, as well as the ability of issuers of high yield securities to make timely principal and interest payments. Although the economy has improved and high yield securities have performed more consistently since that time, the adverse effects previously experienced may reoccur. For example, the highly publicized defaults on some high yield securities during 1989 and 1990 and concerns about a sluggish economy that continued into 1993 depressed the prices of many of these securities. While market prices may be temporarily depressed due to these factors, the ultimate price of any security generally reflects the true operating results of the issuer. Factors adversely impacting the market value of high yield securities may lower the Fund's Net Asset Value.

The Fund relies on Advisory Services' judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, Advisory Services takes into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.

FOREIGN SECURITIES. The Fund's investment in debt securities of foreign governments presents special risks and considerations not typically associated with investments in securities issued by the U.S. government. These risks include: reductions of income as a result of foreign taxes; fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations (e.g., currency blockage); transaction charges for currency exchange; lack of information about foreign governments; lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to the U.S. government; less volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity on foreign markets than in the U.S.; less regulation of foreign issuers, stock exchanges and brokers than in the U.S.; greater difficulty in commencing lawsuits; higher brokerage commission rates than in the U.S.; increased risk of delays in settlement of portfolio transactions or loss of certificates for portfolio securities because of the lesser speed and reliability of mail service; possibilities of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and differences (which may be favorable or unfavorable) between the U.S. economy and foreign economies.


Investments in foreign securities where delivery takes place outside the U.S. will be made in compliance with applicable U.S. and foreign currency restrictions and other laws limiting the amount and type of foreign investments.


OPTIONS AND OPTIONS ON FUTURES CONTACTS. One of the principal risks associated with the Fund's options activities is the risk that a liquid secondary market on an options exchange may not exist for any particular option at any particular time. For some options no secondary market may exist on an exchange or elsewhere. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying securities. The Fund expects to purchase and write only exchange traded options until such time as Advisory Services determines that the over-the-counter market in options is sufficiently developed.

The principal risk with options on futures contracts, as discussed above in connection with options on securities, is the possibility that no liquid market for the option will exist to permit the Fund to establish and close out its positions.


INVESTMENT RESTRICTIONS


The Fund has adopted the following restrictions as fundamental policies (unless otherwise noted). These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of the Fund or (ii) 67% or more of the shares of the Fund present at a shareholder meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy, whichever is less. The Fund may not:


 1. Invest in the securities of any one issuer (other than the U.S. government and its agencies and instrumentalities), if immediately after and as a result of such investment (a) more than 5% of the total assets of the Fund would be invested in such issuer or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund.

 2. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) through the lending of its portfolio securities as described above and in its Prospectus, or (c) to the extent the entry into a repurchase agreement is deemed to be a loan.

 3. (a) Borrow money, except temporarily for extraordinary or emergency purposes from a bank and then not in excess of 15% of its total assets (at the lower of cost or fair market value) or (b) mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings, and no additional investments may be made while any such borrowings are in excess of 5% of total assets.

 4. Purchase securities on margin, sell securities short, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

 5. Buy or sell  interests in oil,  gas or mineral  exploration  or  development
programs,   or  real  estate.  (Does  not  preclude  investments  in  marketable securities of companies engaged in such activities.)

 6. Purchase or hold securities of any issuer if, at the time of purchase or thereafter, any of the trustees or officers of the Trust or Advisory Services owns beneficially more than one-half of 1%, and all such trustees or officers holding more than one-half of 1% together own beneficially more than 5% of the issuer's securities.

 7. Invest more than 5% of the value of its total assets in securities of any issuer which has not had a record, together with predecessors, of at least three years of continuous operation. (This is an operating policy which may be changed without shareholder approval.)

 8. Purchase or sell commodities or commodity contracts or invest in put, call, straddle or spread options. (Does not preclude bona fide hedging transactions by the Fund, including the purchase or sale of options and options on futures contracts.)

 9. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets. (This is an operating policy which may be changed without shareholder approval.)

10. Invest more than 10% of its assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable, and repurchase agreements with more than seven days to maturity.

11. Invest in any issuer for purposes of exercising control or management.

12. Invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities.)

13. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into repurchase transactions. (This is an operating policy which may be changed without shareholder approval.)

OTHER POLICIES. Pursuant to an undertaking given to the Texas State Securities Board, the Fund may not invest in excess of 5% of the value of the Fund's net assets in warrants. No more than 2% of the value of the Fund's net assets may be invested in warrants (valued at the lower of cost or market) which are not listed on the New York or American Stock Exchanges. Warrants acquired by the Fund in units or attached to securities will be deemed to be without value.


If a bankruptcy or other extraordinary event occurs concerning a particular security owned by the Fund, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. In this case, the Fund intends to dispose of the investment as soon as practicable while maximizing the return to shareholders.

If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.


OFFICERS AND TRUSTEES


The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities. The
Board, in turn, elects the officers of the Fund who are responsible for administering the Fund's day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the Fund under the 1940 Act are indicated by an asterisk (*).

                         Positions and Offices    Princpal Occupation
Name, Age and Address    with the Trust           During the Past Five Years

 Frank T. Crohn (73)     Trustee
 7251 West Palmetto Park Road
 Boca Raton, FL 33433

Chairman, Financial Benefit Life Insurance Company; Director, Unity Mutual Life Insurance Company and AmVestors Financial Corporation; and trustee of three of the investment companies in the Franklin Templeton Group of Funds.

*William J. Lippman (72)      President,
 One Parker Plaza             Chief Executive
 Fort Lee, NJ 07024           Officer
                              and Trustee

Senior Vice President, Franklin Resources, Inc. and Franklin Management, Inc.; President and Director, Franklin Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of seven of the investment companies in the Franklin Templeton Group of Funds.

 Charles Rubens II (67)  Trustee
 18 Park Road
 Scarsdale, NY 10583

Private investor; and trustee of three of the investment companies in the Franklin Templeton Group of Funds.

 Leonard Rubin (72)      Trustee
 2 Executive Drive
 Suite 560
 Fort Lee, NJ 07024

Partner in LDR Equities, LLC (manages various personal investments); Vice President, Trimtex Co., Inc. (manufactures and markets specialty fabrics); and trustee or director, as the case may be, of four of the investment companies in the Franklin Templeton Group of Funds.

 Harmon E. Burns (52)    Vice President
 777 Mariners Island Blvd.
 San Mateo, CA 94404

Executive Vice President, Secretary and Director, Franklin Resources, Inc.; Executive Vice President and Director, Franklin Templeton Distributors, Inc. and Franklin Templeton Services, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 57 of the investment companies in the Franklin Templeton Group of Funds.

 Martin L. Flanagan (37)      Vice President
 777 Mariners Island Blvd.    and Chief
 San Mateo, CA 94404          Financial Officer

Senior Vice President and Chief Financial Officer, Franklin Resources, Inc.; Executive Vice President and Director, Templeton Worldwide, Inc.; Executive Vice President, Chief Operating Officer and Director, Templeton Investment Counsel, Inc.; Senior Vice President and Treasurer, Franklin Advisers, Inc.; Treasurer, Franklin Advisory Services, Inc.; Treasurer and Chief Financial Officer, Franklin Investment Advisory Services, Inc.; President, Franklin Templeton Services, Inc.; Senior Vice President, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of 57 of the investment companies in the Franklin Templeton Group of Funds.

 Deborah R. Gatzek (49)       Vice President
 777 Mariners Island Blvd.    and Secretary
 San Mateo, CA 94404

Senior Vice President and General Counsel, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Services, Inc. and Franklin Templeton Distributors, Inc.; Vice President, Franklin Advisers, Inc. and Franklin Advisory Services, Inc.; Vice President, Chief Legal Officer and Chief Operating Officer, Franklin Investment Advisory Services, Inc.; and officer of 57 of the investment companies in the Franklin Templeton Group of Funds.

 Rupert H. Johnson, Jr. (57)  Vice President
 777 Mariners Island Blvd.
 San Mateo, CA 94404

Executive Vice President and Director, Franklin Resources, Inc. and Franklin Templeton Distributors, Inc.; President and Director, Franklin Advisers, Inc.; Senior Vice President and Director, Franklin Advisory Services, Inc. and Franklin Investment Advisory Services, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 57 of the investment companies in the Franklin Templeton Group of Funds.

 Diomedes Loo-Tam (58)        Treasurer and
 777 Mariners Island Blvd.    Principal
 San Mateo, CA 94404          Accounting
                              Officer

Senior Vice President, Franklin Templeton Services, Inc.; and officer of 34 of the investment companies in the Franklin Templeton Group of Funds.

 Edward V. McVey (60)         Vice President
 777 Mariners Island Blvd.
 San Mateo, CA 94404

Senior  Vice   President  and  National  Sales   Manager,   Franklin   Templeton
Distributors, Inc.; and officer of 30 of the investment companies in the Franklin Templeton Group of Funds.

 R. Martin Wiskemann (71)           Vice President
 777 Mariners Island Blvd.
 San Mateo, CA 94404

Senior Vice President, Portfolio Manager and Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Management, Inc.; Vice President and Director, ILA Financial Services, Inc.; and officer and/or director or trustee, as the case may be, of 17 of the investment companies in the Franklin Templeton Group of Funds.

The table above shows the officers and Board members who are affiliated with Distributors and Advisory Services. Nonaffiliated members of the Board are currently paid $1,800 per quarter plus $900 per meeting attended. As shown above, the nonaffiliated Board members also serve as directors or trustees of other investment companies in the Franklin Templeton Group of Funds. They may receive fees from these funds for their services. The following table provides the total fees paid to nonaffiliated Board members by the Trust and by other funds in the Franklin Templeton Group of Funds.

                                                              NUMBER OF BOARDS
                                              TOTAL FEES      IN THE FRANKLIN
                             TOTAL FEES    RECEIVED FROM THE  TEMPLETON GROUP
                            RECEIVED FROM FRANKLIN TEMPLETON OF FUNDS ON WHICH
 NAME                        THE TRUST*    GROUP OF FUNDS**    EACH SERVES***

 Frank T. Crohn                $10,800        $20,400            3
 Charles Rubens, II            11,700          21,900            3
 Leonard Rubin                 11,700          40,400            4

*For the fiscal year ended September 30, 1997.

**For the calendar year ended December 31, 1997.

***We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members are responsible. The Franklin Templeton Group of Funds currently includes 58 registered investment companies, with approximately 171 U.S. based funds or series.

Nonaffiliated members of the Board are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or Board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

As of January 2, 1998, the officers and Board members, as a group, owned of record and beneficially the following shares of the Fund: approximately 2,071 Advisor Class shares, or 46.9% of the total outstanding Advisor Class shares of the Fund. Many of the Board members also own shares in other funds in the Franklin Templeton Group of Funds.


INVESTMENT MANAGEMENT AND OTHER SERVICES


INVESTMENT MANAGER AND SERVICES PROVIDED. The Fund's investment manager is Advisory Services. Advisory Services provides investment research and portfolio management services, including the selection of securities for the Fund to buy, hold or sell and the selection of brokers through whom the Fund's portfolio transactions are executed. Advisory Services' activities are subject to the review and supervision of the Board to whom Advisory Services renders periodic reports of the Fund's investment activities. Advisory Services and its officers, directors and employees are covered by fidelity insurance for the protection of the Fund.


Advisory Services and its affiliates act as investment manager to numerous other investment companies and accounts. Advisory Services may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by Advisory Services on behalf of the Fund. Similarly, with respect to the Fund, Advisory Services is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that Advisory Services and access persons, as defined by the 1940 Act, may buy or sell for its or their own account or for the accounts of any other fund. Advisory Services is not obligated to refrain from investing in securities held by the Fund or other funds that it manages. Of course, any transactions for the accounts of Advisory Services and other access persons will be made in compliance with the Fund's Code of Ethics. Please see "Miscellaneous Information
- Summary of Code of Ethics."


MANAGEMENT FEES. Under its management agreement, the Fund pays Advisory Services a monthly fee computed at the annual rate of 0.50% on the first $500 million of the average daily net assets of the Fund, 0.45% on the next $500 million of the average daily net assets of the Fund and 0.40% on the average daily net assets of the Fund in excess of $1 billion. The fee is computed at the close of business on the last business day of each month. The management agreement also provides for the payment of $40,000 per year by the Fund to Advisory Services for the provision of certain accounting, bookkeeping and recordkeeping functions for the Fund. Each class of the Fund's shares pays its proportionate share of the management fee.

For the fiscal years ended September, 1995, 1996 and 1997, management fees totaling $144,062, $144,011 and $182,521, respectively, were paid to the investment manager.

MANAGEMENT AGREEMENT. The management agreement is in effect until March 31, 1998. It may continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the management agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The management agreement may be terminated without penalty at any time by the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' written notice to Advisory Services, or by Advisory Services on 60 days' written notice to the Fund, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.


ADMINISTRATIVE SERVICES. Under an agreement with Advisory Services, FT Services provides certain administrative services and facilities for the Fund. These include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements. FT Services is a wholly owned subsidiary of Resources.

Under its administration agreement, Advisory Services pays FT Services a monthly administration fee equal to an annual rate of 0.15% of the Fund's average daily net assets up to $200 million, 0.135% of average daily net assets over $200 million up to $700 million, 0.10% of average daily net assets over $700 million up to $1.2 billion, and 0.075% of average daily net assets over $1.2 billion. The fee is paid by Advisory Services. It is not a separate expense of the Fund.


SHAREHOLDER SERVICING AGENT. Investor Services, a wholly owned subsidiary of Resources, is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account. The Fund may also reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the Fund. The amount of reimbursements for these services per benefit plan participant Fund account per year may not exceed the per account fee payable by the Fund to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York 10286, acts as custodian of the securities and other assets of the Fund. The custodian does not participate in decisions relating to the purchase and sale of portfolio securities.

AUDITORS. Tait, Weller & Baker, Eight Penn Center Plaza, Suite 800, Philadelphia, Pennsylvania 19103, are the Fund's independent auditors. During the fiscal year ended September 30, 1997, their auditing services consisted of rendering an opinion on the financial statements of the Fund included in the Trust's Annual Report to Shareholders for the fiscal year ended September 30, 1997.

HOW DOES THE FUND BUY SECURITIES FOR ITS PORTFOLIO?


Since most purchases by the Fund are principal transactions at net prices, the Fund incurs little or no brokerage costs. The Fund deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The Fund seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.


It is not possible to place a dollar value on the special executions or on the research services Advisory Services receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits Advisory Services to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, Advisory Services and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Fund's officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.


Because Distributors is a member of the NASD, it may sometimes receive certain fees when the Fund tenders portfolio securities pursuant to a tender-offer solicitation. As a means of recapturing brokerage for the benefit of the Fund, any portfolio securities tendered by the Fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to Advisory Services will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of the Fund and one or more other investment companies or clients supervised by Advisory Services are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by Advisory Services, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. In other cases it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.


During the fiscal years ended September 30, 1995, 1996 and 1997, the Fund paid no brokerage commissions.

As of September 30, 1997, the Fund did not own securities of its regular broker-dealers.


HOW DO I BUY, SELL AND EXCHANGE SHARES?

ADDITIONAL INFORMATION ON BUYING SHARES


The Fund continuously offers its shares through Securities Dealers who have an agreement with Distributors. Securities laws of states where the Fund offers its shares may differ from federal law. Banks and financial institutions that sell shares of the Fund may be required by state law to register as Securities Dealers.


When you buy shares, if you submit a check or a draft that is returned unpaid to the Fund we may impose a $10 charge against your account for each returned item.


OTHER PAYMENTS TO SECURITIES DEALERS. Distributors and/or its affiliates provide financial support to various Securities Dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a Securities Dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a Securities Dealer's support of, and participation in, Distributors' marketing programs; a Securities Dealer's compensation programs for its registered representatives;
and the extent of a Securities Dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to Securities Dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain Securities Dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the NASD's rules.


REINVESTMENT DATE. Shares acquired through the reinvestment of dividends will be purchased at the Net Asset Value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date"). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.

ADDITIONAL INFORMATION ON EXCHANGING SHARES

If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be exchanged into the new fund and will be invested at Net Asset Value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange is included in the tax section in this SAI and in the Prospectus.


If a substantial number of shareholders should, within a short period, sell their shares of the Fund under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is the Fund's general policy to initially invest this money in short-term, interest-bearing money market instruments, unless it is believed that attractive investment opportunities consistent with the Fund's investment objective exist immediately. This money will then be withdrawn from the short-term, money market instruments and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.


The proceeds from the sale of shares of an investment company are generally not available until the fifth business day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that fifth business day. The sale of Fund shares to complete an exchange will be effected at Net Asset Value at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in the Prospectus.

ADDITIONAL INFORMATION ON SELLING SHARES


SYSTEMATIC WITHDRAWAL PLAN. There are no service charges for establishing or maintaining a systematic withdrawal plan. Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled. If the 25th falls on a weekend or holiday, we will process the redemption on the next business day.


Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

The Fund may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the Fund receives notification of the shareholder's death or incapacity.

THROUGH YOUR SECURITIES DEALER. If you sell shares through your Securities Dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from your dealer's failure to do so must be settled between you and your Securities Dealer.

REDEMPTIONS IN KIND. The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

GENERAL INFORMATION

If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at Net Asset Value until we receive new instructions.


Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Fund nor its affiliates will be liable for any loss caused by your failure to cash such checks.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.


All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.


SPECIAL SERVICES. Investor Services may pay certain financial institutions that maintain omnibus accounts with the Fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the Fund may reimburse Investor Services an amount not to exceed the per account fee that the Fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.


Certain   shareholder   servicing  agents  may  be  authorized  to  accept  your
transaction request.


HOW ARE FUND SHARES VALUED?

We calculate the Net Asset Value per share as of the close of the NYSE, normally 1:00 p.m. Pacific time, each day that the NYSE is open for trading. As of the date of this SAI, the Fund is informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


For the purpose of determining the aggregate net assets of the Fund, cash and receivables are valued at their realizable amounts. Interest is recorded as accrued and dividends are recorded on the ex-dividend date. Portfolio securities listed on a securities exchange or on the NASDAQ National Market System for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, within the range of the most recent quoted bid and ask prices. Over-the-counter portfolio securities are valued within the range of the most recent quoted bid and ask prices. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market as determined by Advisory Services.

Portfolio securities underlying actively traded call options are valued at their market price as determined above. The current market value of any option held by the Fund is its last sale price on the relevant exchange before the time when assets are valued. Lacking any sales that day or if the last sale price is outside the bid and ask prices, options are valued within the range of the current closing bid and ask prices if the valuation is believed to fairly reflect the contract's market value.


The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the close of trading on the NYSE, if that is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the foreign security is valued within the range of the most recent quoted bid and ask prices. Occasionally events that affect the values of foreign securities and foreign exchange rates may occur between the times at which they are determined and the close of the exchange and will, therefore, not be reflected in the computation of the Net Asset Value. If events materially affecting the values of these foreign securities occur during this period, the securities will be valued in accordance with procedures established by the Board.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the Net Asset Value is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the Net Asset Value. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the Board.


Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board. With the approval of the Board, the Fund may utilize a pricing service, bank or Securities Dealer to perform any of the above described functions.

ADDITIONAL INFORMATION ON
DISTRIBUTIONS AND TAXES

DISTRIBUTIONS


DISTRIBUTIONS OF NET INVESTMENT INCOME. The Fund receives income generally in the form of interest, original issue, market and acquisition discount, and other income derived from its investments. This income, less expenses incurred in the operation of the Fund, constitutes its net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

DISTRIBUTIONS OF CAPITAL GAINS. The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from long-term capital gains realized by the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net short-term or long-term capital gains realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year, and may be distributed more frequently if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Under the Taxpayer Relief Act of 1997 (the "1997 Act"), the Fund is required to report the capital gain distributions paid to you from gains realized on the sale of portfolio securities using the following categories:

"28% RATE GAINS": gains resulting from securities sold by the Fund after July 28, 1997, that were held for more than one year but not more than 18 months, and securities sold by the Fund before May 7, 1997, that were held for more than one year. These gains will be taxable to individual investors at a maximum rate of 28%.

"20% RATE GAINS": gains resulting from securities sold by the Fund after July 28, 1997, that were held for more than 18 months, and under a transitional rule, securities sold by the Fund between May 7 and July 28, 1997, (inclusive) that were held for more than one year. These gains will be taxable to individual investors at a maximum rate of 20% for individual investors in the 28% or higher federal income tax brackets, and at a maximum rate of 10% for investors in the 15% federal income tax bracket.

The 1997 Act also provides for a new maximum rate of tax on capital gains of 18% for individuals in the 28% or higher federal income tax brackets and 8% for individuals in the 15% federal income tax bracket for "qualified 5-year gains." For individuals in the 15% bracket, qualified 5-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individuals who are subject to tax at higher rates, qualified 5-year gains are net gains on securities which are purchased after December 31, 2000, and are held for more than 5 years. Taxpayers subject to tax at the higher rates may also make an election for shares held on January 1, 2001, to recognize gain on their shares in order to qualify such shares as qualified 5-year property.

The Fund will advise you at the end of each calendar year of the amount of its capital gain distributions paid during the calendar year that qualify for these maximum federal tax rates. Additional information on reporting these distributions on your personal income tax returns is available in Franklin Templeton's Tax Information Handbook. This handbook has been revised to include 1997 Act tax law changes, and may be obtained by calling the Fund Information Department. Questions concerning each investor's personal tax reporting should be addressed to the investor's personal tax advisor.

CERTAIN DISTRIBUTIONS PAID IN JANUARY. Distributions which are declared in October, November or December and paid to you in January of the following year, will be treated for tax purposes as if they had been received by you on December 31 of the year in which they were declared. The Fund will report this income to you on your Form 1099-DIV for the year in which these distributions were declared.

EFFECT OF FOREIGN INVESTMENTS ON DISTRIBUTIONS. Most foreign exchange gains realized on the sale of debt instruments are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized by the Fund on the sale of debt instruments are generally treated as ordinary losses by the Fund. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS. The Fund will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. If you have not held Fund shares for a full year, you may have designated and distributed to you as ordinary income or capital gain a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

TAXES

Election to be Taxed as a Regulated Investment Company. The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to you. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's available earnings and profits.

In order to qualify as a regulated investment company for tax purposes, the Fund must meet certain specific requirements, including:

o The Fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund's total assets, and, with respect to 50% of the Fund's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Fund's total assets;

o The Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and

o The Fund must distribute to its shareholders at least 90% of its net investment income and net tax-exempt income for each of its fiscal years.

EXCISE TAX DISTRIBUTION REQUIREMENTS. The Code requires the Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the twelve month period ending October 31 (in addition to undistributed amounts from the prior year) to you by December 31 of each year in order to avoid federal excise taxes. The Fund intends to declare and pay sufficient dividends in December (or in January that are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

REDEMPTION OF FUND SHARES. Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. The tax law requires that you recognize a gain or loss in an amount equal to the difference between your tax basis and the amount you received in exchange for your shares, subject to the rules described below. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss, and will be long-term for federal income tax purposes if you have held your shares for more than one year at the time of redemption or exchange. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares. The holding periods and categories of capital gain that apply under the 1997 Act are described above in the "Distributions" section.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you purchase other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you purchase.

DEFERRAL OF BASIS. All or a portion of the sales charge that you paid for your shares in the Fund will be excluded from your tax basis in any of the shares sold within 90 days of their purchase (for the purpose of determining gain or loss upon the sale of such shares) if you reinvest the sales proceeds in the Fund or in another fund in the Franklin Templeton Funds, and the sales charge that would otherwise apply to your reinvestment is reduced or eliminated. The portion of the sales charge excluded from your tax basis in the shares sold will equal the amount that the sales charge is reduced on your reinvestment. Any portion of the sales charge excluded from your tax basis in the shares sold will be added to the tax basis of the shares you acquire from your reinvestment.

U.S. GOVERNMENT OBLIGATIONS. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investments in GNMA/FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. At the end of each calendar year, the Fund will provide you with the percentage of any dividends paid that may qualify for tax-free treatment on your personal income tax return. You should consult with your own tax advisor to determine the application of your state and local laws to these distributions. Because the rules on exclusion of this income are different for corporations, corporate shareholders should consult with their corporate tax advisors about whether any of their distributions may be exempt from corporate income or franchise taxes.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS. Because the Fund's income is derived primarily from interest rather than dividends, no portion of its distributions will generally be eligible for the corporate dividends-received deduction. None of the dividends paid by the Fund for the most recent calendar year qualified for such deduction, and it is anticipated that none of the current year's dividends will so qualify.

INVESTMENT IN COMPLEX SECURITIES. The Fund's investment in options and futures contracts, including transactions involving actual or deemed short sales or foreign exchange gains or losses are subject to many complex and special tax rules. Over-the-counter options on debt securities will be subject to tax under
Section 1234 of the Code, generally producing a long-term or short-term capital gain or loss upon exercise, lapse, or closing out of the option or sale of the underlying security. Certain other options and futures contracts entered into by the Fund are generally governed by Section 1256 of the Code. These "Section 1256" positions generally include listed options on debt securities, options on broad-based stock indexes, options on securities indexes, options on futures contracts, regulated futures contracts and certain foreign currency contracts and options thereon.

Absent a tax election to the contrary, each such Section 1256 position held by the Fund will be marked-to-market (i.e., treated as if it were sold for fair market value) on the last business day of the Fund's fiscal year (and on other dates as prescribed by the Code), and all gain or loss associated with fiscal year transactions and mark-to-market positions at fiscal year end (except certain currency gain or loss covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Under legislation pending in technical corrections to the 1997 Act, the 60% long-term capital gain portion will qualify as 20% rate gain and will be subject to tax to individual investors at a maximum rate of 20% for investors in the 28% or higher federal income tax brackets, or at a maximum rate of 10% for investors in the 15% federal income tax bracket. While foreign currency is marked-to-market at year end, gain or loss realized as a result will always be ordinary. Even though marked-to-market, gains and losses realized on foreign currency and foreign security investments will generally be treated as ordinary income. The effect of Section 1256 mark-to-market rules may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-term capital losses within the Fund. The acceleration of income on Section 1256 positions may require the Fund to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, the Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources, such as the sale of Fund shares. In these ways, any or all of these rules may affect the amount, character and timing of income distributed to you by the Fund.

When the Fund holds an option or contract which substantially diminishes the Fund's risk of loss with respect to another position of the Fund (as might occur in some hedging transactions), this combination of positions could be treated as a "straddle" for tax purposes, possibly resulting in deferral of losses, adjustments in the holding periods and conversion of short-term capital losses into long-term capital losses. The Fund may make certain tax elections for mixed straddles (i.e., straddles comprised of at least one Section 1256 position and at least one non-Section 1256 position) which may reduce or eliminate the operation of these straddle rules.

The 1997 Act has also added new provisions for dealing with transactions that are generally called "Constructive Sale Transactions." Under these rules, the Fund must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. The Fund will generally be treated as making a constructive sale when it: 1) enters into a short sale on the same property, 2) enters into an offsetting notional principal contract, or 3) enters into a futures contract to deliver the same or substantially similar property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

Distributions paid to you by the Fund of ordinary income and short-term capital gains arising from the Fund's investments, including investments in options and futures contracts, will be taxable to you as ordinary income. The Fund will monitor its transactions in such options and contracts and may make certain other tax elections in order to mitigate the effect of the above rules.

INVESTMENTS IN FOREIGN CURRENCIES AND FOREIGN SECURITIES. The Fund is authorized to invest in foreign currency denominated securities. Such investments, if made, will have the following additional tax consequences:

Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time the Fund accrues income (including dividends), or accrues expenses which are denominated in a foreign currency, and the time the Fund actually collects such income or pays such expenses generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures, forward contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of its disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's net investment company taxable income, which, in turn, will affect the amount of income to be distributed to you by the Fund.

If the Fund's Section 988 losses exceed the Fund's other net investment company taxable income during a taxable year, the Fund generally will not be able to make ordinary dividend distributions to you for that year, or distributions made before the losses were realized will be recharacterized as return of capital distributions for federal income tax purposes, rather than as an ordinary dividend or capital gain distribution. If a distribution is treated as a return of capital, your tax basis in your Fund shares will be reduced by a like amount (to the extent of such basis), and any excess of the distribution over your tax basis in your Fund shares will be treated as capital gain to you.

CONVERSION TRANSACTIONS. Gains realized by a Fund from transactions that are deemed to be "conversion transactions" under the Code, and that would otherwise produce capital gain may be recharacterized as ordinary income to the extent that such gain does not exceed an amount defined as the "applicable imputed income amount." A conversion transaction is any transaction in which substantially all of the Fund's expected return is attributable to the time value of the Fund's net investment in such transaction, and any one of the following criteria are met:

1) there is an acquisition of property with a substantially contemporaneous agreement to sell the same or substantially identical property in the future;

2) the transaction is an applicable straddle;

3) the transaction was marketed or sold to the Fund on the basis that it would have the economic characteristics of a loan but would be taxed as capital gain; or

4) the transaction is specified in Treasury regulations to be promulgated in the future.

The applicable imputed income amount, which represents the deemed return on the conversion transaction based upon the time value of money, is computed using a yield equal to 120 percent of the applicable federal rate, reduced by any prior recharacterizations under this provision or the provisions of Section 263(g) of the Code dealing with capitalized carrying costs.

Investments in Original Issue Discount (OID) and Market Discount (MD) Bonds. The Fund's investments in bonds issued or acquired at a discount may cause the Fund to recognize income and make distributions to you prior to its receipt of cash payments. The Fund is required to accrue as income a portion of the discount at which these securities were issued, and to distribute such income each year (as ordinary dividends) in order to maintain its qualification as a regulated investment company and to avoid income reporting and excise taxes at the Fund level. Bonds acquired in the secondary market for a price less than their stated redemption price, or revised issue price in the case of a bond having OID, are said to have been acquired with market discount. For these bonds, the Fund may elect to accrue market discount on a current basis, in which case the Fund will be required to distribute any such accrued discount. If the Fund does not elect to accrue market discount into income currently, gain recognized on sale will be recharacterized as ordinary income instead of capital gain to the extent of any accumulated market discount on the obligation.

DEFAULTED OBLIGATIONS. The Fund may be required to accrue income on defaulted obligations and to distribute such income to you even though it is not currently receiving interest or principal payments on such obligations. In order to generate cash to satisfy these distribution requirements, the Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares.


THE FUND'S UNDERWRITER


Pursuant to an underwriting agreement, Distributors acts as principal underwriter in a continuous public offering of the Fund's shares. The underwriting agreement will continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the underwriting agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 90 days' written notice.


Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.


Distributors does not receive compensation from the Fund for acting as underwriter of the Fund's Advisor Class shares.

HOW DOES THE FUND MEASURE PERFORMANCE?

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return and current yield quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. If a Rule 12b-1 plan is adopted, performance figures reflect fees from the date of the plan's implementation.

For periods before January 1, 1997, standardized performance quotations for Advisor Class are calculated by substituting Class I performance for the relevant time period, excluding the effect of Class I's maximum initial sales charge, and including the effect of the Rule 12b-1 fees applicable to Class I shares of the Fund. For periods after January 1, 1997, standardized performance quotations for Advisor Class are calculated as described below.

An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.


TOTAL RETURN


Average Annual Total Return. Average annual total return is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends and capital gain distributions are reinvested at Net Asset Value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum front-end sales charge currently in effect.

The average annual total return for Advisor Class for the one-, five- and ten-year periods ended September 30, 1997, was 5.74%, 4.94% and 7.45%, respectively.

These figures were calculated according to the SEC formula:


                  n
            P(1+T)  = ERV

where:

P = a hypothetical initial payment of $1,000

T = average annual total return

n = number of years


ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period

CUMULATIVE TOTAL RETURN. Like average annual total return, cumulative total return assumes income dividends and capital gain distributions are reinvested at Net Asset Value. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return over the periods indicated above. The cumulative total return for Advisor Class for the one-, five- and ten-year periods ended September 30, 1997, was 5.74%, 27.23% and 105.21%, respectively.


YIELD


CURRENT YIELD. Current yield shows the income per share earned by the Fund. It is calculated by dividing the net investment income per share earned during a 30-day base period by the Net Asset Value per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period. The yield for Advisor Class for the 30-day period ended September 30, 1997, was 4.82%.

These figures were obtained using the following SEC formula:


                         6
     Yield = 2 [(a-b + 1)  - 1]
                ----
                 cd

where:

a = dividends and interest earned during the period

b = expenses accrued for the period (net of reimbursements)

c = the average daily number of shares outstanding during the period that were entitled to receive dividends

d = the Net Asset Value per share on the last day of the period

CURRENT DISTRIBUTION RATE


Current yield, which is calculated according to a formula prescribed by the SEC, is not indicative of the amounts which were or will be paid to shareholders of the Fund. Amounts paid to shareholders are reflected in the quoted current distribution rate. The current distribution rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current Net Asset Value. The current distribution rate differs from the current yield computation because it may include distributions to shareholders from sources other than dividends and interest, such as premium income from option writing and short-term capital gains, and is calculated over a different period of time. The current distribution rate for Advisor Class for the 30-day period ended September 30, 1997, was 4.56%.


VOLATILITY

Occasionally  statistics  may be used to show  the  Fund's  volatility  or risk.
Measures of volatility or risk are generally used to compare the Fund's Net Asset Value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of Net Asset Value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

OTHER PERFORMANCE QUOTATIONS



Sales literature referring to the use of the Fund as a potential investment for Individual Retirement Accounts (IRAs), Business Retirement Plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.


The Fund may include in its advertising or sales material information relating to investment objectives and performance results of funds belonging to the Franklin Templeton Group of Funds. Resources is the parent company of the advisors and underwriter of the Franklin Templeton Group of Funds.


COMPARISONS


To help you better evaluate how an investment in the Fund may satisfy your investment objective, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:


a) Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

b) CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

c) Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk, and total return for mutual funds.


d) Financial publications:  The Wall Street Journal, and Business Week, Changing
Times,  Financial  World,  Forbes,   Fortune,  and  Money  magazines  -  provide
performance statistics over specified time periods.


e) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.


f) Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates historical measure of yield, price, and total return for common and small company stock, long-term government bonds, Treasury bills, and inflation.


g) Savings and Loan Historical Interest Rates - as published in the U.S. Savings & Loan League Fact Book.


h) Historical data supplied by the research departments of CS First Boston Corporation, the J. P. Morgan companies, Salomon Brothers, Merrill Lynch, Lehman Brothers and Bloomberg L.P.

i) Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.


From time to time, advertisements or information for the Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.


Advertisements or information may also compare the Fund's performance to the return on CDs or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of the Fund's fixed-income investments, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of the Fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in the Fund is not insured by any federal, state or private entity.


In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION

The Fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the Fund cannot guarantee that these goals will be met.


The Fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 49 years and now services more than 2.9 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $216 billion in assets under management for more than 5.9 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 121 U.S. based open-end investment companies to the public. The Fund may identify itself by its NASDAQ symbol or CUSIP number.

As of January 2, 1998, the principal shareholders of the Fund, beneficial or of record, were as follows:

                                 Share       Per-
Name and Address                 Amount     centage
----------------------------------------------------------
CLASS I

Corelink Financial, Inc.
P.O. Box 4054
Concord, CA 94524             837,651.198    16.3%

FTTC Trust Operations
Thomas Cotter I/R
69001578314
P.O. Box 7519
San Mateo, CA 94403           272,103.733     5.3%

Southtrust Bank of Alabama TTEE
FBO MAIC Holding Co.
420 N. 20th St.
Birmingham, AL 35203          268,787.482     5.2%

ADVISOR CLASS
Franklin Resources, Inc.
1850 Gateway Dr.
San Mateo, CA 94404            2,329.037     52.8%

William J. Lippman & Doris
Lippman, JT WROS
18 Daniel Drive
Englewood, NJ 0761             2,071.351     46.9%

From time to time, the number of Fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Fund's Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets if you are held personally liable for obligations of the Fund. The Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the Fund and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the Fund's total assets. Thus, the risk of you incurring financial loss on account of shareholder liability is limited to the unlikely circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a Notice of Levy.

SUMMARY OF CODE OF ETHICS. Employees of the Franklin Templeton Group who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations must be sent to a compliance officer and, within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the compliance officer; and
(iii) access persons involved in preparing and making investment decisions must, in addition to (i) and (ii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.


FINANCIAL STATEMENTS


The audited financial statements contained in the Annual Report to Shareholders of the Trust, for the fiscal year ended September 30, 1997, including the auditors' report, are incorporated herein by reference.


USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended



ADVISORY SERVICES - Franklin Advisory Services, Inc., the Fund's investment manager

BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit


CLASS I AND ADVISOR CLASS - The Fund offers two classes of shares, designated "Class I" and "Advisor Class." The two classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge and expense structures.


CODE - Internal Revenue Code of 1986, as amended

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter

FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the Fund's administrator

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service


MOODY'S - Moody's Investors Service, Inc.


NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NYSE - New York Stock Exchange

PROSPECTUS - The prospectus for Advisor Class shares of the Fund dated February 1, 1998, as may be amended from time to time

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

S&P - Standard & Poor's Corporation

SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

U.S. - United States

WE/OUR/US - Unless a different meaning is indicated by the context, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.

APPENDIX

DESCRIPTION OF RATINGS

CORPORATE BOND RATINGS

MOODY'S

AAA - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA - Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A - Bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

BAA - Bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BA - Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and, thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C - Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating may also reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

159 SAIA 02/98








                             Franklin Managed Trust
                                File Nos. 33-9994
                                    811-4894

                                    FORM N-1A
                                     PART C
                                Other Information

ITEM 24  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements incorporated herein by reference to the Registrant's Annual Report to Shareholders dated September 30, 1997 as filed with the SEC electronically on form type N-30D on December 4, 1997.

      (i)   Report of Independent Accountants

      (ii)  Financial Highlights

      (iii) Statement of Investments - September 30, 1997

      (iv) Statement of Assets and Liabilities - September 30, 1997

      (v)   Statement of Operations - for the year ended September 30, 1997

      (vi) Statements of Changes in Net Assets - for the years ended September 30, 1997 and 1996

      (vii) Notes to Financial Statements

(b) The following exhibits, are incorporated by reference herein, except exhibits 8(iii), 8(iv), 11(i), 18(ii), 27(i), 27(ii), 27(iii), 27(iv) and
     27(v) which are attached.

      (1)   Copies of the charter as now in effect;

            (i) Amended and Restated Agreement and Declaration of Trust dated October 30, 1986
                 Filing: Post-Effective Amendment No. 12 to Registration Statement of Registrant on Form N-1A
                 File No. 33-9994
                 Filing Date: April 24, 1995

            (ii) Certificate of Amendment of Agreement and  Declaration of
                 Trust dated June 28, 1988
                 Filing: Post-Effective Amendment No. 12 to Registration Statement of Registrant on Form N-1A
                 File No. 33-9994
                 Filing Date: April 24, 1995

            (iii)Certificate of Amendment of Agreement and  Declaration of
                 Trust dated March 13, 1995
                 Filing: Post-Effective Amendment No. 12 to Registration Statement of Registrant on Form N-1A
                 File No. 33-9994
                 Filing Date: April 24, 1995

      (2)   Copies of the existing By-Laws or instruments corresponding thereto;

            (i)  By-Laws
                 Filing: Post-Effective Amendment No. 12 to Registration Statement of Registrant on Form N-1A
                 File No. 33-9994
                 Filing Date: April 24, 1995

      (3) Copies of any voting trust agreement with respect to more than five percent of any class of equity securities of the Registrant;

            Not Applicable

      (4) Specimens or copies of each security issued by the Registrant, including copies of all constituent instruments, defining the rights of the holders of such securities, and copies of each security being registered;

            Not Applicable

      (5)   Copies  of  all  investment   advisory  contracts  relating  to  the
            management of the assets of the Registrant;

            (i) Management Agreement between Franklin Rising Dividends Fund and Franklin Advisory Services, Inc., dated July 1, 1996
                 Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                 File No. 33-9994
                 Filing Date: November 25, 1996

            (ii) Management Agreement between Franklin Investment Grade
                 Income Fund and Franklin Advisory Services, Inc., dated July 1, 1996.
                 Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                 File No. 33-9994
                 Filing Date: November 25, 1996

            (iii)Management Agreement between Franklin Corporate Qualified
                 Dividend Fund and Franklin Advisory Services, Inc., dated July 1, 1996.
                 Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                 File No. 33-9994
                 Filing Date: November 25, 1996

      (6) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

            (i) Amended and Restated Distribution Agreement between Franklin/Templeton Distributors, Inc. and Franklin Managed Trust dated April 23, 1995
                 Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                 File No. 33-9994
                 Filing Date: November 25, 1996

            (ii) Forms of dealer agreements between Franklin/Templeton
                 Distributors, Inc. and Securities Dealers:
                 Registrant: Franklin Tax-Free Trust
                 Filing: Post-Effective Amendment No. 22 to Registration on Form N-1A
                 File No. 2-94222
                 Filing Date: March 14, 1996

      (7) Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such; any such plan that is not set forth in a formal document, furnish a reasonably detailed description thereof;

            Not Applicable

      (8)   Copies of all custodian  agreements and depository  contracts  under
            Section 17(f) of the 1940 Act, with respect to securities and similar investments of the Registrant, including the schedule of remuneration;

            (i) Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                 Registrant:  Franklin New York Tax-Free Trust
                 Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A
                 File No. 33-7785
                 Filing Date: March 1, 1996

            (ii) Terminal Link Agreement between Registrant and Bank of New
                 York dated February 16, 1996
                 Registrant: Franklin New York Tax-Free Trust
                 Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A
                 File No. 33-7785
                 Filing Date: March 1, 1996

            (iii)Amendment dated May 7, 1997 to Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996

            (iv) Amendment  dated  October  15, 1997 to Exhibit A in the Master
                 Custody Agreement between the Registrant and Bank of New York dated February 16, 1996

      (9) Copies of all other material contracts not made in the ordinary course of business which are to be performed in whole or in part at or after the date of filing the Registration Statement;

            Not Applicable

      (10) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will when sold be legally issued, fully paid and nonassessable;

            Not Applicable

      (11) Copies of any other opinions, appraisals or rulings and consents to the use thereof relied on in the preparation of this registration statement and required by Section 7 of the 1933 Act;

            (i)  Consent of Independent Accountants

      (12) All financial statements omitted from Item 23;

            Not Applicable

      (13) Copies of any agreements or understandings made in consideration for providing the initial capital between or among the Registrant, the underwriter, adviser, promoter or initial stockholders and written assurances from promoters or initial stockholders that their purchases were made for investment purposes without any present intention of redeeming or reselling;

            (i)  Letter of Understanding dated April 12, 1995
                 Filing: Post-Effective Amendment No. 12 to Registration Statement of Registrant on Form N-1A
                 File No. 33-9994
                 Filing Date: April 24, 1995

      (14) Copies of the model plan used in the establishment of any retirement plan in conjunction with which Registrant offers its securities, any instructions thereto and any other documents making up the model plan. Such form(s) should disclose the costs and fees charged in connection therewith;

            (i)  Copy of model retirement plan:
                 Registrant: Franklin High Income Trust
                 Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                 File No. 2-30203
                 Filing Date: August 1, 1989

      (15) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act, which describes all material aspects of the financing of distribution of Registrant's shares, and any agreements with any person relating to implementation of such plan.

            (i) Amended and Restated Distribution Plan between Franklin Rising Dividends Fund and Franklin/Templeton Distributors, Inc., dated July 1, 1993
                 Filing: Post-Effective Amendment No. 12 to Registration Statement of Registrant on Form N-1A
                 File No. 33-9994
                 Filing Date: April 24, 1995

            (ii) Amended and Restated Distribution Plan between Franklin
                 Investment Grade Income Fund and Franklin/Templeton Distributors, Inc., dated July 1, 1993
                 Filing: Post-Effective Amendment No. 12 to Registration Statement of Registrant on Form N-1A
                 File No. 33-9994
                 Filing Date: April 24, 1995

            (iii)Amended and Restated Distribution Plan between Franklin
                 Corporate Qualified Dividend Fund and Franklin/Templeton Distributors, Inc., dated July 1, 1993
                 Filing: Post-Effective Amendment No. 12 to Registration Statement of Registrant on Form N-1A
                 File No. 33-9994
                 Filing Date: April 24, 1995

            (iv) Class II Distribution Plan between Franklin Managed Trust on behalf of Franklin Rising Dividends Fund - Class II, and Franklin/Templeton Distributors, Inc., pursuant to Rule 12b-1 dated March 30, 1995
                 Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A
                 File No. 33-9994
                 Filing Date: November 30, 1995

      (16) Schedule for computation of each performance quotation provided in the registration statement in response to Item 22 (which need not be audited).

            (i)  Schedule for Computation of Performance Quotations
                 Registrant: Franklin New York Tax-Free Trust
                 Filing: Post-Effective Amendment No. 12 to Registration Statement of Registrant on Form N-1A
                 File No. 33-7785
                 Filing Dated: April 25, 1995

      (17) Power of Attorney

            (i)  Power of Attorney dated March 13, 1995
                 Filing: Post-Effective Amendment No. 12 to Registration Statement of Registrant on Form N-1A
                 File No. 33-9994
                 Filing Date: April 24, 1995

            (ii) Certificate of Secretary dated March 13, 1995
                 Filing: Post-Effective Amendment No. 12 to Registration Statement of Registrant on Form N-1A
                 File No. 33-9994
                 Filing Date: April 24, 1995

      (18) Copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act

            (i) Multiple Class Plan for Franklin Investment Grade Income Fund dated June 12, 1996
                 Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                 File No. 33-9994
                 Filing Date: November 25, 1996

            (ii) Multiple Class Plan for Franklin Rising Dividends Fund
                 dated October 19, 1995

      (27)  Financial Data Schedule

            (i) Financial Data Schedule for Franklin Corporate Qualified Dividend Fund

            (ii) Financial Data Schedule for Franklin Rising Dividends Fund
                 - Class I

            (iii)Financial Data Schedule for Franklin Rising Dividends Fund -
                 Class II

            (iv) Financial Data Schedule for Franklin Investment Grade Income
                 Fund - Class I

            (v) Financial Data Schedule for Franklin Investment Grade Income Fund - Advisor Class

ITEM 25  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      None

ITEM 26  NUMBER OF HOLDERS OF SECURITIES

      As of October 31, 1997 the number of record holders of the only class of securities of the Registrant was as follows:

                                                Number of Record Holders
                                                                       ADVISOR
TITLE OF CLASS                                   CLASS I   CLASS II     CLASS
Shares of Beneficial Interest
Franklin Corporate Qualified Dividend Fund            421      N/A       N/A
Franklin Rising Dividends Fund                     24,366    1,422       N/A
Franklin Investment Grade Income Fund               2,000      N/A        11

ITEM 27 INDEMNIFICATION

   Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

   Please see the Declaration of Trust, By-Laws, Management and Distribution Agreements, previously filed as exhibits and incorporated herein by reference.

   Notwithstanding the provisions contained in the Registrant's By-Laws, in the absence of authorization by the appropriate court on the merits pursuant to said By-Laws, any indemnification under said By-Laws shall be made by the Registrant only if authorized in the manner provided by such By-Laws.

ITEM 28  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

   The officers and directors of the Registrant's manager also serve as officers and/or directors for (1) the manager's corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Templeton Group of Funds. In addition, Mr. Charles B. Johnson is a director of General Host Corporation. For additional information please see Part B and Schedules A and D of Form ADV of the Funds' Investment Manager (SEC File 801-51967), incorporated herein by reference, which sets forth the officers and directors of the Investment Manager and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 29  PRINCIPAL UNDERWRITERS

a)  Franklin/Templeton   Distributors,   Inc.,  ("Distributors")  also  acts  as
principal underwriter of shares of:

Franklin Asset Allocation Fund
Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin  Custodian Funds, Inc.
Franklin Equity Fund
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Trust
Franklin Gold Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Institutional Fiduciary Trust

Franklin Templeton Japan Fund
Templeton American Trust, Inc.
Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.
Templeton Variable Annuity Fund
Templeton Variable Products Series Fund

   b) The information required by this Item 29 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No.
8-5889).

   c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 30  LOCATION OF ACCOUNTS AND RECORDS

   The accounts, books or other documents required to be maintained by Section 31 (a) of the Investment Company Act of 1940 are kept by the Fund or its shareholder services agent, Franklin/Templeton Investor Services, Inc., both of whose principal address is 777 Mariners Island Blvd., San Mateo, CA.
94404.

ITEM 31  MANAGEMENT SERVICES

   There are no management-related service contracts not discussed in Part A or Part B.

ITEM 32  UNDERTAKINGS

   The Registrant hereby undertakes to comply with the information requirement in Item 5A of the Form N-1A by including the required information in the Fund's annual report and to furnish each person to whom a prospectus is delivered a copy of the annual report upon request and without charge.



                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 29th day of January, 1998.

                                   FRANKLIN MANAGED TRUST
                                  (Registrant)

                           By: /S/ WILLIAM J. LIPPMAN*
                                   William J. Lippman,
                                   President and Chief Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Amendment has been signed below by the following persons in the capacities and on the dates indicated:

WILLIAM J. LIPPMAN*                  Principal Executive Officer and Trustee
William J. Lippman                   Dated:  January 29, 1998

MARTIN L. FLANAGAN*                  Principal Financial Officer
Martin L. Flanagan                   Dated: January 29, 1998

DIOMEDES LOO-TAM*                    Principal Accounting Officer
Diomedes Loo-Tam                     Dated: January 29, 1998

FRANK T. CROHN*                      Trustee
Frank T. Crohn                       Dated: January 29, 1998

CHARLES RUBENS, II*                  Trustee
Charles Rubens, II                   Dated: January 29, 1998

LEONARD RUBIN*                       Trustee
Leonard Rubin                        Dated: January 29, 1998


*By:  /s/ Larry L. Greene, Attorney-in-Fact
      (Pursuant to Powers of Attorney previously filed)

                             FRANKLIN MANAGED TRUST
                             REGISTRATION STATEMENT
                                 EXHIBITS INDEX

EXHIBIT NO.        DESCRIPTION                                     LOCATION

EX-99.B1(i)        Amended and Restated Agreement and Declaration        *
                   of Trust dated October 30, 1986
                                                                         *
EX-99.B1(ii)       Certificate of Amendment of Agreement and             *
                    Declaration of Trust dated June 28, 1988

EX-99.B1(iii)      Certificate of Amendment of Agreement and             *
                   Declaration of Trust dated March 13, 1995

EX-99.B2(i)        By-Laws                                               *

EX-99.B5(i)        Management Agreement between Franklin Rising          *
                   Dividends Fund and Franklin Advisory Services,
                   Inc., dated July 1, 1996

EX-99.B5(ii)       Management Agreement between Franklin                 *
                   Investment Grade Income Fund and Franklin
                   Advisory Services, Inc., dated July 1, 1996

EX-99.B5(iii)      Management Agreement between Franklin Corporate       *
                   Qualified Dividend Fund and Franklin Advisory
                   Services, Inc., dated July 1, 1996

EX-99.B6(i)        Amended and Restated Distribution Agreement           *
                   between Franklin/Templeton Distributors, Inc., and Franklin Managed Trust dated April 23, 1995

EX-99.B6(ii)       Forms of Dealer Agreements between                    *
                   Franklin/Templeton Distributors, Inc., and
                   Securities Dealers

EX-99.B8(i)        Master Custody Agreement between Registrant and       *
                   Bank of New York dated February 16, 1996

EX-99.B8(ii)       Terminal Link Agreement between Registrant and        *
                   Bank of New York dated February 16, 1996

EX-99.B8(iii)      Amendment dated May 7, 1997 to Master Custody     Attached
                   Agreement between the Registrant and Bank of New York dated February 16, 1996

EX-99.B8(iv)       Amendment dated October 15, 1997 to Exhibit A     Attached
                   in the Master Custody Agreement between the Registrant and Bank of New York dated
                   February 16, 1996

EX-99.B11(i)       Consent of Independent Accountants                Attached

EX-99.B13(i)       Letter of Understanding dated April 12, 1995          *

EX-99.B14(i)       Copy of model retirement plan                         *

EX-99.B15(i)       Amended and Restated Distribution Plan between        *
                   Franklin Rising Dividends Fund and
                   Franklin/Templeton Distributors, Inc., dated
                   July 1, 1993

EX-99.B15(ii)      Amended and Restated Distribution Plan between        *
                   Franklin Investment Grade Income Fund and
                   Franklin/Templeton Distributors, Inc., dated
                   July 1, 1993

EX-99.B15(iii)     Amended and Restated Distribution Plan between        *
                   Franklin Corporate Qualified Dividend Fund and
                   Franklin/Templeton Distributors, Inc., dated
                   July 1, 1993

EX-99.B15(iv)      Class II Distribution Plan between Franklin           *
                   Managed Trust on behalf of Franklin Rising
                   Dividends Fund - Class II and
                   Franklin/Templeton Distributors, Inc., dated
                   March 30, 1995

EX-99.B16(i)       Schedule for Computation of Performance               *
                   Quotations

EX-99.B17(i)       Power of Attorney dated March 13, 1995                *

EX-99.B17(ii)      Certificate of Secretary dated March 13, 1995         *

EX-99.B18(i)       Multiple Class Plan for Franklin Investment           *
                   Grade Income Fund

EX-99.B18(ii)      Multiple Class Plan for Franklin Rising           Attached
                   Dividends Fund

EX-27.B(i)         Financial Data Schedule for Franklin Corporate    Attached
                   Qualified Dividend Fund

EX-27.B(ii)        Financial Data Schedule for Franklin Rising       Attached
                   Dividends Fund - Class I

EX-27.B(iii)       Financial Data Schedule for Franklin Rising       Attached
                   Dividends Fund - Class II

EX-27.B(iv)        Financial Data Schedule for Franklin Investment   Attached
                   Grade Income Fund - Class I

EX-27.B(v)         Financial Data Schedule for Franklin Investment   Attached
                   Grade Income Fund - Advisor Class

* Incorporated by reference